UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00483

ELFUN TRUSTS

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Report to Shareholders.

(a)	The Report to Shareholders is attached herewith.

Elfun Trusts

ELFNX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the Elfun Trusts (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Trusts	$19	0.17%

How did the Fund perform last year and what affected its performance?

Primary drivers of relative performance included the following:

Outperformance in IT. IT was the best performing Index sector during the reporting period rising 36.55%. On top of this strong return, the Fund outperformed by more than 9%, adding value through overweight positions in companies that are beneficiaries of Artificial Intelligence investment such as Nvidia and Broadcom. Outperformance in industrials. The Fund benefitted from holdings including Parker-Hannifin, Eaton, and Emerson Electric, all of which significantly outperformed during the reporting period, as they benefitted from a range of tailwinds including infrastructure/capex spending driven by reshoring, green investment, and increased data center demand.

Underperformance and Overweight in healthcare. The healthcare sector, which is more defensive, lagged in the strong risk-on market. This negatively impacted the Fund, which was overweight the sector. In addition, the Fund’s stock selections underperformed. The largest detracting positions included Johnson & Johnson (pharma), Merck (pharma) and Thermo Fisher Scientific (life sciences tools & services).

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	ELFNX	S&P 500® Index
12/31/14	$10,000	$10,000
01/31/15	$9,660	$9,700
02/28/15	$10,319	$10,257
03/31/15	$10,160	$10,095
04/30/15	$10,243	$10,192
05/31/15	$10,408	$10,323
06/30/15	$10,228	$10,123
07/31/15	$10,545	$10,335
08/31/15	$9,816	$9,712
09/30/15	$9,354	$9,471
10/31/15	$10,345	$10,270
11/30/15	$10,460	$10,301
12/31/15	$10,170	$10,138
01/31/16	$9,427	$9,635
02/29/16	$9,429	$9,622
03/31/16	$9,945	$10,275
04/30/16	$9,965	$10,315
05/31/16	$10,202	$10,500
06/30/16	$10,086	$10,527
07/31/16	$10,612	$10,915
08/31/16	$10,669	$10,931
09/30/16	$10,792	$10,933
10/31/16	$10,520	$10,733
11/30/16	$10,626	$11,131
12/31/16	$10,788	$11,351
01/31/17	$11,258	$11,566
02/28/17	$11,733	$12,025
03/31/17	$11,796	$12,039
04/30/17	$11,952	$12,163
05/31/17	$12,029	$12,334
06/30/17	$12,241	$12,411
07/31/17	$12,697	$12,666
08/31/17	$12,785	$12,705
09/30/17	$12,906	$12,967
10/31/17	$13,062	$13,270
11/30/17	$13,389	$13,677
12/31/17	$13,552	$13,829
01/31/18	$14,450	$14,621
02/28/18	$14,001	$14,082
03/31/18	$13,702	$13,724
04/30/18	$13,597	$13,777
05/31/18	$13,958	$14,108
06/30/18	$14,113	$14,195
07/31/18	$14,663	$14,724
08/31/18	$15,004	$15,203
09/30/18	$15,177	$15,290
10/31/18	$14,066	$14,245
11/30/18	$14,387	$14,535
12/31/18	$13,092	$13,223
01/31/19	$14,274	$14,282
02/28/19	$14,690	$14,741
03/31/19	$14,823	$15,027
04/30/19	$15,611	$15,636
05/31/19	$14,666	$14,642
06/30/19	$15,765	$15,674
07/31/19	$15,904	$15,899
08/31/19	$15,645	$15,648
09/30/19	$15,716	$15,940
10/31/19	$16,368	$16,286
11/30/19	$17,186	$16,877
12/31/19	$17,748	$17,386
01/31/20	$17,842	$17,379
02/29/20	$16,629	$15,949
03/31/20	$14,738	$13,979
04/30/20	$16,780	$15,771
05/31/20	$17,771	$16,522
06/30/20	$18,113	$16,850
07/31/20	$19,073	$17,801
08/31/20	$20,577	$19,080
09/30/20	$19,635	$18,355
10/31/20	$19,218	$17,867
11/30/20	$21,322	$19,823
12/31/20	$22,196	$20,585
01/31/21	$21,864	$20,377
02/28/21	$22,845	$20,939
03/31/21	$23,757	$21,856
04/30/21	$25,078	$23,022
05/31/21	$25,289	$23,183
06/30/21	$25,680	$23,724
07/31/21	$26,276	$24,288
08/31/21	$26,719	$25,026
09/30/21	$25,544	$23,863
10/31/21	$27,144	$25,534
11/30/21	$26,564	$25,357
12/31/21	$27,586	$26,494
01/31/22	$26,690	$25,123
02/28/22	$25,631	$24,371
03/31/22	$26,115	$25,276
04/30/22	$23,887	$23,071
05/31/22	$23,870	$23,114
06/30/22	$21,794	$21,206
07/31/22	$23,873	$23,161
08/31/22	$22,818	$22,217
09/30/22	$20,690	$20,170
10/31/22	$22,057	$21,804
11/30/22	$23,392	$23,022
12/31/22	$22,104	$21,696
01/31/23	$23,839	$23,059
02/28/23	$23,138	$22,496
03/31/23	$23,734	$23,322
04/30/23	$24,371	$23,686
05/31/23	$25,020	$23,789
06/30/23	$26,677	$25,361
07/31/23	$27,601	$26,176
08/31/23	$27,466	$25,759
09/30/23	$26,107	$24,531
10/31/23	$25,941	$24,015
11/30/23	$28,398	$26,208
12/31/23	$29,727	$27,399
01/31/24	$30,689	$27,859
02/29/24	$32,844	$29,347
03/31/24	$33,827	$30,291
04/30/24	$32,468	$29,054
05/31/24	$34,110	$30,494
06/30/24	$35,555	$31,589
07/31/24	$35,931	$31,973
08/31/24	$36,591	$32,749
09/30/24	$37,139	$33,448
10/31/24	$36,824	$33,145
11/30/24	$38,459	$35,090
12/31/24	$37,765	$34,254

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
ELFNX	27.04%	16.30%	14.21%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$4,281,764,280
  Number of Portfolio Holdings46
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid$5,796,829

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
NVIDIA Corp.	8.5%
Microsoft Corp.	8.2%
Apple, Inc.	6.9%
Amazon.com, Inc.	5.9%
Meta Platforms, Inc., Class A	4.3%
Broadcom, Inc.	3.5%
Alphabet, Inc., Class C	3.5%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., Class A	2.4%
Visa, Inc., Class A	2.4%

Top Ten Industry

Industry	%
Semiconductors & Semiconductor Equipment	14.6%
Software	13.7%
Interactive Media & Services	10.2%
Technology Hardware, Storage & Peripherals	6.9%
Broadline Retail	5.9%
Banks	4.6%
Specialty Retail	4.3%
Financial Services	4.2%
Pharmaceuticals	4.1%
Oil, Gas & Consumable Fuels	3.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR ELFNX

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Elfun Trusts (the “Fund,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. The Code is combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Fund’s Board of Trustees (the “Board”) has determined that the Fund has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Mr. George M. Pereira, Mr. Mark E. Swanson and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“EY”), the Registrant’s principal accountant, for the audit of the Registrant’s annual financial statements or services normally provided by EY in connection with the Registrant’s statutory and regulatory filings and engagements were $29,288 and $28,788, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2024 and December 31, 2023, there were no fees for assurance and related services by EY that were reasonably related to the performance of the audit of the Registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ending December 31, 2024 and December 31, 2023 the aggregate tax fees billed for professional services rendered by EY for the review of year-end distribution requirements were $2,776 and $2,776, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2024 and December 31, 2023, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Registrant, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate fees for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant that (i) relate directly to the operations and financial reporting of the Registrant and (ii) were pre-approved by the Registrant’s Audit Committee were approximately $9,556,710 and $9,540,002, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Fund’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate non-audit fees billed by EY for services rendered to the Registrant and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Registrant were approximately $36,700,000 and $39,000,000 respectively.

(h)

EY notified the Fund’s Audit Committee of all non-audit services that were rendered by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Fund, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Fund’s Audit Committee to consider whether such services were compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the report to shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
December 31, 2024
Elfun Funds
Elfun International Equity Fund
Elfun Trusts
Elfun Diversified Fund
Elfun Tax-Exempt Income Fund
Elfun Income Fund
Elfun Government Money Market Fund

Elfun Funds
Annual Report Financial Statements and Other Information
December 31, 2024

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not applicable

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Elfun International Equity Fund
Schedule of Investments — December 31, 2024
	Number of Shares	Fair Value
Common Stock - 98.3% †
Australia - 1.3%
BHP Group Ltd., Class DI	87,678	$2,143,451
Brazil - 0.4%
Itau Unibanco Holding SA ADR	140,409	696,429
Canada - 1.2%
Brookfield Corp.	35,869	2,060,559
France - 18.6%
Air Liquide SA	24,026	3,904,001
AXA SA	64,017	2,275,059
BNP Paribas SA	27,691	1,698,076
Cie de Saint-Gobain SA	37,789	3,353,485
Dassault Systemes SE	63,048	2,187,088
EssilorLuxottica SA	18,100	4,415,745
LVMH Moet Hennessy Louis Vuitton SE	6,287	4,137,225
Safran SA	18,260	4,010,436
Schneider Electric SE	21,548	5,375,191
		31,356,306
Germany - 8.3%
adidas AG	13,876	3,411,848
Infineon Technologies AG	86,384	2,818,772
RWE AG	83,780	2,501,123
SAP SE	21,066	5,179,941
		13,911,684
Hong Kong - 1.6%
AIA Group Ltd.	372,967	2,703,164
Ireland - 2.6%
Experian PLC	62,308	2,688,290
Kerry Group PLC, Class A	16,877	1,629,649
		4,317,939
Japan - 19.3%
Daikin Industries Ltd.	21,300	2,488,227
Disco Corp.	9,100	2,416,866
Hoya Corp.	17,752	2,205,728
Komatsu Ltd.	122,800	3,349,298
Mitsubishi UFJ Financial Group, Inc.	422,426	4,937,504
Murata Manufacturing Co. Ltd.	137,973	2,191,493
Recruit Holdings Co. Ltd.	73,400	5,107,887
Sony Group Corp.	243,900	5,146,374
	Number of Shares	Fair Value
Tokio Marine Holdings, Inc.	130,794	$4,699,477
		32,542,854
Netherlands - 6.4%
ASML Holding NV	7,169	5,038,330
ING Groep NV	203,560	3,189,198
Universal Music Group NV	102,477	2,623,161
		10,850,689
Norway - 1.4%
Equinor ASA	101,986	2,424,559
Portugal - 1.0%
Galp Energia SGPS SA	103,569	1,710,569
Singapore - 2.2%
United Overseas Bank Ltd.	137,200	3,653,772
Spain - 3.1%
Cellnex Telecom SA (a)(b)	86,616	2,736,468
Industria de Diseno Textil SA	48,321	2,483,807
		5,220,275
Sweden - 2.1%
Assa Abloy AB, Class B	118,149	3,494,293
Switzerland - 10.6%
DSM-Firmenich AG	27,411	2,773,694
Nestle SA	43,401	3,565,863
Novartis AG	51,332	5,004,710
Roche Holding AG	16,004	4,481,243
Sika AG	8,700	2,078,858
		17,904,368
United Kingdom - 16.7%
Ashtead Group PLC	45,230	2,812,476
AstraZeneca PLC	35,655	4,674,414
Croda International PLC	19,180	813,112
Diageo PLC	97,381	3,094,734
London Stock Exchange Group PLC	37,286	5,269,755
Prudential PLC	265,772	2,120,272
Rentokil Initial PLC	549,508	2,758,321
Spirax Group PLC	27,960	2,400,422
Standard Chartered PLC	334,474	4,141,198
		28,084,704

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun International Equity Fund	1

Elfun International Equity Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
United States - 1.5%
MercadoLibre, Inc. (b)	1,441	$2,450,334
Total Common Stock (Cost $116,621,395)		165,525,949
Short-Term Investments - 1.6%
State Street Institutional Treasury Money Market Fund - Premier Class 4.40% (c)(d)	1,538,053	1,538,053
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.47% (c)(d)	1,081,378	1,081,378
Total Short-Term Investments (Cost $2,619,431)		2,619,431
Total Investments (Cost $119,240,826)		168,145,380
Other Assets and Liabilities, net - 0.1%		183,899
NET ASSETS - 100.0%		$168,329,279
The Fund had the following short futures contracts open at December 31, 2024:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	March 2025	4	$(455,751)	$(453,500)	$2,251
During the year ended December 31, 2024, the average notional values related to long and short futures contracts were $1,134,067 and $362,357, respectively.
Notes to Schedule of Investments – December 31, 2024
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to $2,736,468 or 1.63% of the net assets of the Elfun International Equity Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(b)	Non-income producing security.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.

See Notes to Schedules of Investments and Notes to Financial Statements.
2	Elfun International Equity Fund

Elfun International Equity Fund
Schedule of Investments, continued — December 31, 2024
†	Percentages are based on net assets as of December 31, 2024.
Abbreviations:
ADR - American Depositary Receipt
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$100,523,008	$65,002,941	$—	$165,525,949
Short-Term Investments	2,619,431	—	—	2,619,431
Total Investments in Securities	$103,142,439	$65,002,941	$—	$168,145,380
Other Financial Instruments
Short Futures Contracts - Unrealized Appreciation	$2,251	$—	$—	$2,251
Total Other Financial Instruments	$2,251	$—	$—	$2,251

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	1,533,237	$1,533,237	$10,859,428	$10,854,612	$—	$—	1,538,053	$1,538,053	$98,763
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,176,046	1,176,046	10,759,942	10,854,610	—	—	1,081,378	1,081,378	79,058
TOTAL		$2,709,283	$21,619,370	$21,709,222	$—	$—		$2,619,431	$177,821
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun International Equity Fund	3

Elfun Trusts
Schedule of Investments — December 31, 2024
	Number of Shares	Fair Value
Common Stock - 98.9% †
Apparel Retail - 1.0%
Ross Stores, Inc.	287,500	$43,490,125
Application Software - 4.3%
Adobe, Inc. (a)	154,700	68,791,996
Salesforce, Inc.	224,049	74,906,302
Synopsys, Inc. (a)	79,800	38,731,728
		182,430,026
Biotechnology - 1.2%
Vertex Pharmaceuticals, Inc. (a)	128,042	51,562,513
Broadline Retail - 5.9%
Amazon.com, Inc. (a)	1,156,100	253,636,779
Construction Materials - 1.3%
Martin Marietta Materials, Inc.	103,100	53,251,150
Diversified Banks - 4.6%
Bank of America Corp.	1,550,900	68,162,055
JPMorgan Chase & Co.	543,021	130,167,564
		198,329,619
Electrical Components & Equipment - 3.1%
Eaton Corp. PLC	155,300	51,539,411
Emerson Electric Co.	665,300	82,450,629
		133,990,040
Environmental & Facilities Services - 1.3%
Waste Management, Inc.	280,400	56,581,916
Financial Exchanges & Data - 1.7%
S&P Global, Inc.	148,200	73,808,046
Healthcare Equipment - 3.1%
Abbott Laboratories	543,000	61,418,730
Becton Dickinson & Co.	307,100	69,671,777
		131,090,507
Home Improvement Retail - 2.0%
Home Depot, Inc.	224,700	87,406,053
Industrial Gases - 1.4%
Linde PLC	139,200	58,278,864
Industrial Machinery & Supplies & Components - 1.8%
Parker-Hannifin Corp.	122,700	78,040,881
	Number of Shares	Fair Value
Integrated Oil & Gas - 2.0%
Exxon Mobil Corp.	794,537	$85,468,345
Interactive Media & Services - 10.2%
Alphabet, Inc., Class A	547,700	103,679,610
Alphabet, Inc., Class C	781,200	148,771,728
Meta Platforms, Inc., Class A	313,192	183,377,048
		435,828,386
Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc.	138,100	71,843,763
Managed Healthcare - 1.8%
UnitedHealth Group, Inc.	149,956	75,856,742
Multi-Utilities - 1.6%
CMS Energy Corp.	1,010,800	67,369,820
Oil & Gas Exploration & Production - 1.2%
ConocoPhillips	520,400	51,608,068
Other Specialty Retail - 1.2%
Ulta Beauty, Inc. (a)	119,800	52,104,614
Personal Care Products - 1.4%
Kenvue, Inc.	2,890,086	61,703,336
Pharmaceuticals - 4.1%
Johnson & Johnson	668,328	96,653,595
Merck & Co., Inc.	801,976	79,780,573
		176,434,168
Property & Casualty Insurance - 1.7%
Chubb Ltd.	258,400	71,395,920
Semiconductor Materials & Equipment - 1.5%
Applied Materials, Inc.	352,400	57,310,812
ASML Holding NV NY Reg Shrs	12,600	8,732,808
		66,043,620
Semiconductors - 13.1%
Broadcom, Inc.	642,700	149,003,568
NVIDIA Corp.	2,724,700	365,899,963
ON Semiconductor Corp. (a)	708,400	44,664,620
		559,568,151
Systems Software - 9.4%
Microsoft Corp.	835,135	352,009,403

See Notes to Schedules of Investments and Notes to Financial Statements.
4	Elfun Trusts

Elfun Trusts
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
ServiceNow, Inc. (a)	47,900	$50,779,748
		402,789,151
Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	1,181,000	295,746,020
Telecom Tower REITs - 1.6%
American Tower Corp.	381,529	69,976,234
Trading Companies & Distributors - 1.6%
United Rentals, Inc.	95,567	67,321,217
Transaction & Payment Processing Services - 4.2%
Mastercard, Inc., Class A	152,600	80,354,582
Visa, Inc., Class A	320,200	101,196,008
		181,550,590
Water Utilities - 1.0%
American Water Works Co., Inc.	336,600	41,903,334
Total Common Stock (Cost $1,752,829,133)		4,236,407,998
Short-Term Investments - 0.6%
State Street Institutional Treasury Money Market Fund - Premier Class 4.40% (b)(c)	14,719,792	14,719,792
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.47% (b)(c)	10,885,408	10,885,408
Total Short-Term Investments (Cost $25,605,200)		25,605,200
Total Investments (Cost $1,778,434,333)		4,262,013,198
Other Assets and Liabilities, net - 0.5%		19,751,082
NET ASSETS - 100.0%		$4,281,764,280
Notes to Schedule of Investments – December 31, 2024
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2024.
Abbreviations:
REIT - Real Estate Investment Trust

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Trusts	5

Elfun Trusts
Schedule of Investments, continued — December 31, 2024
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$4,236,407,998	$—	$—	$4,236,407,998
Short-Term Investments	25,605,200	—	—	25,605,200
Total Investments in Securities	$4,262,013,198	$—	$—	$4,262,013,198

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	24,256,056	$24,256,056	$264,159,232	$273,695,496	$—	$—	14,719,792	$14,719,792	$1,613,497
State Street Institutional U.S. Government Money Market Fund - Class G Shares	21,957,027	21,957,027	262,623,876	273,695,495	—	—	10,885,408	10,885,408	1,470,828
TOTAL		$46,213,083	$526,783,108	$547,390,991	$—	$—		$25,605,200	$3,084,325
See Notes to Schedules of Investments and Notes to Financial Statements.
6	Elfun Trusts

Elfun Diversified Fund
Schedule of Investments — December 31, 2024
	Number of Shares	Fair Value
Domestic Equity - 40.2% †
Common Stock - 40.2%
Advertising - 0.0%*
Interpublic Group of Cos., Inc.	549	$15,383
Omnicom Group, Inc.	265	22,801
		38,184
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. (a)	104	61,809
Boeing Co. (a)	1,061	187,797
General Dynamics Corp.	373	98,282
General Electric Co.	1,559	260,026
Howmet Aerospace, Inc.	589	64,419
Huntington Ingalls Industries, Inc.	49	9,259
L3Harris Technologies, Inc.	273	57,406
Lockheed Martin Corp.	303	147,240
Northrop Grumman Corp.	199	93,389
RTX Corp.	1,912	221,257
Textron, Inc.	282	21,570
TransDigm Group, Inc.	81	102,650
		1,325,104
Agricultural & Farm Machinery - 0.1%
Deere & Co.	366	155,074
Agricultural Products & Services - 0.0%*
Archer-Daniels-Midland Co.	683	34,505
Bunge Global SA	183	14,230
		48,735
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	176	18,184
Expeditors International of Washington, Inc.	209	23,151
FedEx Corp.	326	91,714
United Parcel Service, Inc., Class B	1,062	133,918
		266,967
Apparel Retail - 0.2%
Ross Stores, Inc.	482	72,912
TJX Cos., Inc.	1,623	196,075
		268,987
Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	166	63,480
Ralph Lauren Corp.	61	14,090
	Number of Shares	Fair Value
Tapestry, Inc.	333	$21,755
		99,325
Application Software - 1.1%
Adobe, Inc. (a)	634	281,927
ANSYS, Inc. (a)	127	42,841
Autodesk, Inc. (a)	312	92,218
Cadence Design Systems, Inc. (a)	397	119,283
Fair Isaac Corp. (a)	35	69,682
Intuit, Inc.	403	253,285
Palantir Technologies, Inc., Class A (a)	2,927	221,369
PTC, Inc. (a)	178	32,729
Roper Technologies, Inc.	155	80,577
Salesforce, Inc.	1,380	461,375
Synopsys, Inc. (a)	222	107,750
Tyler Technologies, Inc. (a)	62	35,752
Workday, Inc., Class A (a)	310	79,989
		1,878,777
Asset Management & Custody Banks - 0.5%
Ameriprise Financial, Inc.	142	75,605
Bank of New York Mellon Corp.	1,032	79,289
Blackrock, Inc.	210	215,273
Blackstone, Inc.	1,046	180,351
Franklin Resources, Inc.	447	9,070
Invesco Ltd.	588	10,278
KKR & Co., Inc.	979	144,804
Northern Trust Corp.	293	30,032
State Street Corp. (b)	427	41,910
T. Rowe Price Group, Inc.	323	36,528
		823,140
Automobile Manufacturers - 1.0%
Ford Motor Co.	5,624	55,678
General Motors Co.	1,570	83,634
Tesla, Inc. (a)	4,037	1,630,302
		1,769,614
Automotive Parts & Equipment - 0.0%*
BorgWarner, Inc.	318	10,109
Automotive Retail - 0.1%
AutoZone, Inc. (a)	24	76,848
CarMax, Inc. (a)	233	19,050
O'Reilly Automotive, Inc. (a)	84	99,607
		195,505

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	7

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Biotechnology - 0.7%
AbbVie, Inc.	2,550	$453,135
Amgen, Inc.	781	203,560
Biogen, Inc. (a)	204	31,196
Gilead Sciences, Inc.	1,807	166,913
Incyte Corp. (a)	245	16,922
Moderna, Inc. (a)	510	21,206
Regeneron Pharmaceuticals, Inc. (a)	150	106,849
Vertex Pharmaceuticals, Inc. (a)	375	151,012
		1,150,793
Brewers - 0.0%*
Molson Coors Beverage Co., Class B	261	14,961
Broadcasting - 0.0%*
Fox Corp., Class A	323	15,691
Fox Corp., Class B	195	8,919
Paramount Global, Class B	719	7,521
		32,131
Broadline Retail - 1.7%
Amazon.com, Inc. (a)(c)	13,533	2,969,005
eBay, Inc.	697	43,179
		3,012,184
Building Products - 0.2%
A.O. Smith Corp.	171	11,664
Allegion PLC	130	16,988
Builders FirstSource, Inc. (a)	159	22,726
Carrier Global Corp.	1,214	82,868
Johnson Controls International PLC	965	76,167
Lennox International, Inc.	47	28,637
Masco Corp.	324	23,513
Trane Technologies PLC	327	120,778
		383,341
Cable & Satellite - 0.1%
Charter Communications, Inc., Class A (a)	137	46,960
Comcast Corp., Class A	5,493	206,152
		253,112
Cargo Ground Transportation - 0.0%*
JB Hunt Transport Services, Inc.	119	20,309
	Number of Shares	Fair Value
Old Dominion Freight Line, Inc.	273	$48,157
		68,466
Casinos & Gaming - 0.0%*
Caesars Entertainment, Inc. (a)	338	11,296
Las Vegas Sands Corp.	507	26,040
MGM Resorts International (a)	329	11,400
Wynn Resorts Ltd.	139	11,976
		60,712
Commodity Chemicals - 0.0%*
Dow, Inc.	1,019	40,893
LyondellBasell Industries NV, Class A	361	26,811
		67,704
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	1,496	165,353
Cisco Systems, Inc.	5,748	340,281
F5, Inc. (a)	87	21,878
Juniper Networks, Inc.	482	18,051
Motorola Solutions, Inc.	242	111,860
		657,423
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	266	22,823
Construction & Engineering - 0.0%*
Quanta Services, Inc.	215	67,951
Construction Machinery & Heavy Transportation Equipment - 0.3%
Caterpillar, Inc.	695	252,118
Cummins, Inc.	198	69,023
PACCAR, Inc.	758	78,847
Westinghouse Air Brake Technologies Corp.	252	47,777
		447,765
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	88	45,452
Vulcan Materials Co.	190	48,874
		94,326
Consumer Electronics - 0.0%*
Garmin Ltd.	221	45,583

See Notes to Schedules of Investments and Notes to Financial Statements.
8	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Consumer Finance - 0.2%
American Express Co.	801	$237,729
Capital One Financial Corp.	553	98,611
Discover Financial Services	365	63,229
Synchrony Financial	567	36,855
		436,424
Consumer Staples Merchandise Retail - 0.7%
Costco Wholesale Corp.	640	586,413
Dollar General Corp.	331	25,096
Dollar Tree, Inc. (a)	286	21,433
Target Corp.	669	90,435
Walmart, Inc.	6,267	566,224
		1,289,601
Copper - 0.0%*
Freeport-McMoRan, Inc.	2,078	79,130
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	445	78,912
Equinix, Inc.	138	130,119
		209,031
Data Processing & Outsourced Services - 0.0%*
Broadridge Financial Solutions, Inc.	172	38,888
Distillers & Vintners - 0.0%*
Brown-Forman Corp., Class B	290	11,014
Constellation Brands, Inc., Class A	221	48,841
		59,855
Distributors - 0.0%*
Genuine Parts Co.	210	24,520
LKQ Corp.	392	14,406
Pool Corp.	57	19,433
		58,359
Diversified Banks - 1.2%
Bank of America Corp.	9,632	423,326
Citigroup, Inc.	2,720	191,461
Fifth Third Bancorp	944	39,912
JPMorgan Chase & Co.	4,068	975,140
KeyCorp	1,372	23,516
PNC Financial Services Group, Inc.	576	111,082
U.S. Bancorp	2,261	108,144
	Number of Shares	Fair Value
Wells Fargo & Co.	4,801	$337,222
		2,209,803
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	651	107,519
Diversified Support Services - 0.1%
Cintas Corp.	496	90,619
Copart, Inc. (a)	1,265	72,599
		163,218
Drug Retail - 0.0%*
Walgreens Boots Alliance, Inc.	1,149	10,720
Electric Utilities - 0.6%
Alliant Energy Corp.	382	22,591
American Electric Power Co., Inc.	768	70,833
Constellation Energy Corp.	453	101,341
Duke Energy Corp.	1,119	120,561
Edison International	542	43,273
Entergy Corp.	614	46,553
Evergy, Inc.	345	21,235
Eversource Energy	527	30,266
Exelon Corp.	1,438	54,126
FirstEnergy Corp.	714	28,403
NextEra Energy, Inc.	2,986	214,066
NRG Energy, Inc.	295	26,615
PG&E Corp.	3,108	62,719
Pinnacle West Capital Corp.	166	14,072
PPL Corp.	1,034	33,564
Southern Co.	1,586	130,560
Xcel Energy, Inc.	831	56,109
		1,076,887
Electrical Components & Equipment - 0.3%
AMETEK, Inc.	334	60,207
Eaton Corp. PLC	568	188,502
Emerson Electric Co.	830	102,862
Generac Holdings, Inc. (a)	87	13,489
Hubbell, Inc.	78	32,673
Rockwell Automation, Inc.	164	46,870
		444,603
Electronic Components - 0.1%
Amphenol Corp., Class A	1,746	121,260
Corning, Inc.	1,122	53,317
		174,577

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	9

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (a)	253	$40,639
Teledyne Technologies, Inc. (a)	68	31,561
Trimble, Inc. (a)	360	25,438
Zebra Technologies Corp., Class A (a)	72	27,808
		125,446
Electronic Manufacturing Services - 0.0%*
Jabil, Inc.	170	24,463
Environmental & Facilities Services - 0.1%
Republic Services, Inc.	296	59,549
Rollins, Inc.	397	18,401
Veralto Corp.	360	36,666
Waste Management, Inc.	529	106,747
		221,363
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	234	19,965
Corteva, Inc.	997	56,789
FMC Corp.	198	9,625
Mosaic Co.	454	11,159
		97,538
Financial Exchanges & Data - 0.4%
Cboe Global Markets, Inc.	146	28,529
CME Group, Inc.	522	121,224
FactSet Research Systems, Inc.	56	26,896
Intercontinental Exchange, Inc.	833	124,125
MarketAxess Holdings, Inc.	54	12,206
Moody's Corp.	227	107,455
MSCI, Inc.	113	67,801
Nasdaq, Inc.	585	45,226
S&P Global, Inc.	457	227,600
		761,062
Food Distributors - 0.0%*
Sysco Corp.	708	54,134
Food Retail - 0.0%*
Kroger Co.	956	58,459
Footwear - 0.1%
Deckers Outdoor Corp. (a)	219	44,477
	Number of Shares	Fair Value
NIKE, Inc., Class B	1,708	$129,244
		173,721
Gas Utilities - 0.0%*
Atmos Energy Corp.	217	30,222
Gold - 0.0%*
Newmont Corp.	1,656	61,636
Health Care REITs - 0.1%
Alexandria Real Estate Equities, Inc.	234	22,827
Healthpeak Properties, Inc.	1,051	21,304
Ventas, Inc.	582	34,274
Welltower, Inc.	838	105,613
		184,018
Healthcare Distributors - 0.1%
Cardinal Health, Inc.	352	41,631
Cencora, Inc.	251	56,395
Henry Schein, Inc. (a)	180	12,456
McKesson Corp.	185	105,433
		215,915
Healthcare Equipment - 0.9%
Abbott Laboratories	2,500	282,775
Baxter International, Inc.	736	21,462
Becton Dickinson & Co.	418	94,832
Boston Scientific Corp. (a)	2,139	191,055
Dexcom, Inc. (a)	569	44,251
Edwards Lifesciences Corp. (a)	833	61,667
GE HealthCare Technologies, Inc.	667	52,146
Hologic, Inc. (a)	350	25,231
IDEXX Laboratories, Inc. (a)	119	49,199
Insulet Corp. (a)	104	27,151
Intuitive Surgical, Inc. (a)	516	269,331
Medtronic PLC	1,862	148,737
ResMed, Inc.	214	48,940
STERIS PLC	138	28,367
Stryker Corp.	498	179,305
Teleflex, Inc.	61	10,857
Zimmer Biomet Holdings, Inc.	290	30,633
		1,565,939
Healthcare Facilities - 0.1%
HCA Healthcare, Inc.	260	78,039

See Notes to Schedules of Investments and Notes to Financial Statements.
10	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Universal Health Services, Inc., Class B	87	$15,610
		93,649
Healthcare Services - 0.1%
Cigna Group	405	111,837
CVS Health Corp.	1,821	81,745
DaVita, Inc. (a)	66	9,870
Labcorp Holdings, Inc.	115	26,372
Quest Diagnostics, Inc.	167	25,193
		255,017
Healthcare Supplies - 0.0%*
Align Technology, Inc. (a)	103	21,476
Cooper Cos., Inc. (a)	272	25,005
Solventum Corp. (a)	183	12,089
		58,570
Heavy Electrical Equipment - 0.1%
GE Vernova, Inc.	399	131,243
Home Building - 0.1%
DR Horton, Inc.	423	59,144
Lennar Corp., Class A	348	47,457
NVR, Inc. (a)	4	32,715
PulteGroup, Inc.	299	32,561
		171,877
Home Furnishings - 0.0%*
Mohawk Industries, Inc. (a)	83	9,888
Home Improvement Retail - 0.4%
Home Depot, Inc.	1,434	557,811
Lowe's Cos., Inc.	816	201,389
		759,200
Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts, Inc.	1,029	18,028
Hotels, Resorts & Cruise Lines - 0.4%
Airbnb, Inc., Class A (a)	618	81,211
Booking Holdings, Inc.	48	238,484
Carnival Corp. (a)	1,525	38,003
Expedia Group, Inc. (a)	179	33,353
Hilton Worldwide Holdings, Inc.	356	87,989
Marriott International, Inc., Class A	328	91,492
	Number of Shares	Fair Value
Norwegian Cruise Line Holdings Ltd. (a)	580	$14,924
Royal Caribbean Cruises Ltd.	342	78,896
		664,352
Household Products - 0.5%
Church & Dwight Co., Inc.	357	37,382
Clorox Co.	172	27,935
Colgate-Palmolive Co.	1,184	107,637
Kimberly-Clark Corp.	486	63,685
Procter & Gamble Co.	3,400	570,010
		806,649
Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	592	173,296
Dayforce, Inc. (a)	230	16,707
Paychex, Inc.	462	64,782
Paycom Software, Inc.	72	14,758
		269,543
Independent Power Producers & Energy Traders - 0.0%*
AES Corp.	914	11,763
Vistra Corp.	496	68,384
		80,147
Industrial Conglomerates - 0.2%
3M Co.	776	100,174
Honeywell International, Inc.	934	210,981
		311,155
Industrial Gases - 0.2%
Air Products & Chemicals, Inc.	322	93,393
Linde PLC	686	287,208
		380,601
Industrial Machinery & Supplies & Components - 0.3%
Dover Corp.	200	37,520
Fortive Corp.	505	37,875
IDEX Corp.	112	23,440
Illinois Tool Works, Inc.	391	99,142
Ingersoll Rand, Inc.	587	53,100
Nordson Corp.	81	16,948
Otis Worldwide Corp.	582	53,899
Parker-Hannifin Corp.	186	118,302
Pentair PLC	248	24,959
Snap-on, Inc.	79	26,819
Stanley Black & Decker, Inc.	230	18,467

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	11

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Xylem, Inc.	359	$41,651
		552,122
Industrial REITs - 0.1%
Prologis, Inc.	1,344	142,061
Insurance Brokers - 0.3%
Aon PLC, Class A	315	113,135
Arthur J Gallagher & Co.	364	103,321
Brown & Brown, Inc.	333	33,973
Marsh & McLennan Cos., Inc.	714	151,661
Willis Towers Watson PLC	146	45,733
		447,823
Integrated Oil & Gas - 0.6%
Chevron Corp.	2,410	349,064
Exxon Mobil Corp.	6,348	682,854
Occidental Petroleum Corp.	967	47,780
		1,079,698
Integrated Telecommunication Services - 0.3%
AT&T, Inc.	10,309	234,736
Verizon Communications, Inc.	6,062	242,419
		477,155
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	346	50,620
Take-Two Interactive Software, Inc. (a)	238	43,811
		94,431
Interactive Media & Services - 2.7%
Alphabet, Inc., Class A (c)	8,447	1,599,017
Alphabet, Inc., Class C (c)	6,879	1,310,037
Match Group, Inc. (a)	366	11,972
Meta Platforms, Inc., Class A	3,152	1,845,527
		4,766,553
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	216	20,660
GoDaddy, Inc., Class A (a)	204	40,264
VeriSign, Inc. (a)	124	25,663
		86,587
Investment Banking & Brokerage - 0.4%
Charles Schwab Corp.	2,170	160,602
Goldman Sachs Group, Inc.	452	258,824
Morgan Stanley	1,786	224,536
	Number of Shares	Fair Value
Raymond James Financial, Inc.	266	$41,318
		685,280
IT Consulting & Other Services - 0.2%
Cognizant Technology Solutions Corp., Class A	714	54,907
EPAM Systems, Inc. (a)	83	19,407
Gartner, Inc. (a)	112	54,261
International Business Machines Corp.	1,340	294,572
		423,147
Leisure Products - 0.0%*
Hasbro, Inc.	207	11,573
Life & Health Insurance - 0.1%
Aflac, Inc.	728	75,304
Globe Life, Inc.	111	12,379
MetLife, Inc.	849	69,516
Principal Financial Group, Inc.	290	22,449
Prudential Financial, Inc.	515	61,043
		240,691
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	420	56,423
Bio-Techne Corp.	228	16,423
Charles River Laboratories International, Inc. (a)	75	13,845
Danaher Corp.	934	214,400
IQVIA Holdings, Inc. (a)	251	49,324
Mettler-Toledo International, Inc. (a)	31	37,934
Revvity, Inc.	182	20,313
Thermo Fisher Scientific, Inc.	551	286,647
Waters Corp. (a)	83	30,791
West Pharmaceutical Services, Inc.	101	33,083
		759,183
Managed Healthcare - 0.5%
Centene Corp. (a)	712	43,133
Elevance Health, Inc.	336	123,950
Humana, Inc.	173	43,892
Molina Healthcare, Inc. (a)	83	24,157
UnitedHealth Group, Inc.	1,329	672,288
		907,420

See Notes to Schedules of Investments and Notes to Financial Statements.
12	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Metal, Glass & Plastic Containers - 0.0%*
Ball Corp.	434	$23,926
Movies & Entertainment - 0.5%
Live Nation Entertainment, Inc. (a)	230	29,785
Netflix, Inc. (a)	617	549,944
Walt Disney Co.	2,610	290,624
Warner Bros Discovery, Inc. (a)	3,183	33,644
		903,997
Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	199	43,774
Camden Property Trust	160	18,566
Equity Residential	497	35,665
Essex Property Trust, Inc.	88	25,119
Mid-America Apartment Communities, Inc.	172	26,586
UDR, Inc.	450	19,534
		169,244
Multi-Line Insurance - 0.0%*
American International Group, Inc.	908	66,102
Multi-Sector Holdings - 0.7%
Berkshire Hathaway, Inc., Class B (a)(c)	2,649	1,200,739
Multi-Utilities - 0.3%
Ameren Corp.	374	33,338
CenterPoint Energy, Inc.	963	30,556
CMS Energy Corp.	416	27,726
Consolidated Edison, Inc.	504	44,972
Dominion Energy, Inc.	1,210	65,171
DTE Energy Co.	301	36,346
NiSource, Inc.	663	24,372
Public Service Enterprise Group, Inc.	725	61,255
Sempra	915	80,264
WEC Energy Group, Inc.	461	43,352
		447,352
Office REITs - 0.0%*
BXP, Inc.	222	16,508
Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co.	1,431	58,699
Halliburton Co.	1,262	34,314
	Number of Shares	Fair Value
Schlumberger NV	2,053	$78,712
		171,725
Oil & Gas Exploration & Production - 0.3%
APA Corp.	534	12,330
ConocoPhillips	1,860	184,456
Coterra Energy, Inc.	1,008	25,744
Devon Energy Corp.	956	31,290
Diamondback Energy, Inc.	269	44,070
EOG Resources, Inc.	801	98,187
EQT Corp.	838	38,640
Hess Corp.	398	52,938
Texas Pacific Land Corp.	28	30,967
		518,622
Oil & Gas Refining & Marketing - 0.1%
Marathon Petroleum Corp.	468	65,286
Phillips 66 Co.	605	68,928
Valero Energy Corp.	461	56,514
		190,728
Oil & Gas Storage & Transportation - 0.2%
Kinder Morgan, Inc.	2,789	76,419
ONEOK, Inc.	845	84,838
Targa Resources Corp.	317	56,584
Williams Cos., Inc.	1,764	95,468
		313,309
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	427	44,882
VICI Properties, Inc.	1,553	45,363
		90,245
Other Specialty Retail - 0.0%*
Tractor Supply Co.	775	41,122
Ulta Beauty, Inc. (a)	69	30,010
		71,132
Packaged Foods & Meats - 0.2%
Campbell's Co.	249	10,428
Conagra Brands, Inc.	705	19,564
General Mills, Inc.	808	51,526
Hershey Co.	215	36,410
Hormel Foods Corp.	414	12,987
J.M. Smucker Co.	154	16,959
Kellanova	396	32,064
Kraft Heinz Co.	1,285	39,462
Lamb Weston Holdings, Inc.	206	13,767

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	13

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
McCormick & Co., Inc.	371	$28,285
Mondelez International, Inc., Class A	1,936	115,637
Tyson Foods, Inc., Class A	419	24,068
		401,157
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	2,174	20,457
Avery Dennison Corp.	118	22,081
International Paper Co.	503	27,072
Packaging Corp. of America	122	27,466
Smurfit WestRock PLC	719	38,725
		135,801
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	923	55,842
Southwest Airlines Co.	889	29,888
United Airlines Holdings, Inc. (a)	479	46,511
		132,241
Passenger Ground Transportation - 0.1%
Uber Technologies, Inc. (a)	3,053	184,157
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	318	23,844
Kenvue, Inc.	2,760	58,926
		82,770
Pharmaceuticals - 1.3%
Bristol-Myers Squibb Co.	2,944	166,513
Eli Lilly & Co.	1,138	878,536
Johnson & Johnson	3,475	502,554
Merck & Co., Inc.	3,648	362,903
Pfizer, Inc.	8,138	215,901
Viatris, Inc.	1,739	21,651
Zoetis, Inc.	657	107,045
		2,255,103
Property & Casualty Insurance - 0.4%
Allstate Corp.	381	73,453
Arch Capital Group Ltd.	538	49,684
Assurant, Inc.	75	15,992
Chubb Ltd.	545	150,584
Cincinnati Financial Corp.	228	32,764
Erie Indemnity Co., Class A	36	14,840
Hartford Financial Services Group, Inc.	421	46,057
	Number of Shares	Fair Value
Loews Corp.	270	$22,866
Progressive Corp.	851	203,908
Travelers Cos., Inc.	329	79,253
W.R. Berkley Corp.	410	23,993
		713,394
Publishing - 0.0%*
News Corp., Class A	523	14,404
News Corp., Class B	142	4,321
		18,725
Rail Transportation - 0.2%
CSX Corp.	2,806	90,549
Norfolk Southern Corp.	327	76,747
Union Pacific Corp.	872	198,851
		366,147
Real Estate Services - 0.1%
CBRE Group, Inc., Class A (a)	438	57,505
CoStar Group, Inc. (a)	588	42,095
		99,600
Regional Banks - 0.1%
Citizens Financial Group, Inc.	604	26,431
Huntington Bancshares, Inc.	2,118	34,460
M&T Bank Corp.	240	45,122
Regions Financial Corp.	1,323	31,117
Truist Financial Corp.	1,937	84,027
		221,157
Reinsurance - 0.0%*
Everest Group Ltd.	63	22,835
Research & Consulting Services - 0.1%
Equifax, Inc.	180	45,873
Jacobs Solutions, Inc.	184	24,586
Leidos Holdings, Inc.	185	26,651
Verisk Analytics, Inc.	205	56,463
		153,573
Restaurants - 0.4%
Chipotle Mexican Grill, Inc. (a)	1,986	119,756
Darden Restaurants, Inc.	171	31,924
Domino's Pizza, Inc.	47	19,729
McDonald's Corp.	1,033	299,456
Starbucks Corp.	1,645	150,106
Yum! Brands, Inc.	406	54,469
		675,440

See Notes to Schedules of Investments and Notes to Financial Statements.
14	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
Retail REITs - 0.1%
Federal Realty Investment Trust	115	$12,874
Kimco Realty Corp.	1,013	23,735
Realty Income Corp.	1,257	67,136
Regency Centers Corp.	236	17,448
Simon Property Group, Inc.	443	76,289
		197,482
Self Storage REITs - 0.1%
Extra Space Storage, Inc.	305	45,628
Public Storage	227	67,973
		113,601
Semiconductor Materials & Equipment - 0.3%
Applied Materials, Inc.	1,186	192,879
Enphase Energy, Inc. (a)	194	13,324
KLA Corp.	195	122,873
Lam Research Corp.	1,873	135,287
Teradyne, Inc.	238	29,969
		494,332
Semiconductors - 4.3%
Advanced Micro Devices, Inc. (a)	2,334	281,924
Analog Devices, Inc.	720	152,971
Broadcom, Inc. (c)	6,752	1,565,384
First Solar, Inc. (a)	149	26,260
Intel Corp.	6,187	124,049
Microchip Technology, Inc.	758	43,471
Micron Technology, Inc.	1,610	135,498
Monolithic Power Systems, Inc.	71	42,011
NVIDIA Corp.	35,452	4,760,849
ON Semiconductor Corp. (a)	599	37,767
QUALCOMM, Inc.	1,600	245,792
Skyworks Solutions, Inc.	236	20,928
Texas Instruments, Inc.	1,314	246,388
		7,683,292
Single-Family Residential REITs - 0.0%*
Invitation Homes, Inc.	778	24,873
Soft Drinks & Non-alcoholic Beverages - 0.4%
Coca-Cola Co.	5,591	348,096
Keurig Dr. Pepper, Inc.	1,638	52,612
Monster Beverage Corp. (a)	1,015	53,348
PepsiCo, Inc.	1,978	300,775
		754,831
	Number of Shares	Fair Value
Specialty Chemicals - 0.2%
Albemarle Corp.	172	$14,806
Celanese Corp.	173	11,973
DuPont de Nemours, Inc.	600	45,750
Eastman Chemical Co.	169	15,433
Ecolab, Inc.	366	85,761
International Flavors & Fragrances, Inc.	357	30,184
PPG Industries, Inc.	323	38,583
Sherwin-Williams Co.	336	114,217
		356,707
Steel - 0.0%*
Nucor Corp.	342	39,915
Steel Dynamics, Inc.	195	22,243
		62,158
Systems Software - 3.2%
Crowdstrike Holdings, Inc., Class A (a)	335	114,624
Fortinet, Inc. (a)	918	86,733
Gen Digital, Inc.	805	22,041
Microsoft Corp.	10,745	4,529,017
Oracle Corp.	2,327	387,771
Palo Alto Networks, Inc. (a)	940	171,042
ServiceNow, Inc. (a)	297	314,856
		5,626,084
Technology Distributors - 0.0%*
CDW Corp.	191	33,242
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	21,847	5,470,926
Dell Technologies, Inc., Class C	414	47,709
Hewlett Packard Enterprise Co.	1,863	39,775
HP, Inc.	1,407	45,910
NetApp, Inc.	298	34,592
Seagate Technology Holdings PLC	289	24,944
Super Micro Computer, Inc. (a)	761	23,195
Western Digital Corp. (a)	493	29,398
		5,716,449
Telecom Tower REITs - 0.1%
American Tower Corp.	678	124,352
Crown Castle, Inc.	626	56,816

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	15

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Number of Shares	Fair Value
SBA Communications Corp.	157	$31,996
		213,164
Timber REITs - 0.0%*
Weyerhaeuser Co.	1,012	28,488
Tobacco - 0.2%
Altria Group, Inc.	2,422	126,646
Philip Morris International, Inc.	2,240	269,584
		396,230
Trading Companies & Distributors - 0.1%
Fastenal Co.	834	59,973
United Rentals, Inc.	96	67,626
WW Grainger, Inc.	64	67,459
		195,058
Transaction & Payment Processing Services - 1.1%
Corpay, Inc. (a)	98	33,165
Fidelity National Information Services, Inc.	787	63,566
Fiserv, Inc. (a)	815	167,417
Global Payments, Inc.	370	41,462
Jack Henry & Associates, Inc.	107	18,757
Mastercard, Inc., Class A	1,184	623,459
PayPal Holdings, Inc. (a)	1,459	124,526
Visa, Inc., Class A	2,496	788,836
		1,861,188
Water Utilities - 0.0%*
American Water Works Co., Inc.	284	35,355
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	700	154,511
Total Common Stock (Cost $37,085,411)		71,467,744
Total Domestic Equity (Cost $37,085,411)		71,467,744
Foreign Equity - 0.3%
Common Stock - 0.3%
Automotive Parts & Equipment - 0.0%*
Aptiv PLC (a)	342	20,684
Electronic Manufacturing Services - 0.0%*
TE Connectivity PLC	435	62,192
IT Consulting & Other Services - 0.2%
Accenture PLC, Class A	901	316,963
	Number of Shares	Fair Value
Semiconductors - 0.1%
NXP Semiconductors NV	368	$76,489
Total Common Stock (Cost $299,179)		476,328
Total Foreign Equity (Cost $299,179)		476,328
	Principal Amount
Bonds and Notes - 30.1%
U.S. Treasuries - 9.4%
U.S. Treasury Bonds
2.25% 08/15/46	$684,000	441,714
3.00% 08/15/48	1,623,600	1,187,004
4.13% 08/15/53	552,000	492,401
4.38% 08/15/43	460,000	433,119
U.S. Treasury Inflation-Indexed Notes
1.63% 10/15/29	945,387	929,859
1.88% 07/15/34	1,399,894	1,357,296
U.S. Treasury Notes
0.75% 01/31/28	1,673,000	1,503,347
1.63% 05/15/31	364,000	307,153
2.75% 08/15/32	213,000	189,004
3.50% 04/30/28	904,000	881,329
3.88% 12/31/27 - 08/15/34	2,321,000	2,210,731
4.00% 07/31/29	1,089,000	1,072,069
4.13% 07/31/31	432,000	423,495
4.25% 10/15/25 - 12/31/25	2,346,000	2,346,550
4.44% 07/31/25	512,200	500,515
4.63% 10/15/26 - 05/31/31	1,581,000	1,593,963
5.00% 09/30/25	848,000	852,372
Total U.S. Treasuries (Cost $17,107,301)		16,721,921
Agency Mortgage Backed - 8.7%
Federal Home Loan Mortgage Corp.
3.00% 04/01/43 - 10/01/49	1,142,868	997,672
4.50% 06/01/33 - 02/01/35	594	586
5.00% 07/01/35	5,516	5,516
5.50% 01/01/38 - 04/01/39	9,150	9,317
6.00% 06/01/33 - 11/01/37	22,842	23,706
6.50% 11/01/28	181	185
7.00% 12/01/29 - 08/01/36	5,822	6,217
7.50% 09/01/33	707	733
8.00% 07/01/26 - 11/01/30	618	640
8.50% 04/01/30	1,818	1,950

See Notes to Schedules of Investments and Notes to Financial Statements.
16	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Federal National Mortgage Association
2.50% 03/01/51	$560,460	$456,702
3.00% 03/01/50	203,597	175,299
3.50% 08/01/45 - 01/01/48	479,832	432,241
4.00% 01/01/41 - 01/01/50	439,418	408,352
4.50% 07/01/33 - 12/01/48	210,295	201,797
5.00% 03/01/34 - 05/01/39	16,212	16,159
5.50% 07/01/33 - 01/01/39	34,340	34,915
6.00% 02/01/29 - 05/01/41	114,412	117,955
6.50% 07/01/29 - 08/01/36	2,936	3,068
7.00% 05/01/33 - 12/01/33	390	415
7.50% 12/01/26 - 03/01/33	1,191	1,223
8.00% 09/01/30	151	154
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.97% 04/01/37 (d)	191	192
Government National Mortgage Association
3.00% 12/20/42 - 05/20/45	1,081,509	957,884
3.50% 08/20/48	181,869	164,361
4.00% 01/20/41 - 04/20/43	92,351	87,592
4.50% 08/15/33 - 03/20/41	37,882	36,920
5.00% 08/15/33	1,887	1,895
6.00% 07/15/33 - 04/15/34	2,853	2,945
6.50% 06/15/34 - 07/15/36	4,927	5,120
7.00% 04/15/28 - 10/15/36	1,208	1,259
7.50% 04/15/28	2,220	2,238
8.00% 05/15/30	93	95
Government National Mortgage Association REMICS 30 day USD SOFR Average + 5.85%
1.25% 05/20/64 (d)(e)	1,336,719	33,331
Uniform Mortgage-Backed Security, TBA
2.00% 01/01/55 (f)	2,324,752	1,807,650
2.50% 01/01/55 (f)	3,065,599	2,495,952
3.00% 01/01/55 (f)	2,249,871	1,908,901
3.50% 01/01/55 (f)	1,300,000	1,149,400
6.00% 01/01/55 (f)	2,348,415	2,359,500
6.50% 01/01/55 (f)	1,409,049	1,438,808
Total Agency Mortgage Backed (Cost $16,343,876)		15,348,845
	Principal Amount	Fair Value
Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51% 07/25/29	$224,000	$203,941
4.05% 09/25/28 (d)	71,000	69,493
Federal Home Loan Mortgage Corp. REMICS
5.50% 06/15/33 (e)	1,468	174
7.50% 07/15/27 (e)	602	34
Federal Home Loan Mortgage Corp. STRIPS
0.00% 08/01/27 (g)	33	31
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08% 09/25/43 (d)(e)	66,747	1,762
Federal National Mortgage Association Interest STRIPS
4.50% 08/25/35 - 01/25/36 (e)	3,468	442
5.00% 03/25/38 - 05/25/38 (e)	2,327	365
5.50% 12/25/33 (e)	821	132
6.00% 01/25/35 (e)	2,260	374
Federal National Mortgage Association REMICS
1.14% 12/25/42 (d)(e)	12,687	316
5.00% 09/25/40 (e)	2,452	233
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 5.89%
1.32% 07/25/38 (d)(e)	2,647	181
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 6.44%
1.87% 11/25/41 (d)(e)	387,435	37,715
Total Agency Collateralized Mortgage Obligations (Cost $487,901)		315,193
Corporate Notes - 10.1%
3M Co.
3.13% 09/19/46	12,000	8,226
7-Eleven, Inc.
0.95% 02/10/26 (h)	66,000	63,140
Abbott Laboratories
3.75% 11/30/26	12,000	11,858
4.90% 11/30/46	11,000	10,259

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	17

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
AbbVie, Inc.
2.95% 11/21/26	$26,000	$25,267
3.20% 05/14/26 - 11/21/29	22,000	21,076
4.05% 11/21/39	4,000	3,420
4.25% 11/21/49	15,000	12,216
4.30% 05/14/36	10,000	9,130
4.40% 11/06/42	8,000	6,922
4.63% 10/01/42	3,000	2,653
4.70% 05/14/45	2,000	1,769
4.88% 11/14/48	3,000	2,694
5.05% 03/15/34	88,000	86,977
5.40% 03/15/54	11,000	10,598
5.50% 03/15/64	13,000	12,437
Accenture Capital, Inc.
4.50% 10/04/34	35,000	33,272
Advanced Micro Devices, Inc.
4.39% 06/01/52	29,000	24,239
AEP Texas, Inc.
3.45% 05/15/51	23,000	15,273
5.70% 05/15/34	36,000	36,233
AEP Transmission Co. LLC
5.40% 03/15/53	13,000	12,394
Aircastle Ltd.
4.25% 06/15/26	9,000	8,910
Alexandria Real Estate Equities, Inc.
1.88% 02/01/33	17,000	13,101
2.95% 03/15/34	16,000	13,182
3.55% 03/15/52	14,000	9,520
4.70% 07/01/30	2,000	1,951
Allstate Corp.
4.20% 12/15/46	16,000	12,885
Allstate Corp. (7.72% fixed rate until 01/31/25; 3.20% + 3 mo. Term SOFR thereafter)
7.72% 08/15/53 (d)	21,000	20,967
Ally Financial, Inc.
2.20% 11/02/28	20,000	17,808
Altria Group, Inc.
3.40% 05/06/30 - 02/04/41	37,000	31,618
4.00% 02/04/61	2,000	1,394
4.25% 08/09/42	2,000	1,593
4.45% 05/06/50	3,000	2,321
4.50% 05/02/43	3,000	2,449
Amazon.com, Inc.
1.50% 06/03/30	6,000	5,089
2.50% 06/03/50	22,000	13,113
2.70% 06/03/60	3,000	1,719
2.88% 05/12/41	13,000	9,552
	Principal Amount	Fair Value
3.15% 08/22/27	$2,000	$1,934
3.25% 05/12/61	6,000	3,909
4.05% 08/22/47	3,000	2,468
4.25% 08/22/57	3,000	2,452
Ameren Corp.
3.65% 02/15/26	4,000	3,949
American Electric Power Co., Inc.
2.30% 03/01/30	23,000	20,000
3.25% 03/01/50	2,000	1,286
American Honda Finance Corp.
5.85% 10/04/30	64,000	66,628
American Tower Corp.
1.50% 01/31/28	33,000	29,766
2.90% 01/15/30	3,000	2,701
3.80% 08/15/29	20,000	18,938
American Water Capital Corp.
2.95% 09/01/27	10,000	9,557
5.45% 03/01/54	35,000	33,554
Americold Realty Operating Partnership LP
5.41% 09/12/34	30,000	28,712
Amgen, Inc.
2.00% 01/15/32	68,000	55,178
3.00% 01/15/52	6,000	3,790
3.15% 02/21/40	13,000	9,663
3.38% 02/21/50	3,000	2,055
4.66% 06/15/51	3,000	2,518
5.51% 03/02/26	30,000	29,991
5.60% 03/02/43	17,000	16,546
5.65% 03/02/53	17,000	16,388
5.75% 03/02/63	16,000	15,348
AngloGold Ashanti Holdings PLC
3.38% 11/01/28	200,000	183,826
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70% 02/01/36	25,000	23,707
4.90% 02/01/46	11,000	10,017
Anheuser-Busch InBev Worldwide, Inc.
3.50% 06/01/30	10,000	9,371
5.55% 01/23/49	14,000	13,827
Aon Corp./Aon Global Holdings PLC
2.90% 08/23/51	14,000	8,517
Apollo Debt Solutions BDC
6.90% 04/13/29 (h)	30,000	30,987

See Notes to Schedules of Investments and Notes to Financial Statements.
18	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Apple, Inc.
2.20% 09/11/29	$12,000	$10,799
2.65% 02/08/51	38,000	23,428
2.80% 02/08/61	15,000	8,894
2.95% 09/11/49	3,000	2,001
3.35% 02/09/27	2,000	1,959
3.45% 02/09/45	17,000	13,013
3.85% 08/04/46	10,000	8,049
3.95% 08/08/52	12,000	9,544
4.85% 05/10/53	40,000	37,800
Applied Materials, Inc.
4.35% 04/01/47	2,000	1,693
4.80% 06/15/29	50,000	50,180
Aptiv Swiss Holdings Ltd.
4.40% 10/01/46	3,000	2,261
ArcelorMittal SA
4.55% 03/11/26	69,000	68,576
6.00% 06/17/34	22,000	22,308
6.35% 06/17/54	36,000	35,581
6.80% 11/29/32	16,000	17,101
Archer-Daniels-Midland Co.
2.50% 08/11/26	3,000	2,902
ARES Capital Corp.
2.88% 06/15/28	21,000	19,352
3.25% 07/15/25	48,000	47,522
Arthur J Gallagher & Co.
3.50% 05/20/51	8,000	5,512
Ascension Health
4.85% 11/15/53	9,000	8,045
Ashtead Capital, Inc.
5.55% 05/30/33 (h)	200,000	196,800
Astrazeneca Finance LLC
1.75% 05/28/28	30,000	27,204
5.00% 02/26/34	16,000	15,825
AstraZeneca PLC
3.00% 05/28/51	9,000	5,897
4.00% 01/17/29	2,000	1,946
4.38% 08/17/48	2,000	1,692
AT&T, Inc.
2.75% 06/01/31	75,000	65,248
3.55% 09/15/55	7,000	4,722
3.65% 06/01/51	54,000	38,098
3.85% 06/01/60	19,000	13,176
4.35% 03/01/29	28,000	27,406
4.50% 05/15/35	9,000	8,327
4.55% 03/09/49	3,000	2,491
4.75% 05/15/46	3,000	2,605
4.85% 03/01/39	10,000	9,269
5.40% 02/15/34	21,000	21,095
	Principal Amount	Fair Value
Athene Holding Ltd.
4.13% 01/12/28	$3,000	$2,926
6.15% 04/03/30	10,000	10,387
Atmos Energy Corp.
6.20% 11/15/53	15,000	16,007
Bain Capital Specialty Finance, Inc.
2.95% 03/10/26	25,000	24,267
Bank of America Corp.
3.25% 10/21/27	32,000	30,847
4.18% 11/25/27	15,000	14,731
4.25% 10/22/26	88,000	87,225
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09% 06/14/29 (d)	39,000	35,355
Bank of America Corp. (2.97% fixed rate until 02/04/32; 1.33% + SOFR thereafter)
2.97% 02/04/33 (d)	50,000	42,994
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97% 07/21/52 (d)	28,000	17,773
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42% 12/20/28 (d)	26,000	24,930
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.32% + 3 mo. Term SOFR thereafter)
3.56% 04/23/27 (d)	13,000	12,787
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71% 04/24/28 (d)	17,000	16,553
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85% 03/08/37 (d)	22,000	19,484
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95% 01/23/49 (d)	11,000	8,415

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	19

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24% 04/24/38 (d)	$10,000	$8,864
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27% 07/23/29 (d)	6,000	5,842
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3 mo. Term SOFR thereafter)
4.30% 01/28/25 (d)	23,000	22,922
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29% 04/25/34 (d)	50,000	49,629
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47% 01/23/35 (d)	30,000	30,089
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87% 09/15/34 (d)	102,000	104,809
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63% 09/20/26 (d)	38,000	37,052
Bank of Nova Scotia (7.57% fixed rate until 04/12/25; 2.91% + 3 mo. Term SOFR thereafter)
7.57% 04/12/25 (d)	22,000	21,839
BAT Capital Corp.
2.73% 03/25/31	11,000	9,497
4.39% 08/15/37	6,000	5,179
4.54% 08/15/47	3,000	2,367
5.83% 02/20/31	95,000	97,111
6.00% 02/20/34	16,000	16,436
7.08% 08/02/53	11,000	12,078
Baxter International, Inc.
1.92% 02/01/27	49,000	46,196
2.27% 12/01/28	16,000	14,425
2.54% 02/01/32	10,000	8,336
3.95% 04/01/30	13,000	12,273
Baylor Scott & White Holdings
2.84% 11/15/50	3,000	1,903
	Principal Amount	Fair Value
Becton Dickinson & Co.
3.70% 06/06/27	$13,000	$12,685
4.67% 06/06/47	3,000	2,563
4.69% 12/15/44	2,000	1,731
5.11% 02/08/34	100,000	98,532
Berkshire Hathaway Energy Co.
3.25% 04/15/28	2,000	1,904
3.70% 07/15/30	45,000	42,351
3.80% 07/15/48	2,000	1,485
4.25% 10/15/50	28,000	22,116
Berkshire Hathaway Finance Corp.
2.85% 10/15/50	51,000	31,942
4.25% 01/15/49	12,000	10,011
Berry Global, Inc.
4.88% 07/15/26 (h)	10,000	9,971
BHP Billiton Finance USA Ltd.
5.25% 09/08/33	20,000	20,079
5.50% 09/08/53	6,000	5,865
Biogen, Inc.
2.25% 05/01/30	2,000	1,728
BlackRock TCP Capital Corp.
6.95% 05/30/29	37,000	38,541
Block Financial LLC
2.50% 07/15/28	11,000	10,005
3.88% 08/15/30	3,000	2,770
Boardwalk Pipelines LP
4.80% 05/03/29	3,000	2,959
Boeing Co.
2.20% 02/04/26	48,000	46,542
2.70% 02/01/27	26,000	24,788
2.95% 02/01/30	3,000	2,676
3.25% 03/01/28	2,000	1,878
3.55% 03/01/38	2,000	1,512
3.75% 02/01/50	26,000	17,707
5.04% 05/01/27	31,000	31,074
5.15% 05/01/30	8,000	7,895
5.81% 05/01/50	27,000	25,064
Boston Properties LP
3.40% 06/21/29	23,000	21,117
Boston Scientific Corp.
4.70% 03/01/49	3,000	2,643
BP Capital Markets America, Inc.
3.00% 02/24/50	11,000	7,001
3.38% 02/08/61	24,000	15,236
4.81% 02/13/33	21,000	20,262
5.23% 11/17/34	65,000	63,996

See Notes to Schedules of Investments and Notes to Financial Statements.
20	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 yr. CMT thereafter)
4.38% 06/22/25 (d)	$5,000	$4,960
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88% 03/22/30 (d)	17,000	16,257
Bristol-Myers Squibb Co.
1.45% 11/13/30	11,000	9,107
2.35% 11/13/40	2,000	1,325
3.20% 06/15/26	2,000	1,965
3.40% 07/26/29	2,000	1,886
3.55% 03/15/42	4,000	3,094
4.13% 06/15/39	4,000	3,450
4.25% 10/26/49	4,000	3,240
4.35% 11/15/47	3,000	2,472
4.55% 02/20/48	2,000	1,701
5.20% 02/22/34	35,000	34,910
Brixmor Operating Partnership LP
2.25% 04/01/28	23,000	21,027
3.90% 03/15/27	2,000	1,958
Broadcom, Inc.
3.19% 11/15/36 (h)	3,000	2,416
3.42% 04/15/33 (h)	44,000	38,528
3.47% 04/15/34 (h)	13,000	11,265
4.15% 11/15/30	14,000	13,409
4.30% 11/15/32	2,000	1,887
4.93% 05/15/37 (h)	17,000	16,182
Brown-Forman Corp.
4.00% 04/15/38	3,000	2,621
Bunge Ltd. Finance Corp.
3.75% 09/25/27	3,000	2,922
Burlington Northern Santa Fe LLC
4.15% 12/15/48	3,000	2,411
4.55% 09/01/44	8,000	6,967
Cameron LNG LLC
3.30% 01/15/35 (h)	3,000	2,471
Campbell's Co.
5.40% 03/21/34	20,000	19,925
Canadian Natural Resources Ltd.
3.85% 06/01/27	3,000	2,935
4.95% 06/01/47	2,000	1,717
Canadian Pacific Railway Co.
1.75% 12/02/26	23,000	21,779
	Principal Amount	Fair Value
3.10% 12/02/51	$5,000	$3,253
3.50% 05/01/50	3,000	2,129
Capital One Financial Corp.
3.75% 07/28/26	17,000	16,693
Carlisle Cos., Inc.
2.20% 03/01/32	29,000	23,671
Carlyle Secured Lending, Inc.
6.75% 02/18/30	10,000	10,196
Carrier Global Corp.
2.72% 02/15/30	56,000	50,097
3.58% 04/05/50	9,000	6,466
5.90% 03/15/34	11,000	11,384
CDW LLC/CDW Finance Corp.
5.10% 03/01/30	50,000	49,311
Cenovus Energy, Inc.
2.65% 01/15/32	6,000	4,991
3.75% 02/15/52	9,000	6,217
Centene Corp.
3.00% 10/15/30	8,000	6,903
4.25% 12/15/27	51,000	49,371
CenterPoint Energy, Inc.
2.65% 06/01/31	19,000	16,330
Charles Schwab Corp.
2.45% 03/03/27	168,000	160,371
2.90% 03/03/32	7,000	6,035
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00% 12/01/30 (d)	30,000	25,872
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64% 05/19/29 (d)	55,000	56,111
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14% 08/24/34 (d)	32,000	33,547
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 06/01/41	68,000	46,625
3.70% 04/01/51	75,000	47,071
4.80% 03/01/50	22,000	16,528
6.55% 06/01/34	54,000	55,212
Cheniere Energy, Inc.
5.65% 04/15/34	20,000	20,035

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	21

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Chevron Corp.
2.24% 05/11/30	$3,000	$2,642
Chevron USA, Inc.
3.85% 01/15/28	15,000	14,796
Chubb INA Holdings LLC
4.35% 11/03/45	2,000	1,705
Church & Dwight Co., Inc.
2.30% 12/15/31	10,000	8,373
Cigna Group
2.40% 03/15/30	5,000	4,371
3.25% 04/15/25	5,000	4,975
3.40% 03/01/27 - 03/15/51	21,000	16,589
4.38% 10/15/28	2,000	1,960
Cisco Systems, Inc.
5.30% 02/26/54	27,000	26,217
5.35% 02/26/64	27,000	25,926
5.90% 02/15/39	2,000	2,108
Citigroup, Inc.
4.45% 09/29/27	10,000	9,861
4.65% 07/23/48	23,000	19,735
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56% 05/01/32 (d)	144,000	122,020
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (d)	34,000	30,692
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79% 03/17/33 (d)	169,000	151,831
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88% 01/24/39 (d)	6,000	5,010
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70% 01/30/25 (d)	21,000	20,905
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17% 05/25/34 (d)	21,000	21,387
Cleveland Electric Illuminating Co.
4.55% 11/15/30 (h)	27,000	26,003
CME Group, Inc.
2.65% 03/15/32	10,000	8,614
3.75% 06/15/28	3,000	2,919
	Principal Amount	Fair Value
CMS Energy Corp.
4.88% 03/01/44	$9,000	$7,981
Coca-Cola Co.
2.60% 06/01/50	6,000	3,622
2.75% 06/01/60	3,000	1,754
Comcast Corp.
2.65% 08/15/62	3,000	1,569
2.80% 01/15/51	3,000	1,784
2.89% 11/01/51	12,000	7,234
2.94% 11/01/56	11,000	6,413
2.99% 11/01/63	3,000	1,692
3.20% 07/15/36	2,000	1,614
3.25% 11/01/39	12,000	9,104
3.97% 11/01/47	21,000	15,962
4.15% 10/15/28	2,000	1,951
5.65% 06/01/54	30,000	29,015
Conagra Brands, Inc.
5.30% 11/01/38	3,000	2,824
ConocoPhillips Co.
4.30% 11/15/44	3,000	2,506
5.55% 03/15/54	18,000	17,293
5.70% 09/15/63	21,000	20,121
Consolidated Edison Co. of New York, Inc.
2.90% 12/01/26	12,000	11,593
3.35% 04/01/30	2,000	1,860
3.88% 06/15/47	2,000	1,519
3.95% 04/01/50	12,000	9,367
Constellation Brands, Inc.
3.15% 08/01/29	23,000	21,187
3.70% 12/06/26	18,000	17,693
4.50% 05/09/47	3,000	2,487
Constellation Energy Generation LLC
6.50% 10/01/53	15,000	15,951
Continental Resources, Inc.
2.88% 04/01/32 (h)	16,000	13,130
COPT Defense Properties LP
2.00% 01/15/29	20,000	17,599
2.25% 03/15/26	8,000	7,741
2.75% 04/15/31	34,000	29,017
Corebridge Financial, Inc.
3.90% 04/05/32	79,000	71,927
Corning, Inc.
4.38% 11/15/57	3,000	2,302
Coterra Energy, Inc.
5.60% 03/15/34	55,000	54,493
5.90% 02/15/55	30,000	28,322

See Notes to Schedules of Investments and Notes to Financial Statements.
22	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Crown Castle, Inc.
2.90% 03/15/27	$39,000	$37,466
3.30% 07/01/30	28,000	25,448
CSL Finance PLC
4.25% 04/27/32 (h)	22,000	20,666
5.11% 04/03/34 (h)	8,000	7,867
5.42% 04/03/54 (h)	4,000	3,767
CSX Corp.
4.50% 03/15/49 - 08/01/54	14,000	11,736
CubeSmart LP
4.38% 02/15/29	8,000	7,769
CVS Health Corp.
3.00% 08/15/26	9,000	8,721
3.63% 04/01/27	7,000	6,789
3.75% 04/01/30	6,000	5,501
3.88% 07/20/25	6,000	5,958
4.30% 03/25/28	7,000	6,786
4.78% 03/25/38	9,000	7,779
5.13% 07/20/45	2,000	1,682
5.30% 06/01/33 - 12/05/43	26,000	24,230
5.70% 06/01/34	25,000	24,573
5.88% 06/01/53	3,000	2,752
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00% 03/10/55 (d)	20,000	20,078
Dell International LLC/EMC Corp.
6.02% 06/15/26	2,000	2,029
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31% 11/16/27 (d)	150,000	142,564
DH Europe Finance II SARL
2.60% 11/15/29	5,000	4,523
3.25% 11/15/39	2,000	1,558
3.40% 11/15/49	3,000	2,124
Diamondback Energy, Inc.
3.13% 03/24/31	9,000	7,965
4.40% 03/24/51	3,000	2,329
5.40% 04/18/34	45,000	44,277
5.75% 04/18/54	15,000	14,079
Dick's Sporting Goods, Inc.
4.10% 01/15/52	61,000	44,556
Digital Realty Trust LP
3.60% 07/01/29	13,000	12,281
Discovery Communications LLC
3.95% 03/20/28	14,000	13,257
	Principal Amount	Fair Value
5.00% 09/20/37	$2,000	$1,663
Dollar General Corp.
3.50% 04/03/30	23,000	21,099
4.13% 04/03/50	2,000	1,472
Dollar Tree, Inc.
4.00% 05/15/25	55,000	54,772
Dominion Energy, Inc.
3.38% 04/01/30	12,000	11,040
Dover Corp.
2.95% 11/04/29	6,000	5,468
Dow Chemical Co.
2.10% 11/15/30	14,000	11,884
3.60% 11/15/50	3,000	2,061
4.25% 10/01/34	2,000	1,816
5.15% 02/15/34	18,000	17,605
5.55% 11/30/48	10,000	9,352
6.30% 03/15/33	17,000	18,019
DTE Energy Co.
2.85% 10/01/26	17,000	16,471
Duke Energy Carolinas LLC
3.95% 03/15/48	2,000	1,534
Duke Energy Corp.
2.55% 06/15/31	19,000	16,242
3.30% 06/15/41	23,000	16,857
3.50% 06/15/51	50,000	33,811
3.75% 09/01/46	38,000	27,977
Duke Energy Progress LLC
4.15% 12/01/44	12,000	9,750
DuPont de Nemours, Inc.
5.42% 11/15/48	3,000	2,983
Duquesne Light Holdings, Inc.
3.62% 08/01/27 (h)	10,000	9,624
Eastern Energy Gas Holdings LLC
5.65% 10/15/54	25,000	23,608
Eastman Chemical Co.
4.65% 10/15/44	3,000	2,533
Eaton Corp.
3.10% 09/15/27	2,000	1,927
Edison International
4.95% 04/15/25	25,000	24,976
5.75% 06/15/27	4,000	4,067
EIDP, Inc.
2.30% 07/15/30	23,000	20,096
Elevance Health, Inc.
3.60% 03/15/51	6,000	4,158
3.70% 09/15/49	5,000	3,555
5.13% 02/15/53	3,000	2,659
5.65% 06/15/54	11,000	10,548

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	23

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
6.10% 10/15/52	$10,000	$10,122
Eli Lilly & Co.
5.00% 02/09/54	8,000	7,360
5.10% 02/09/64	27,000	24,695
Emera U.S. Finance LP
2.64% 06/15/31	23,000	19,437
Emerson Electric Co.
1.80% 10/15/27	30,000	27,887
2.75% 10/15/50	39,000	24,274
Enbridge Energy Partners LP
5.50% 09/15/40	2,000	1,910
Enbridge, Inc.
1.60% 10/04/26	52,000	49,242
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75% 07/15/80 (d)	31,000	29,948
Energy Transfer LP
5.25% 07/01/29	120,000	120,601
5.30% 04/01/44 - 04/15/47	8,000	7,100
5.35% 05/15/45	12,000	10,795
5.75% 02/15/33	10,000	10,123
5.95% 05/15/54	8,000	7,717
6.10% 12/01/28	39,000	40,505
6.40% 12/01/30	13,000	13,726
6.50% 02/01/42	3,000	3,107
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 yr. CMT thereafter)
6.75% 05/15/25 (d)	82,000	81,365
Enterprise Products Operating LLC
4.25% 02/15/48	20,000	16,020
4.85% 01/31/34	54,000	52,263
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3 mo. Term SOFR thereafter)
5.25% 08/16/77 (d)	3,000	2,926
EOG Resources, Inc.
4.15% 01/15/26	2,000	1,990
5.10% 01/15/36	2,000	1,952
Equinix, Inc.
1.25% 07/15/25	6,000	5,883
2.15% 07/15/30	11,000	9,462
ERP Operating LP
4.50% 07/01/44	5,000	4,303
	Principal Amount	Fair Value
Everest Reinsurance Holdings, Inc.
3.13% 10/15/52	$17,000	$10,518
Eversource Energy
3.45% 01/15/50	8,000	5,480
Exelon Corp.
4.05% 04/15/30	13,000	12,389
4.45% 04/15/46	5,000	4,159
4.70% 04/15/50	5,000	4,227
5.60% 03/15/53	35,000	33,746
Expand Energy Corp.
6.75% 04/15/29 (h)	112,000	113,175
Extra Space Storage LP
2.20% 10/15/30	9,000	7,672
3.90% 04/01/29	7,000	6,686
5.90% 01/15/31	37,000	38,169
Exxon Mobil Corp.
2.61% 10/15/30	44,000	39,195
3.45% 04/15/51	6,000	4,219
FedEx Corp.
4.10% 02/01/45	23,000	17,996
Fidelity National Financial, Inc.
3.20% 09/17/51	14,000	8,626
Fidelity National Information Services, Inc.
3.10% 03/01/41	2,000	1,453
FirstEnergy Corp.
3.40% 03/01/50	14,000	9,487
FirstEnergy Transmission LLC
4.55% 04/01/49 (h)	16,000	13,404
Fiserv, Inc.
3.50% 07/01/29	28,000	26,275
4.40% 07/01/49	2,000	1,634
Florida Power & Light Co.
2.85% 04/01/25	26,000	25,877
4.13% 02/01/42	8,000	6,666
Flowers Foods, Inc.
2.40% 03/15/31	8,000	6,775
Flowserve Corp.
2.80% 01/15/32	13,000	11,033
Fox Corp.
6.50% 10/13/33	22,000	23,156
Freeport-McMoRan, Inc.
4.25% 03/01/30	20,000	19,046
GA Global Funding Trust
1.63% 01/15/26 (h)	16,000	15,461
General Mills, Inc.
3.00% 02/01/51	12,000	7,579

See Notes to Schedules of Investments and Notes to Financial Statements.
24	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
General Motors Co.
5.20% 04/01/45	$3,000	$2,599
5.40% 04/01/48	2,000	1,757
6.13% 10/01/25	27,000	27,208
6.80% 10/01/27	3,000	3,132
General Motors Financial Co., Inc.
1.25% 01/08/26	96,000	92,492
2.35% 01/08/31	6,000	5,029
5.25% 03/01/26	22,000	22,064
5.85% 04/06/30	73,000	74,624
6.10% 01/07/34	58,000	58,881
Genuine Parts Co.
2.75% 02/01/32	9,000	7,594
Georgia Power Co.
5.25% 03/15/34	72,000	71,516
Georgia-Pacific LLC
1.75% 09/30/25 (h)	20,000	19,579
3.60% 03/01/25 (h)	57,000	56,865
Gilead Sciences, Inc.
2.60% 10/01/40	4,000	2,768
2.95% 03/01/27	3,000	2,897
3.50% 02/01/25	4,000	3,994
3.65% 03/01/26	2,000	1,978
4.15% 03/01/47	3,000	2,402
4.60% 09/01/35	9,000	8,482
5.25% 10/15/33	13,000	13,037
GlaxoSmithKline Capital PLC
3.38% 06/01/29	8,000	7,566
GlaxoSmithKline Capital, Inc.
3.63% 05/15/25	9,000	8,964
Goldman Sachs Group, Inc.
3.85% 01/26/27	151,000	148,237
4.25% 10/21/25	98,000	97,514
5.15% 05/22/45	2,000	1,841
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54% 09/10/27 (d)	19,000	17,967
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38% 07/21/32 (d)	12,000	10,023
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91% 07/21/42 (d)	10,000	6,943
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21% 04/22/42 (d)	$13,000	$9,477
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44% 02/24/43 (d)	23,000	17,116
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81% 04/23/29 (d)	3,000	2,885
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3 mo. Term SOFR thereafter)
4.02% 10/31/38 (d)	2,000	1,694
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22% 05/01/29 (d)	13,000	12,656
Graphic Packaging International LLC
1.51% 04/15/26 (h)	20,000	19,063
Gray Oak Pipeline LLC
2.60% 10/15/25 (h)	20,000	19,617
Halliburton Co.
3.80% 11/15/25	2,000	1,983
5.00% 11/15/45	4,000	3,583
Harley-Davidson Financial Services, Inc.
5.95% 06/11/29 (h)	72,000	72,080
Hartford Financial Services Group, Inc. (6.91% fixed rate until 01/31/25; 2.39% + 3 mo. Term SOFR thereafter)
6.91% 02/12/67 (d)(h)	8,000	7,356
HCA, Inc.
3.13% 03/15/27	33,000	31,760
3.38% 03/15/29	19,000	17,649
3.50% 09/01/30	10,000	9,080
3.63% 03/15/32	8,000	7,046
4.63% 03/15/52	19,000	14,845
5.38% 02/01/25	108,000	107,932
5.60% 04/01/34	100,000	98,514
6.00% 04/01/54	11,000	10,491

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	25

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20% 06/01/30 (h)	$8,000	$6,905
3.20% 06/01/50 (h)	3,000	1,925
Healthcare Realty Holdings LP
2.00% 03/15/31	2,000	1,636
Helmerich & Payne, Inc.
2.90% 09/29/31	6,000	4,995
Hess Corp.
5.60% 02/15/41	3,000	2,959
5.80% 04/01/47	2,000	2,004
Hewlett Packard Enterprise Co.
6.35% 10/15/45	3,000	3,108
Highwoods Realty LP
4.13% 03/15/28	3,000	2,870
4.20% 04/15/29	12,000	11,391
7.65% 02/01/34	3,000	3,332
Home Depot, Inc.
2.70% 04/15/30	3,000	2,701
3.35% 04/15/50	5,000	3,494
3.50% 09/15/56	2,000	1,391
3.90% 12/06/28 - 06/15/47	6,000	5,272
4.50% 12/06/48	3,000	2,561
4.95% 06/25/34 - 09/15/52	47,000	46,185
5.30% 06/25/54	5,000	4,796
5.40% 06/25/64	11,000	10,536
Honeywell International, Inc.
1.75% 09/01/31	10,000	8,192
2.70% 08/15/29	6,000	5,500
5.25% 03/01/54	63,000	59,124
Hormel Foods Corp.
1.80% 06/11/30	21,000	17,904
Howmet Aerospace, Inc.
5.95% 02/01/37	28,000	29,002
Huntington Bancshares, Inc.
2.55% 02/04/30	15,000	13,188
Huntington Bancshares, Inc. (5.27% fixed rate until 01/15/30; 1.28% + SOFR thereafter)
5.27% 01/15/31 (d)	55,000	55,004
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14% 11/18/39 (d)	20,000	20,071
Huntington Ingalls Industries, Inc.
2.04% 08/16/28	31,000	27,847
	Principal Amount	Fair Value
Hyundai Capital America
5.40% 01/08/31 (h)	$157,000	$156,911
Imperial Brands Finance PLC
5.50% 02/01/30 (h)	200,000	201,890
Indiana Michigan Power Co.
3.25% 05/01/51	9,000	5,910
Ingersoll Rand, Inc.
5.70% 08/14/33	31,000	31,703
Intel Corp.
2.00% 08/12/31	17,000	13,692
2.45% 11/15/29	17,000	14,912
2.80% 08/12/41	17,000	10,837
3.10% 02/15/60	2,000	1,066
5.63% 02/10/43	8,000	7,312
5.70% 02/10/53	8,000	7,084
Intercontinental Exchange, Inc.
1.85% 09/15/32	2,000	1,586
2.65% 09/15/40	2,000	1,396
Intuit, Inc.
5.50% 09/15/53	18,000	17,656
ITC Holdings Corp.
2.95% 05/14/30 (h)	28,000	25,024
J.M. Smucker Co.
6.50% 11/15/43 - 11/15/53	41,000	43,891
Jacobs Engineering Group, Inc.
5.90% 03/01/33	58,000	58,759
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.13% 02/01/28	87,000	86,565
5.75% 04/01/33	8,000	7,973
6.75% 03/15/34	31,000	32,817
Jefferies Financial Group, Inc.
5.88% 07/21/28	36,000	36,805
Johnson & Johnson
3.63% 03/03/37	3,000	2,597
Johnson Controls International PLC
4.50% 02/15/47	4,000	3,317
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58% 04/22/27 (d)	48,000	46,092

See Notes to Schedules of Investments and Notes to Financial Statements.
26	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
JPMorgan Chase & Co. (2.96% fixed rate until 01/25/32; 1.26% + SOFR thereafter)
2.96% 01/25/33 (d)	$84,000	$72,621
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96% 05/13/31 (d)	52,000	46,470
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16% 04/22/42 (d)	14,000	10,253
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88% 07/24/38 (d)	8,000	6,792
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90% 01/23/49 (d)	39,000	30,014
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3 mo. Term SOFR thereafter)
3.96% 01/29/27 (d)	20,000	19,827
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01% 04/23/29 (d)	5,000	4,847
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03% 07/24/48 (d)	3,000	2,362
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49% 03/24/31 (d)	56,000	54,534
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3 mo. Term SOFR thereafter)
4.60% 02/01/25 (d)	36,000	35,856
	Principal Amount	Fair Value
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34% 01/23/35 (d)	$20,000	$19,889
Kenvue, Inc.
4.90% 03/22/33	14,000	13,763
5.05% 03/22/53	15,000	13,910
5.20% 03/22/63	9,000	8,294
Keurig Dr. Pepper, Inc.
3.20% 05/01/30	5,000	4,571
3.80% 05/01/50	3,000	2,204
Kinder Morgan Energy Partners LP
4.70% 11/01/42	3,000	2,524
5.00% 03/01/43	4,000	3,488
6.38% 03/01/41	4,000	4,077
Kinder Morgan, Inc.
1.75% 11/15/26	62,000	58,775
5.05% 02/15/46	4,000	3,474
5.20% 06/01/33	10,000	9,770
KLA Corp.
3.30% 03/01/50	12,000	8,299
Kraft Heinz Foods Co.
5.20% 07/15/45	19,000	17,212
Kroger Co.
2.20% 05/01/30	2,000	1,735
4.65% 01/15/48	3,000	2,517
5.00% 09/15/34	15,000	14,537
5.50% 09/15/54	10,000	9,410
L3Harris Technologies, Inc.
3.85% 12/15/26	12,000	11,810
Las Vegas Sands Corp.
5.90% 06/01/27	40,000	40,580
6.20% 08/15/34	23,000	23,131
Leidos, Inc.
3.63% 05/15/25	3,000	2,985
4.38% 05/15/30	44,000	42,077
5.75% 03/15/33	22,000	22,325
Liberty Mutual Group, Inc.
3.95% 05/15/60 (h)	2,000	1,341
Lincoln National Corp.
4.35% 03/01/48	33,000	25,582
Lockheed Martin Corp.
3.55% 01/15/26	2,000	1,980
3.80% 03/01/45	2,000	1,578
4.50% 05/15/36	2,000	1,877
Lowe's Cos., Inc.
1.30% 04/15/28	3,000	2,682
1.70% 09/15/28 - 10/15/30	59,000	51,826

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	27

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
3.00% 10/15/50	$3,000	$1,868
3.70% 04/15/46	3,000	2,216
4.05% 05/03/47	5,000	3,875
5.63% 04/15/53	17,000	16,363
LYB International Finance III LLC
3.63% 04/01/51	12,000	8,053
3.80% 10/01/60	2,000	1,323
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05% 01/27/34 (d)	126,000	120,571
Marsh & McLennan Cos., Inc.
2.90% 12/15/51	25,000	15,524
Marvell Technology, Inc.
5.95% 09/15/33	25,000	25,969
Masco Corp.
3.50% 11/15/27	3,000	2,892
McCormick & Co., Inc.
1.85% 02/15/31	3,000	2,483
3.25% 11/15/25	88,000	86,698
McDonald's Corp.
3.60% 07/01/30	17,000	15,936
3.63% 09/01/49	5,000	3,604
4.88% 12/09/45	4,000	3,588
Medtronic Global Holdings SCA
4.50% 03/30/33	57,000	54,482
Medtronic, Inc.
4.63% 03/15/45	2,000	1,779
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	12,000	9,711
Mercedes-Benz Finance North America LLC
5.38% 11/26/25 (h)	150,000	150,988
Merck & Co., Inc.
1.90% 12/10/28	30,000	27,062
2.45% 06/24/50	5,000	2,882
2.75% 12/10/51	10,000	6,043
2.90% 12/10/61	4,000	2,293
4.00% 03/07/49	2,000	1,572
4.50% 05/17/33	78,000	75,167
5.00% 05/17/53	4,000	3,645
Meritage Homes Corp.
3.88% 04/15/29 (h)	72,000	67,362
Meta Platforms, Inc.
3.85% 08/15/32	38,000	35,323
4.45% 08/15/52	20,000	16,839
	Principal Amount	Fair Value
MetLife, Inc.
4.72% 12/15/44	$7,000	$6,192
Micron Technology, Inc.
3.37% 11/01/41	13,000	9,478
3.48% 11/01/51	26,000	17,494
5.30% 01/15/31	18,000	17,989
Microsoft Corp.
2.40% 08/08/26	17,000	16,498
2.68% 06/01/60	6,000	3,508
2.92% 03/17/52	33,000	21,861
3.45% 08/08/36	2,000	1,741
3.50% 02/12/35	2,000	1,811
Mid-America Apartments LP
2.88% 09/15/51	17,000	10,466
Molson Coors Beverage Co.
4.20% 07/15/46	3,000	2,398
Morgan Stanley
3.63% 01/20/27	3,000	2,944
3.97% 07/22/38 (d)	7,000	5,951
4.35% 09/08/26	57,000	56,600
4.38% 01/22/47	7,000	5,847
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51% 07/20/27 (d)	188,000	178,906
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48% 09/16/36 (d)	106,000	86,215
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (d)	41,000	25,075
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR thereafter)
2.94% 01/21/33 (d)	93,000	79,654
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47% 01/18/35 (d)	17,000	16,913
MPLX LP
2.65% 08/15/30	8,000	7,000
5.20% 12/01/47	2,000	1,767
Mylan, Inc.
5.20% 04/15/48	3,000	2,481
Nasdaq, Inc.
5.95% 08/15/53	6,000	6,048
6.10% 06/28/63	9,000	9,123

See Notes to Schedules of Investments and Notes to Financial Statements.
28	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Netflix, Inc.
4.90% 08/15/34	$20,000	$19,620
5.40% 08/15/54	10,000	9,754
Nevada Power Co.
6.00% 03/15/54	11,000	11,244
NewMarket Corp.
2.70% 03/18/31	6,000	5,100
Newmont Corp.
4.88% 03/15/42	3,000	2,736
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65% 05/01/79 (d)	4,000	3,905
NGPL PipeCo LLC
3.25% 07/15/31 (h)	23,000	19,813
Niagara Mohawk Power Corp.
5.66% 01/17/54 (h)	16,000	15,522
NIKE, Inc.
3.38% 03/27/50	3,000	2,116
NNN REIT, Inc.
4.00% 11/15/25	3,000	2,977
Norfolk Southern Corp.
3.95% 10/01/42	3,000	2,414
Northern Trust Corp.
6.13% 11/02/32	22,000	23,198
Northwestern Mutual Life Insurance Co.
3.45% 03/30/51 (h)	24,000	16,421
NOV, Inc.
3.60% 12/01/29	10,000	9,331
Novant Health, Inc.
3.32% 11/01/61	10,000	6,389
Novartis Capital Corp.
2.20% 08/14/30	14,000	12,248
3.00% 11/20/25	2,000	1,976
Nutrien Ltd.
4.90% 03/27/28 - 06/01/43	58,000	57,761
5.40% 06/21/34	72,000	71,581
NVIDIA Corp.
2.85% 04/01/30	8,000	7,327
3.50% 04/01/50	3,000	2,226
Occidental Petroleum Corp.
6.13% 01/01/31	37,000	37,862
Oklahoma Gas & Electric Co.
3.25% 04/01/30	4,000	3,667
Oncor Electric Delivery Co. LLC
3.80% 09/30/47	2,000	1,519
	Principal Amount	Fair Value
ONEOK, Inc.
4.35% 03/15/29	$3,000	$2,921
5.80% 11/01/30	79,000	81,316
6.10% 11/15/32	17,000	17,606
6.63% 09/01/53	22,000	23,172
Oracle Corp.
1.65% 03/25/26	30,000	28,924
2.30% 03/25/28	2,000	1,849
2.65% 07/15/26	3,000	2,911
2.95% 04/01/30	18,000	16,251
3.60% 04/01/50	3,000	2,098
3.95% 03/25/51	2,000	1,479
4.00% 07/15/46 - 11/15/47	5,000	3,824
4.10% 03/25/61	11,000	7,876
5.55% 02/06/53	7,000	6,624
6.15% 11/09/29	20,000	20,969
6.90% 11/09/52	7,000	7,827
Otis Worldwide Corp.
2.06% 04/05/25	46,000	45,656
2.57% 02/15/30	18,000	15,997
3.36% 02/15/50	39,000	26,767
Owens Corning
3.88% 06/01/30	42,000	39,546
4.40% 01/30/48	2,000	1,606
5.70% 06/15/34	30,000	30,483
5.95% 06/15/54	10,000	9,908
Pacific Gas & Electric Co.
2.10% 08/01/27	6,000	5,596
2.50% 02/01/31	18,000	15,408
3.00% 06/15/28	14,000	13,121
3.30% 08/01/40	18,000	13,452
3.50% 08/01/50	5,000	3,432
4.30% 03/15/45	14,000	11,157
PacifiCorp
2.70% 09/15/30	9,000	7,950
2.90% 06/15/52	68,000	40,527
5.80% 01/15/55	16,000	15,597
6.25% 10/15/37	8,000	8,382
Packaging Corp. of America
3.05% 10/01/51	17,000	10,930
Paramount Global
2.90% 01/15/27	2,000	1,912
3.70% 06/01/28	2,000	1,886
5.25% 04/01/44	3,000	2,344
Parker-Hannifin Corp.
3.25% 06/14/29	2,000	1,871
4.50% 09/15/29	39,000	38,465
Patterson-UTI Energy, Inc.
7.15% 10/01/33	17,000	17,819

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	29

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
PayPal Holdings, Inc.
2.65% 10/01/26	$8,000	$7,746
3.25% 06/01/50	3,000	2,032
PepsiCo, Inc.
1.63% 05/01/30	2,000	1,704
2.63% 07/29/29	8,000	7,333
2.75% 10/21/51	26,000	16,175
Pfizer Investment Enterprises Pte. Ltd.
4.45% 05/19/28	62,000	61,457
4.75% 05/19/33	155,000	150,150
5.30% 05/19/53	4,000	3,753
5.34% 05/19/63	12,000	11,013
Pfizer, Inc.
2.70% 05/28/50	27,000	16,633
3.90% 03/15/39	3,000	2,536
4.13% 12/15/46	3,000	2,413
4.40% 05/15/44	2,000	1,728
Philip Morris International, Inc.
1.50% 05/01/25	62,000	61,338
2.10% 05/01/30	2,000	1,729
3.38% 08/15/29	3,000	2,816
4.13% 03/04/43	2,000	1,622
5.13% 02/15/30	90,000	90,512
5.25% 02/13/34	102,000	100,908
5.63% 11/17/29	20,000	20,601
Phillips 66 Co.
2.15% 12/15/30	48,000	40,716
3.15% 12/15/29	30,000	27,521
3.30% 03/15/52	17,000	10,938
3.75% 03/01/28	3,000	2,904
4.68% 02/15/45	5,000	4,189
Pilgrim's Pride Corp.
6.25% 07/01/33	6,000	6,121
Pioneer Natural Resources Co.
1.13% 01/15/26	42,000	40,537
2.15% 01/15/31	10,000	8,492
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29	9,000	8,372
PPL Capital Funding, Inc.
3.10% 05/15/26	9,000	8,790
Precision Castparts Corp.
4.38% 06/15/45	3,000	2,549
Progressive Corp.
3.00% 03/15/32	23,000	20,192
3.70% 03/15/52	7,000	5,182
	Principal Amount	Fair Value
Prologis LP
3.05% 03/01/50	$3,000	$1,943
3.25% 06/30/26	2,000	1,964
5.00% 03/15/34	8,000	7,811
5.25% 03/15/54	8,000	7,478
Prudential Financial, Inc.
3.94% 12/07/49	11,000	8,322
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70% 09/15/48 (d)	6,000	5,949
Public Service Co. of Colorado
3.70% 06/15/28	9,000	8,688
Public Storage Operating Co.
5.35% 08/01/53	11,000	10,476
PVH Corp.
4.63% 07/10/25	25,000	24,903
QUALCOMM, Inc.
4.30% 05/20/47	3,000	2,480
4.50% 05/20/52	22,000	18,415
Quanta Services, Inc.
2.35% 01/15/32	16,000	13,244
3.05% 10/01/41	20,000	14,061
Quest Diagnostics, Inc.
2.95% 06/30/30	2,000	1,796
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30	17,000	14,153
Regions Financial Corp.
1.80% 08/12/28	48,000	42,762
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72% 06/06/30 (d)	130,000	131,674
RenaissanceRe Holdings Ltd.
5.75% 06/05/33	23,000	23,076
Republic Services, Inc.
2.38% 03/15/33	31,000	25,108
5.00% 04/01/34	19,000	18,543
Rio Tinto Finance USA Ltd.
2.75% 11/02/51	4,000	2,442
Rockwell Automation, Inc.
2.80% 08/15/61	8,000	4,493
4.20% 03/01/49	3,000	2,472
Rogers Communications, Inc.
5.00% 03/15/44	3,000	2,658
Ross Stores, Inc.
4.70% 04/15/27	2,000	1,984

See Notes to Schedules of Investments and Notes to Financial Statements.
30	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Royalty Pharma PLC
1.20% 09/02/25	$10,000	$9,749
1.75% 09/02/27	3,000	2,764
2.20% 09/02/30	2,000	1,698
3.30% 09/02/40	2,000	1,447
RPM International, Inc.
3.75% 03/15/27	2,000	1,955
RTX Corp.
1.90% 09/01/31	60,000	49,069
2.82% 09/01/51	50,000	30,321
3.13% 05/04/27	30,000	28,948
3.50% 03/15/27	3,000	2,925
3.95% 08/16/25	2,000	1,990
4.15% 05/15/45	3,000	2,424
4.45% 11/16/38	4,000	3,562
6.10% 03/15/34	24,000	25,267
6.40% 03/15/54	19,000	20,645
Ryder System, Inc.
2.90% 12/01/26	31,000	29,909
Salesforce, Inc.
1.95% 07/15/31	21,000	17,632
2.70% 07/15/41	17,000	11,989
Sands China Ltd.
5.13% 08/08/25	200,000	199,260
Schlumberger Holdings Corp.
3.90% 05/17/28 (h)	9,000	8,735
Schlumberger Investment SA
5.00% 06/01/34	72,000	70,753
Sealed Air Corp.
1.57% 10/15/26 (h)	73,000	68,691
Selective Insurance Group, Inc.
5.38% 03/01/49	2,000	1,824
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13% 04/01/52 (d)	33,000	31,603
Shell Finance U.S., Inc.
2.38% 11/07/29	32,000	28,697
3.25% 04/06/50	8,000	5,389
3.75% 09/12/46	5,000	3,755
Shell International Finance BV
3.13% 11/07/49	13,000	8,564
Simon Property Group LP
3.38% 06/15/27	3,000	2,916
Smith & Nephew PLC
5.40% 03/20/34	15,000	14,886
Sonoco Products Co.
4.60% 09/01/29	45,000	43,849
	Principal Amount	Fair Value
5.00% 09/01/34	$40,000	$37,937
South Bow USA Infrastructure Holdings LLC
5.58% 10/01/34 (h)	76,000	73,925
Southern California Edison Co.
4.00% 04/01/47	21,000	16,173
4.20% 03/01/29	16,000	15,506
5.65% 10/01/28	211,000	216,007
Southern Co.
3.25% 07/01/26	3,000	2,939
3.70% 04/30/30	34,000	31,906
Southwest Airlines Co.
2.63% 02/10/30	17,000	15,044
Southwestern Electric Power Co.
2.75% 10/01/26	3,000	2,893
Spectra Energy Partners LP
3.38% 10/15/26	3,000	2,929
4.50% 03/15/45	2,000	1,640
Starbucks Corp.
4.00% 11/15/28	2,000	1,938
Stryker Corp.
1.95% 06/15/30	21,000	18,051
Sumitomo Mitsui Financial Group, Inc.
6.18% 07/13/43	38,000	40,544
Suncor Energy, Inc.
4.00% 11/15/47	3,000	2,224
Sysco Corp.
5.95% 04/01/30	2,000	2,083
6.60% 04/01/50	3,000	3,294
Take-Two Interactive Software, Inc.
3.70% 04/14/27	50,000	48,798
4.00% 04/14/32	7,000	6,465
Tampa Electric Co.
2.40% 03/15/31	23,000	19,658
3.45% 03/15/51	14,000	9,536
4.35% 05/15/44	13,000	10,731
Tanger Properties LP
2.75% 09/01/31	47,000	39,666
Tapestry, Inc.
3.05% 03/15/32	20,000	17,034
4.13% 07/15/27	3,000	2,941
5.10% 03/11/30	70,000	69,257
5.50% 03/11/35	45,000	43,769
Targa Resources Corp.
6.50% 03/30/34	58,000	61,342

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	31

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00% 01/15/28	$55,000	$54,411
Target Corp.
1.95% 01/15/27	4,000	3,806
Texas Instruments, Inc.
3.88% 03/15/39	3,000	2,576
Thermo Fisher Scientific, Inc.
2.80% 10/15/41	11,000	7,737
Time Warner Cable LLC
6.55% 05/01/37	2,000	1,927
T-Mobile USA, Inc.
3.50% 04/15/31	81,000	73,439
3.75% 04/15/27	32,000	31,263
4.50% 04/15/50	10,000	8,209
4.80% 07/15/28	69,000	68,620
5.50% 01/15/55	10,000	9,422
Toronto-Dominion Bank
3.20% 03/10/32	48,000	41,947
4.46% 06/08/32	22,000	20,849
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63% 09/15/31 (d)	23,000	22,350
TotalEnergies Capital International SA
2.83% 01/10/30	91,000	82,818
Tractor Supply Co.
5.25% 05/15/33	16,000	15,984
Trane Technologies Financing Ltd.
3.80% 03/21/29	7,000	6,711
TransCanada PipeLines Ltd.
4.25% 05/15/28	18,000	17,571
4.88% 01/15/26	4,000	3,997
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 mo. Term SOFR thereafter)
5.63% 05/20/75 (d)	27,000	26,759
Transcontinental Gas Pipe Line Co. LLC
4.00% 03/15/28	3,000	2,914
Travelers Cos., Inc.
2.55% 04/27/50	29,000	17,123
	Principal Amount	Fair Value
Truist Financial Corp. (6.67% fixed rate until 03/01/25; 3.00% + 5 yr. CMT thereafter)
6.67% 03/01/25 (d)	$43,000	$42,904
TWDC Enterprises 18 Corp.
4.13% 06/01/44	2,000	1,645
Tyco Electronics Group SA
3.13% 08/15/27	3,000	2,886
Tyson Foods, Inc.
5.40% 03/15/29	16,000	16,181
5.70% 03/15/34	20,000	20,238
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97% 07/22/33 (d)	41,000	39,321
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68% 01/23/35 (d)	85,000	85,792
UDR, Inc.
2.10% 08/01/32	8,000	6,355
3.00% 08/15/31	3,000	2,634
Union Pacific Corp.
3.55% 05/20/61	12,000	8,017
3.60% 09/15/37	3,000	2,512
3.80% 04/06/71	7,000	4,746
4.10% 09/15/67	5,000	3,643
United Parcel Service, Inc.
5.50% 05/22/54	14,000	13,666
UnitedHealth Group, Inc.
2.00% 05/15/30	12,000	10,335
4.20% 05/15/32	84,000	79,145
4.45% 12/15/48	7,000	5,766
4.75% 07/15/45 - 05/15/52	54,000	46,428
5.05% 04/15/53	12,000	10,745
5.20% 04/15/63	21,000	18,852
6.05% 02/15/63	2,000	2,041
Utah Acquisition Sub, Inc.
3.95% 06/15/26	54,000	53,193
Vale Overseas Ltd.
6.13% 06/12/33	38,000	38,317
6.40% 06/28/54	20,000	19,591
Ventas Realty LP
3.25% 10/15/26	10,000	9,730
5.63% 07/01/34	17,000	17,098
Verisk Analytics, Inc.
5.25% 06/05/34	40,000	39,560
Verizon Communications, Inc.
2.36% 03/15/32	91,000	75,423

See Notes to Schedules of Investments and Notes to Financial Statements.
32	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
2.55% 03/21/31	$16,000	$13,786
3.00% 03/22/27	33,000	31,869
3.40% 03/22/41	11,000	8,326
3.55% 03/22/51	6,000	4,235
3.70% 03/22/61	10,000	6,783
4.40% 11/01/34	51,000	47,220
4.86% 08/21/46	12,000	10,708
Viatris, Inc.
4.00% 06/22/50	8,000	5,455
Virginia Electric & Power Co.
4.00% 11/15/46	9,000	6,980
Visa, Inc.
2.70% 04/15/40	4,000	2,918
Vistra Operations Co. LLC
6.00% 04/15/34 (h)	18,000	18,207
VMware LLC
4.70% 05/15/30	49,000	47,988
Vontier Corp.
2.40% 04/01/28	24,000	21,778
2.95% 04/01/31	23,000	19,738
Vornado Realty LP
2.15% 06/01/26	34,000	32,392
3.50% 01/15/25	4,000	3,995
Vulcan Materials Co.
3.90% 04/01/27	2,000	1,966
Walmart, Inc.
1.80% 09/22/31	9,000	7,517
2.50% 09/22/41	9,000	6,195
2.65% 09/22/51	2,000	1,234
Walt Disney Co.
2.65% 01/13/31	19,000	16,795
3.38% 11/15/26	2,000	1,959
3.60% 01/13/51	3,000	2,202
4.75% 11/15/46	2,000	1,777
6.65% 11/15/37	8,000	8,914
Warnermedia Holdings, Inc.
4.28% 03/15/32	81,000	71,363
5.05% 03/15/42	15,000	12,039
5.14% 03/15/52	4,000	2,978
5.39% 03/15/62	4,000	2,944
Waste Connections, Inc.
2.20% 01/15/32	49,000	40,402
2.95% 01/15/52	23,000	14,342
WEC Energy Group, Inc.
3.55% 06/15/25	6,000	5,954
Wells Fargo & Co.
4.15% 01/24/29	19,000	18,427
4.75% 12/07/46	17,000	14,295
5.88% 06/15/25 (d)	48,000	47,908
	Principal Amount	Fair Value
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (d)	$193,000	$181,752
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (d)	23,000	16,708
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR thereafter)
3.20% 06/17/27 (d)	191,000	186,552
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50% 01/23/35 (d)	26,000	25,845
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49% 10/23/34 (d)	31,000	32,924
Westlake Corp.
2.88% 08/15/41	3,000	2,008
3.13% 08/15/51	3,000	1,863
3.38% 08/15/61	2,000	1,199
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 yr. CMT thereafter)
2.89% 02/04/30 (d)	15,000	14,966
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11% 07/24/34 (d)	7,000	6,594
Williams Cos., Inc.
3.75% 06/15/27	2,000	1,949
4.85% 03/01/48	3,000	2,562
4.90% 01/15/45	8,000	6,976
5.30% 08/15/52	7,000	6,394
5.40% 03/04/44	3,000	2,811
Willis North America, Inc.
3.88% 09/15/49	6,000	4,400
Workday, Inc.
3.50% 04/01/27	19,000	18,512
3.70% 04/01/29	37,000	35,198
Zoetis, Inc.
3.00% 09/12/27	3,000	2,876
3.90% 08/20/28	3,000	2,908

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	33

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
5.60% 11/16/32	$41,000	$42,241
Total Corporate Notes (Cost $18,896,601)		17,952,882
Non-Agency Collateralized Mortgage Obligations - 1.7%
Bank
3.18% 09/15/60	617,000	589,019
4.41% 11/15/61 (d)	320,000	312,486
BPR Trust 1 mo. Term SOFR + 1.90%
6.30% 04/15/37 (d)(h)	117,967	118,411
Cantor Commercial Real Estate Lending
3.01% 01/15/53	139,000	125,378
CD Mortgage Trust
2.91% 08/15/57	246,000	219,894
Citigroup Commercial Mortgage Trust
3.72% 12/10/49 (d)	119,583	115,012
3.78% 09/10/58	100,000	98,884
4.03% 12/10/49 (d)	78,331	72,279
COMM Mortgage Trust
3.92% 10/15/45 (h)	96,158	88,285
GS Mortgage Securities Trust
2.75% 09/10/52	419,000	378,880
3.05% 11/10/52	493,000	448,106
3.67% 03/10/50	240,062	231,066
4.14% 03/10/51 (d)	73,000	67,298
4.42% 11/10/48 (d)	117,000	93,706
JPMBB Commercial Mortgage Securities Trust
4.65% 11/15/48 (d)	71,000	28,302
Morgan Stanley Bank of America Merrill Lynch Trust
0.74% 03/15/48 (d)(e)	440,890	357
Wells Fargo Commercial Mortgage Trust
0.94% 02/15/48 (d)(e)	82,872	58
4.32% 08/15/50	16,403	15,308
Total Non-Agency Collateralized Mortgage Obligations (Cost $3,479,465)		3,002,729
	Principal Amount	Fair Value
Municipal Bonds and Notes - 0.0%*
State of California, CA
4.60% 04/01/38	$50,000	$46,533
Total Municipal Bonds and Notes (Cost $50,984)		46,533
Total Bonds and Notes (Cost $56,366,128)		53,388,103
	Number of Shares
Exchange Traded & Mutual Funds - 22.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio (c)(Cost $34,669,443)	340,990	39,132,093
Total Investments in Securities (Cost $128,420,161)		164,464,268
Short-Term Investments - 13.4%
Dreyfus Treasury & Agency Cash Management Institutional Shares 4.32% (d)	5,751,541	5,751,541
State Street Institutional Treasury Money Market Fund - Premier Class 4.40% (i)(j)	5,986,770	5,986,770
State Street Institutional Treasury Plus Fund - Premier Class 4.42% (i)(j)	5,751,543	5,751,543
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.47% (i)(j)	6,332,949	6,332,949
Total Short-Term Investments (Cost $23,822,803)		23,822,803
Total Investments (Cost $152,242,964)		188,287,071
Liabilities in Excess of Other Assets, net - (6.0)%		(10,725,288)
NET ASSETS - 100.0%		$177,561,783

See Notes to Schedules of Investments and Notes to Financial Statements.
34	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
Other Information:
Centrally Cleared Credit Default Swaps:
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$2,750	1.00%/ Quarterly	06/20/29	$(61,752)	$(51,943)	$(9,809)
The Fund had the following long futures contracts open at December 31, 2024:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	March 2025	2	$614,495	$593,575	$(20,920)
Ultra Long-Term U.S. Treasury Bond Futures	March 2025	4	502,164	475,625	(26,539)
U.S. Long Bond Futures	March 2025	5	591,416	569,219	(22,197)
2 Yr. U.S. Treasury Notes Futures	March 2025	9	1,851,618	1,850,484	(1,134)
5 Yr. U.S. Treasury Notes Futures	March 2025	106	11,366,547	11,268,297	(98,250)
10 Yr. U.S. Treasury Ultra Futures	March 2025	4	446,507	445,371	(1,136)
					$(170,176)
The Fund had the following short futures contracts open at December 31, 2024:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	March 2025	7	$(773,487)	$(761,250)	$12,237
During the year ended December 31, 2024, the average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$15,223,821	$2,715,102	$1,873,885
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's sub-administrator, custodian and accounting agent.
(c)	At December 31, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	35

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
(d)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(g)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to $1,829,773 or 1.03% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(i)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(j)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2024.
*	Less than 0.05%.
Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$71,467,744	$—	$—	$71,467,744
Foreign Equity	476,328	—	—	476,328
U.S. Treasuries	—	16,721,921	—	16,721,921
Agency Mortgage Backed	—	15,348,845	—	15,348,845
Agency Collateralized Mortgage Obligations	—	315,193	—	315,193
Corporate Notes	—	17,952,882	—	17,952,882
Non-Agency Collateralized Mortgage Obligations	—	3,002,729	—	3,002,729
Municipal Bonds and Notes	—	46,533	—	46,533
Exchange Traded & Mutual Funds	39,132,093	—	—	39,132,093
Short-Term Investments	23,822,803	—	—	23,822,803
Total Investments in Securities	$134,898,968	$53,388,103	$—	$188,287,071
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	$—	$(9,809)	$—	$(9,809)
Long Futures Contracts - Unrealized Depreciation	(170,176)	—	—	(170,176)
Short Futures Contracts - Unrealized Appreciation	12,237	—	—	12,237
Total Other Financial Instruments	$(157,939)	$(9,809)	$—	$(167,748)
See Notes to Schedules of Investments and Notes to Financial Statements.
36	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2024 (Unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	20.78%	0.00%	20.78%
Semiconductors	4.08%	0.04%	4.12%
Technology Hardware, Storage & Peripherals	3.04%	0.00%	3.04%
Systems Software	2.99%	0.00%	2.99%
Interactive Media & Services	2.53%	0.00%	2.53%
Broadline Retail	1.60%	0.00%	1.60%
Pharmaceuticals	1.20%	0.00%	1.20%
Diversified Banks	1.17%	0.00%	1.17%
Application Software	1.00%	0.00%	1.00%
Transaction & Payment Processing Services	0.99%	0.00%	0.99%
Automobile Manufacturers	0.94%	0.00%	0.94%
Healthcare Equipment	0.83%	0.00%	0.83%
Aerospace & Defense	0.70%	0.00%	0.70%
Consumer Staples Merchandise Retail	0.69%	0.00%	0.69%
Multi-Sector Holdings	0.64%	0.00%	0.64%
Biotechnology	0.61%	0.00%	0.61%
Electric Utilities	0.57%	0.00%	0.57%
Integrated Oil & Gas	0.57%	0.00%	0.57%
Managed Healthcare	0.48%	0.00%	0.48%
Movies & Entertainment	0.48%	0.00%	0.48%
Asset Management & Custody Banks	0.44%	0.00%	0.44%
Household Products	0.43%	0.00%	0.43%
Life Sciences Tools & Services	0.40%	0.00%	0.40%
Financial Exchanges & Data	0.40%	0.00%	0.40%
IT Consulting & Other Services	0.23%	0.17%	0.40%
Soft Drinks & Non-alcoholic Beverages	0.40%	0.00%	0.40%
Home Improvement Retail	0.40%	0.00%	0.40%
Property & Casualty Insurance	0.38%	0.00%	0.38%
Investment Banking & Brokerage	0.36%	0.00%	0.36%
Restaurants	0.36%	0.00%	0.36%
Communications Equipment	0.35%	0.00%	0.35%
Hotels, Resorts & Cruise Lines	0.35%	0.00%	0.35%
Industrial Machinery & Supplies & Components	0.29%	0.00%	0.29%
Oil & Gas Exploration & Production	0.28%	0.00%	0.28%
Semiconductor Materials & Equipment	0.26%	0.00%	0.26%
Integrated Telecommunication Services	0.25%	0.00%	0.25%
Electrical Components & Equipment	0.24%	0.00%	0.24%
Multi-Utilities	0.24%	0.00%	0.24%
Insurance Brokers	0.24%	0.00%	0.24%
Construction Machinery & Heavy Transportation Equipment	0.24%	0.00%	0.24%
Consumer Finance	0.23%	0.00%	0.23%
Packaged Foods & Meats	0.21%	0.00%	0.21%
Tobacco	0.21%	0.00%	0.21%
Building Products	0.20%	0.00%	0.20%
Industrial Gases	0.20%	0.00%	0.20%
Specialty Chemicals	0.19%	0.00%	0.19%
Rail Transportation	0.19%	0.00%	0.19%
Industrial Conglomerates	0.17%	0.00%	0.17%
Oil & Gas Storage & Transportation	0.17%	0.00%	0.17%
Human Resource & Employment Services	0.14%	0.00%	0.14%
Air Freight & Logistics	0.14%	0.00%	0.14%
Healthcare Services	0.14%	0.00%	0.14%
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	37

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
Industry	Domestic	Foreign	Total
Apparel Retail	0.14%	0.00%	0.14%
Life & Health Insurance	0.13%	0.00%	0.13%
Cable & Satellite	0.13%	0.00%	0.13%
Regional Banks	0.12%	0.00%	0.12%
Environmental & Facilities Services	0.12%	0.00%	0.12%
Telecom Tower REITs	0.11%	0.00%	0.11%
Healthcare Distributors	0.11%	0.00%	0.11%
Data Center REITs	0.11%	0.00%	0.11%
Retail REITs	0.11%	0.00%	0.11%
Oil & Gas Refining & Marketing	0.10%	0.00%	0.10%
Trading Companies & Distributors	0.10%	0.00%	0.10%
Health Care REITs	0.10%	0.00%	0.10%
Automotive Retail	0.10%	0.00%	0.10%
Passenger Ground Transportation	0.10%	0.00%	0.10%
Electronic Components	0.09%	0.00%	0.09%
Multi-Family Residential REITs	0.09%	0.00%	0.09%
Diversified Support Services	0.09%	0.00%	0.09%
Oil & Gas Equipment & Services	0.09%	0.00%	0.09%
Home Building	0.09%	0.00%	0.09%
Footwear	0.09%	0.00%	0.09%
Agricultural & Farm Machinery	0.08%	0.00%	0.08%
Research & Consulting Services	0.08%	0.00%	0.08%
Wireless Telecommunication Services	0.08%	0.00%	0.08%
Industrial REITs	0.08%	0.00%	0.08%
Paper & Plastic Packaging Products & Materials	0.07%	0.00%	0.07%
Passenger Airlines	0.07%	0.00%	0.07%
Electronic Equipment & Instruments	0.07%	0.00%	0.07%
Heavy Electrical Equipment	0.07%	0.00%	0.07%
Self Storage REITs	0.06%	0.00%	0.06%
Diversified Financial Services	0.06%	0.00%	0.06%
Real Estate Services	0.05%	0.00%	0.05%
Fertilizers & Agricultural Chemicals	0.05%	0.00%	0.05%
Interactive Home Entertainment	0.05%	0.00%	0.05%
Healthcare Facilities	0.05%	0.00%	0.05%
Construction Materials	0.05%	0.00%	0.05%
Internet Services & Infrastructure	0.05%	0.00%	0.05%
Other Specialized REITs	0.05%	0.00%	0.05%
Apparel, Accessories & Luxury Goods	0.05%	0.00%	0.05%
Independent Power Producers & Energy Traders	0.04%	0.00%	0.04%
Copper	0.04%	0.00%	0.04%
Electronic Manufacturing Services	0.01%	0.03%	0.04%
Personal Care Products	0.04%	0.00%	0.04%
Construction & Engineering	0.04%	0.00%	0.04%
Commodity Chemicals	0.04%	0.00%	0.04%
Multi-Line Insurance	0.04%	0.00%	0.04%
Cargo Ground Transportation	0.04%	0.00%	0.04%
Other Specialty Retail	0.04%	0.00%	0.04%
Healthcare Supplies	0.03%	0.00%	0.03%
Agricultural Products & Services	0.03%	0.00%	0.03%
Distillers & Vintners	0.03%	0.00%	0.03%
Steel	0.03%	0.00%	0.03%
Food Distributors	0.03%	0.00%	0.03%
Food Retail	0.03%	0.00%	0.03%
Gold	0.03%	0.00%	0.03%
See Notes to Schedules of Investments and Notes to Financial Statements.
38	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
Industry	Domestic	Foreign	Total
Distributors	0.03%	0.00%	0.03%
Casinos & Gaming	0.03%	0.00%	0.03%
Water Utilities	0.02%	0.00%	0.02%
Gas Utilities	0.02%	0.00%	0.02%
Technology Distributors	0.02%	0.00%	0.02%
Timber REITs	0.02%	0.00%	0.02%
Data Processing & Outsourced Services	0.02%	0.00%	0.02%
Automotive Parts & Equipment	0.01%	0.01%	0.02%
Advertising	0.02%	0.00%	0.02%
Consumer Electronics	0.02%	0.00%	0.02%
Broadcasting	0.02%	0.00%	0.02%
Office REITs	0.01%	0.00%	0.01%
Hotel & Resort REITs	0.01%	0.00%	0.01%
Drug Retail	0.01%	0.00%	0.01%
Reinsurance	0.01%	0.00%	0.01%
Metal, Glass & Plastic Containers	0.01%	0.00%	0.01%
Brewers	0.01%	0.00%	0.01%
Computer & Electronics Retail	0.01%	0.00%	0.01%
Leisure Products	0.01%	0.00%	0.01%
Home Furnishings	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Single-Family Residential REITs	0.01%	0.00%	0.01%
			58.99%
Sector	Percentage (based on Fair Value)
Corporate Notes	9.54%
U.S. Treasuries	8.88%
Agency Mortgage Backed	8.15%
Non-Agency Collateralized Mortgage Obligations	1.60%
Agency Collateralized Mortgage Obligations	0.17%
Municipal Bonds and Notes	0.02%
28.36%
Sector	Percentage (based on Fair Value)
Short-Term Investments	12.65%
12.65%
100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	39

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2024
Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Corp.	591	$45,779	$2,910	$16,479	$74	$9,626	427	$41,910	$1,103
State Street Global All Cap Equity ex-U.S. Index Portfolio	360,372	40,606,701	10,172,487	12,569,999	2,029,216	(1,106,312)	340,991	39,132,093	1,172,487
State Street Institutional Treasury Money Market Fund - Premier Class	4,589,093	4,589,093	13,453,306	12,055,629	—	—	5,986,770	5,986,770	269,814
State Street Institutional Treasury Plus Fund - Premier Class	1,901,514	1,901,514	12,257,958	8,407,929	—	—	5,751,543	5,751,543	132,689
State Street Institutional U.S. Government Money Market Fund - Class G Shares	4,914,929	4,914,929	22,644,998	21,226,978	—	—	6,332,949	6,332,949	291,464
TOTAL		$52,058,016	$58,531,659	$54,277,014	$2,029,290	$(1,096,686)		$57,245,265	$1,867,557
See Notes to Schedules of Investments and Notes to Financial Statements.
40	Elfun Diversified Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments — December 31, 2024
	Principal Amount	Fair Value
Municipal Bonds and Notes - 98.9% †
Alabama - 0.1%
Auburn University, AL Revenue
5.00% 06/01/38	$1,000,000	$1,046,759
Arizona - 1.1%
Arizona Board of Regents, AZ Revenue
5.00% 07/01/41 - 07/01/43	2,000,000	2,090,274
City of Mesa Utility System Revenue, AZ Revenue
5.00% 07/01/43	1,500,000	1,574,587
City of Phoenix Civic Improvement Corp., AZ Revenue
4.00% 07/01/44	1,000,000	947,264
5.00% 07/01/31	2,650,000	2,756,615
Maricopa County Unified School District No. 80 Chandler, AZ GO
4.00% 07/01/32	2,890,000	2,938,394
		10,307,134
Arkansas - 0.2%
State of Arkansas, AR GO
4.00% 07/01/39 - 07/01/40	1,600,000	1,621,049
California - 4.2%
Bay Area Toll Authority, CA Revenue
4.13% 04/01/54	1,235,000	1,243,861
City of Los Angeles Department of Airports, CA Revenue
5.00% 05/15/34	1,645,000	1,702,277
City of Los Angeles Wastewater System Revenue, CA Revenue
5.00% 06/01/48	10,000,000	10,398,121
Los Angeles Unified School District, CA GO
5.00% 07/01/34	500,000	590,086
Oakland Unified School District/Alameda County, CA GO, AGM
5.00% 08/01/35	1,000,000	1,141,736
San Diego County Regional Airport Authority, CA Revenue
5.00% 07/01/33	1,000,000	1,096,610
San Diego Unified School District, CA GO
4.00% 07/01/53	1,000,000	995,889
San Francisco City & County Airport Comm-San Francisco International Airport, CA Revenue
5.00% 05/01/33 - 05/01/49	4,545,000	4,844,115
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA Revenue
5.00% 10/01/34	1,495,000	1,511,924
Santa Cruz City High School District, CA GO
4.00% 08/01/40	1,200,000	1,204,641
Southern California Public Power Authority, CA Revenue
5.00% 09/01/30	500,000	528,892
State of California, CA GO
4.00% 08/01/35 - 09/01/47	6,000,000	6,077,588
5.00% 09/01/28 - 09/01/33	4,180,000	4,549,364
University of California, CA Revenue
4.00% 05/15/46	1,800,000	1,806,101
		37,691,205
	Principal Amount	Fair Value
Colorado - 2.9%
Adams & Arapahoe Joint School District 28J Aurora, CO GO, State Aid Withholding
5.00% 12/01/32	$2,000,000	$2,066,127
Board of Governors of Colorado State University System, CO Revenue
4.00% 03/01/43	1,000,000	986,113
Cherokee Metropolitan District, CO Revenue, BAM
4.00% 08/01/45	2,700,000	2,604,942
City & County of Denver Airport System Revenue, CO Revenue
4.00% 12/01/37	1,000,000	986,975
5.00% 11/15/29 - 11/15/41	4,105,000	4,260,876
City & County of Denver Pledged Excise Tax Revenue, CO Revenue
4.00% 08/01/46	2,485,000	2,408,491
City of Colorado Springs Utilities System Revenue, CO Revenue
5.00% 11/15/42 - 11/15/47	4,085,000	4,201,688
Colorado Health Facilities Authority, CO Revenue
4.00% 05/15/52	1,500,000	1,434,783
5.00% 05/15/34 - 05/15/35	2,400,000	2,690,526
Eagle River Water & Sanitation District Wastewater Revenue, CO Revenue, AGM
4.00% 12/01/49	1,200,000	1,159,285
Regional Transportation District Sales Tax Revenue, CO Revenue
4.25% 11/01/36	3,405,000	3,566,242
		26,366,048
Connecticut - 0.9%
Connecticut State Health & Educational Facilities Authority, CT Revenue
2.95% 07/01/49 (a)	1,000,000	991,515
State of Connecticut Special Tax Revenue, CT Revenue
4.00% 05/01/36 - 11/01/38	4,015,000	4,101,194
5.00% 07/01/36	670,000	756,725
State of Connecticut, CT GO
5.00% 11/15/38	1,220,000	1,378,104
Town of Darien, CT GO
4.00% 04/15/44	1,000,000	1,017,610
		8,245,148
Delaware - 0.4%
Delaware Transportation Authority, DE Revenue
5.00% 06/01/55	1,000,000	1,003,422
State of Delaware, DE GO
3.50% 03/01/33	2,000,000	2,003,657
4.00% 05/01/41	1,000,000	1,022,042
		4,029,121

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	41

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
District of Columbia - 4.3%
District of Columbia Income Tax Revenue, DC Revenue
4.00% 03/01/39 - 05/01/45	$10,575,000	$10,418,863
5.00% 03/01/36	2,500,000	2,678,863
District of Columbia Water & Sewer Authority, DC Revenue
4.00% 10/01/38	2,185,000	2,187,170
5.00% 10/01/47 - 10/01/52	4,500,000	4,671,689
District of Columbia, DC GO
4.00% 06/01/35 - 10/15/44	3,000,000	2,947,544
District of Columbia, DC Revenue
5.00% 04/01/42 (b)	1,820,000	1,900,939
Metropolitan Washington Airports Authority Aviation Revenue, DC Revenue
5.00% 10/01/29 - 10/01/47	7,320,000	7,685,229
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC Revenue
4.00% 10/01/35	1,250,000	1,243,761
Washington Metropolitan Area Transit Authority, DC Revenue
5.00% 07/01/42	5,000,000	5,128,567
		38,862,625
Florida - 7.1%
Central Florida Tourism Oversight District, FL GO
5.00% 06/01/40	1,000,000	1,102,511
City of Cocoa Water & Sewer Revenue, FL Revenue
5.00% 10/01/36	1,225,000	1,299,980
City of Fort Lauderdale Water & Sewer Revenue, FL Revenue
4.00% 09/01/41	1,000,000	1,001,734
City of Miami, FL Revenue
5.00% 01/01/44	500,000	543,143
City of Tallahassee Energy System Revenue, FL Revenue
5.00% 10/01/34	1,400,000	1,607,061
City of Tallahassee Utility System Revenue, FL Revenue
5.00% 10/01/33	1,895,000	2,165,839
City of Tampa Water & Wastewater System Revenue, FL Revenue
5.25% 10/01/57	7,000,000	7,495,097
County of Hillsborough, FL GO
5.00% 07/01/53	2,825,000	3,030,102
County of Miami-Dade Aviation Revenue, FL Revenue
4.00% 10/01/39	1,675,000	1,661,950
5.00% 10/01/36	1,500,000	1,609,321
County of Miami-Dade Seaport Department, FL Revenue, AGM
4.00% 10/01/40	3,000,000	2,934,588
County of Miami-Dade Seaport Department, FL Revenue
4.00% 10/01/50	2,485,000	2,226,386
County of Miami-Dade Transit System, FL Revenue
4.00% 07/01/45	1,290,000	1,264,311
County of Miami-Dade Water & Sewer System Revenue, FL Revenue
4.00% 10/01/37 - 10/01/49	15,500,000	15,212,758
5.00% 10/01/36	1,000,000	1,130,622
	Principal Amount	Fair Value
Florida Development Finance Corp., FL Revenue
5.00% 07/01/35	$3,250,000	$3,275,606
Florida Development Finance Corp., FL Revenue, AGM
5.25% 07/01/47	1,500,000	1,557,972
Florida Municipal Power Agency, FL Revenue
4.00% 10/01/30	1,085,000	1,105,538
Florida State Board of Governors University of North Florida Dormitory Revenue, FL Revenue, BAM
5.00% 11/01/39	2,560,000	2,803,899
JEA Electric System Revenue, FL Revenue
5.00% 10/01/36	400,000	457,373
JEA Water & Sewer System Revenue, FL Revenue
5.00% 10/01/34	1,000,000	1,132,309
Miami-Dade County Educational Facilities Authority, FL Revenue
5.00% 04/01/30	500,000	544,657
School Board of Miami-Dade County, FL GO, BAM
5.00% 03/15/47	5,000,000	5,301,574
State of Florida Department of Transportation, FL Revenue
4.00% 07/01/41	1,000,000	992,901
5.00% 07/01/38	1,000,000	1,114,017
Sumter County School Board, FL COP, AGM
5.00% 01/01/35	500,000	562,738
Wildwood Utility Dependent District, FL Revenue, AGM
5.25% 10/01/38	1,000,000	1,115,750
		64,249,737
Georgia - 3.1%
Atlanta Urban Redevelopment Agency, GA Revenue
5.00% 07/01/35	500,000	577,282
Augusta Water & Sewer Revenue, GA Revenue, BAM
5.00% 10/01/38	1,060,000	1,186,950
City of Atlanta Airport Passenger Facility Charge, GA Revenue
4.00% 07/01/37 - 07/01/38	2,000,000	1,969,240
City of Atlanta Water & Wastewater Revenue, GA Revenue, BAM
5.00% 11/01/41	375,000	416,865
City of Atlanta Water & Wastewater Revenue, GA Revenue, AGM
5.75% 11/01/30	3,000,000	3,442,820
County of DeKalb Water & Sewerage Revenue, GA Revenue
5.00% 10/01/45	2,000,000	2,150,721
County of Fulton, GA GO
4.00% 07/01/40	1,000,000	992,003
Development Authority of Gwinnett County, GA Revenue
5.00% 07/01/40	2,000,000	2,040,405
Georgia Ports Authority, GA Revenue
4.00% 07/01/47 - 07/01/51	6,855,000	6,664,336
Municipal Electric Authority of Georgia, GA Revenue
5.00% 01/01/32	500,000	553,074
Private Colleges & Universities Authority, GA Revenue
4.00% 09/01/36 - 10/01/46	5,555,000	5,533,818

See Notes to Schedules of Investments and Notes to Financial Statements.
42	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
State of Georgia, GA GO
4.00% 07/01/36	$2,000,000	$2,039,003
Upper Oconee Basin Water Authority, GA Revenue
5.00% 07/01/44	500,000	546,381
		28,112,898
Illinois - 6.7%
Chicago Midway International Airport, IL Revenue, BAM
5.00% 01/01/33	450,000	487,586
Chicago O'Hare International Airport, IL Revenue
5.00% 01/01/35 - 01/01/48	11,460,000	11,816,647
5.25% 01/01/42	8,000,000	8,190,181
Chicago Park District, IL GO, BAM-TCRS
4.00% 01/01/41	1,000,000	973,643
Chicago Park District, IL GO
5.00% 01/01/35 - 01/01/40	1,500,000	1,613,496
Chicago Transit Authority Sales Tax Receipts Fund, IL Revenue
4.00% 12/01/49	2,000,000	1,859,444
City of Chicago Wastewater Transmission Revenue, IL Revenue, BAM
5.00% 01/01/39	1,000,000	1,098,871
City of Chicago Wastewater Transmission Revenue, IL Revenue, AGM
5.50% 01/01/62	5,035,000	5,524,367
City of Chicago Waterworks Revenue, IL Revenue
5.00% 11/01/34	1,000,000	1,127,391
City of Chicago, IL GO
5.00% 01/01/30	2,000,000	2,103,897
County of Cook Sales Tax Revenue, IL Revenue
5.00% 11/15/36	500,000	549,262
Illinois Finance Authority, IL Revenue
4.00% 11/01/39	1,000,000	996,434
5.00% 04/01/35	1,000,000	1,129,256
Illinois State Toll Highway Authority, IL Revenue
4.00% 01/01/44 - 01/01/46	4,900,000	4,640,082
5.00% 01/01/37 - 01/01/46	5,885,000	6,008,910
Lake County School District No. 112 North Shore, IL GO
4.00% 12/01/38	1,000,000	1,010,068
Metropolitan Pier & Exposition Authority, IL Revenue
4.00% 12/15/27	500,000	508,733
Southwestern Illinois Development Authority, IL Revenue
4.00% 04/15/31	2,450,000	2,504,298
State of Illinois Sales Tax Revenue, IL Revenue
5.00% 06/15/38	1,000,000	1,087,158
State of Illinois, IL GO
5.00% 10/01/30 - 02/01/38	4,500,000	4,825,170
5.50% 05/01/30	2,000,000	2,133,201
		60,188,095
Indiana - 1.4%
Indiana Finance Authority, IN Revenue
5.25% 10/01/52	2,000,000	2,119,587
	Principal Amount	Fair Value
Indiana Municipal Power Agency, IN Revenue
5.00% 01/01/42	$2,160,000	$2,252,960
Indianapolis Local Public Improvement Bond Bank, IN Revenue
4.00% 02/01/44	3,500,000	3,469,047
5.00% 01/01/30 - 01/01/48	4,105,000	4,365,621
		12,207,215
Iowa - 0.3%
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax, IA Revenue, AGM
4.00% 07/01/34	1,055,000	1,093,242
City of Ames, IA GO
5.00% 06/01/32	1,090,000	1,202,432
		2,295,674
Kansas - 0.5%
City of Lawrence Water & Sewage System Revenue, KS Revenue
4.00% 11/01/40	2,420,000	2,450,381
Kansas Turnpike Authority, KS Revenue
5.00% 09/01/37	1,980,000	2,111,320
		4,561,701
Kentucky - 1.7%
Kentucky Economic Development Finance Authority, KY Revenue
5.00% 08/01/44	1,000,000	1,026,846
Kentucky State Property & Building Commission, KY Revenue
5.00% 04/01/37	7,525,000	7,762,760
Louisville Water Co., KY Revenue
3.00% 11/15/34	1,000,000	913,923
Northern Kentucky University, KY Revenue, State Intercept
5.00% 09/01/33	2,000,000	2,248,219
University of Kentucky, KY Revenue, State Intercept
4.00% 04/01/41 - 04/01/44	3,210,000	3,152,435
		15,104,183
Louisiana - 0.2%
Iberia Parishwide School District, LA GO
5.00% 03/01/41	1,525,000	1,654,558
Maine - 0.3%
Maine Turnpike Authority, ME Revenue
4.00% 07/01/45	2,000,000	1,971,045
Town of Bar Harbor, ME GO
5.00% 09/01/38	575,000	646,712
		2,617,757
Maryland - 2.3%
City of Baltimore, MD Revenue
4.00% 07/01/44	3,130,000	3,073,275
5.00% 07/01/33 - 07/01/35	2,155,000	2,219,782

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	43

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
County of Anne Arundel, MD GO
5.00% 10/01/47	$1,000,000	$1,027,184
County of Baltimore, MD GO
4.00% 03/01/40 - 03/01/41	2,385,000	2,390,500
5.00% 03/01/45	5,985,000	6,517,979
State of Maryland Department of Transportation, MD Revenue
4.00% 12/01/29	1,140,000	1,153,514
Town of Ocean City, MD GO
4.00% 01/15/44	1,460,000	1,443,505
Washington Suburban Sanitary Commission, MD Revenue
4.00% 06/01/41 - 06/01/47	3,015,000	2,968,254
		20,793,993
Massachusetts - 4.8%
Commonwealth of Massachusetts Transportation Fund Revenue, MA Revenue
4.00% 06/01/50	2,000,000	1,925,470
Commonwealth of Massachusetts, MA GO
4.00% 11/01/37	715,000	725,529
5.00% 08/01/38 - 07/01/45	3,490,000	3,769,574
5.25% 04/01/42	1,950,000	2,019,193
Commonwealth of Massachusetts, MA Revenue, NATL
5.50% 01/01/34	3,950,000	4,430,916
Massachusetts Bay Transportation Authority Assessment Revenue, MA Revenue
5.00% 07/01/52	5,020,000	5,340,437
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA Revenue
4.00% 07/01/48	1,250,000	1,201,008
Massachusetts Development Finance Agency, MA Revenue
4.00% 02/15/36 - 10/01/46	9,515,000	9,307,907
4.00% 06/01/49 (b)	1,000,000	1,045,327
Massachusetts State College Building Authority, MA Revenue, State Intercept
4.00% 05/01/39	1,440,000	1,444,413
Massachusetts State College Building Authority, MA Revenue
4.00% 05/01/40 - 05/01/43	3,015,000	3,014,344
Massachusetts Water Resources Authority, MA Revenue
5.00% 08/01/41	1,000,000	1,126,483
Northeast Metropolitan Regional Vocational School District, MA GO
4.00% 04/15/47	1,500,000	1,466,589
Town of Andover, MA GO
4.00% 12/01/49 - 07/15/52	3,655,000	3,581,198
Town of East Longmeadow, MA GO
4.00% 11/01/49	1,000,000	976,318
University of Massachusetts Building Authority, MA Revenue
4.00% 11/01/46	1,395,000	1,360,258
		42,734,964
Michigan - 1.5%
City of Kalamazoo, MI GO, BAM
5.00% 10/01/36	1,015,000	1,142,877
	Principal Amount	Fair Value
City of Lansing, MI GO, AGM
5.00% 06/01/43	$1,000,000	$1,072,690
Great Lakes Water Authority Sewage Disposal System Revenue, MI Revenue
5.00% 07/01/33 - 07/01/36	3,280,000	3,455,926
Michigan Finance Authority, MI Revenue
5.00% 11/01/31	1,395,000	1,479,850
Michigan State University, MI Revenue
5.00% 08/15/41	500,000	553,102
State of Michigan Trunk Line Revenue, MI Revenue
4.00% 11/15/38	1,485,000	1,512,324
University of Michigan, MI Revenue
5.00% 04/01/50	3,120,000	3,287,250
Warren Consolidated Schools, MI GO, Q-SBLF
5.00% 05/01/35	715,000	729,556
		13,233,575
Minnesota - 3.1%
Alexandria Independent School District No. 206, MN GO, School District Credit Enhancement Program
5.00% 02/01/30	2,950,000	3,112,597
City of Minneapolis, MN GO
3.00% 12/01/34	1,315,000	1,241,704
4.00% 12/01/41	1,125,000	1,147,318
City of Rochester, MN Revenue
4.00% 11/15/48	5,000,000	4,746,454
City of St. Paul Water Revenue, MN Revenue
4.00% 12/01/45	5,000,000	5,060,456
Cloquet Independent School District No. 94, MN GO, School District Credit Enhancement Program
4.00% 02/01/36	1,675,000	1,675,462
County of Hennepin, MN GO
5.00% 12/01/38	1,000,000	1,048,504
County of St. Louis, MN GO
3.00% 12/01/31	1,545,000	1,514,341
Dover & Eyota Independent School District No. 533, MN GO, School District Credit Enhancement Program
4.00% 02/01/40	1,285,000	1,298,999
Maple River Independent School District No. 2135, MN GO, School District Credit Enhancement Program
5.00% 02/01/28	750,000	797,878
Redwood Area Schools Independent School District No. 2897, MN GO, School District Credit Enhancement Program
4.00% 02/01/36	1,705,000	1,744,147
State of Minnesota, MN GO
4.00% 08/01/44	1,000,000	1,007,580
5.00% 08/01/36	2,000,000	2,136,951
Stillwater Independent School District No. 834, MN GO, School District Credit Enhancement Program
4.00% 02/01/41	1,000,000	1,006,921
		27,539,312

See Notes to Schedules of Investments and Notes to Financial Statements.
44	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Mississippi - 0.2%
Mississippi Development Bank, MS Revenue
5.00% 01/01/32	$500,000	$555,390
State of Mississippi, MS GO
4.00% 10/01/41	1,000,000	990,505
		1,545,895
Missouri - 1.1%
City of St. Louis, MO GO
5.00% 02/15/43	800,000	853,837
Columbia School District, MO GO
4.00% 03/01/35	1,000,000	1,045,677
Health & Educational Facilities Authority of the State of Missouri, MO Revenue
4.00% 07/01/46 - 11/15/48	4,200,000	4,012,372
Metropolitan St. Louis Sewer District, MO Revenue
5.00% 05/01/45	1,020,000	1,025,170
Missouri Joint Municipal Electric Utility Commission, MO Revenue
5.00% 01/01/34	1,000,000	1,122,799
St. Louis County School District C-2 Parkway, MO GO
4.00% 03/01/39	1,395,000	1,413,715
		9,473,570
Montana - 0.2%
Yellowstone County K-12 School District No. 26 Lockwood, MT GO
5.00% 07/01/35	1,570,000	1,647,003
New Hampshire - 0.1%
New Hampshire Municipal Bond Bank, NH Revenue
4.00% 08/15/43	1,000,000	980,236
New Jersey - 5.5%
Madison Borough Board of Education, NJ GO
4.00% 08/15/41	1,000,000	1,013,966
New Jersey Economic Development Authority, NJ Revenue
5.00% 06/15/41 (b)	4,250,000	4,421,531
5.00% 06/15/43	4,500,000	4,635,847
5.25% 06/15/40 (b)	230,000	232,288
New Jersey Educational Facilities Authority, NJ Revenue
4.00% 03/01/53	1,000,000	987,075
5.00% 08/01/33	750,000	841,988
5.50% 09/01/30 - 09/01/33	13,700,000	14,107,125
New Jersey Transportation Trust Fund Authority, NJ Revenue
4.25% 06/15/44	1,000,000	991,370
5.00% 12/15/34 - 06/15/45	10,295,000	10,915,265
New Jersey Turnpike Authority, NJ Revenue
4.00% 01/01/43	5,000,000	4,943,211
5.00% 01/01/29 - 01/01/48	6,205,000	6,652,783
		49,742,449
New Mexico - 0.1%
County of Santa Fe, NM GO
4.00% 07/01/34	1,000,000	1,033,401
	Principal Amount	Fair Value
New York - 10.0%
City of New York, NY GO
4.00% 08/01/39	$1,155,000	$1,162,423
Empire State Development Corp., NY Revenue
4.00% 03/15/44 - 03/15/52	2,500,000	2,409,881
5.00% 03/15/54 - 03/15/57	4,000,000	4,235,897
Hudson Yards Infrastructure Corp., NY Revenue
4.00% 02/15/44	4,500,000	4,420,140
5.00% 02/15/36 - 02/15/42	6,135,000	6,300,597
Hudson Yards Infrastructure Corp., NY Revenue, AGM
4.00% 02/15/47	5,830,000	5,726,174
Metropolitan Transportation Authority Dedicated Tax Fund, NY Special Tax
4.00% 11/15/46	1,500,000	1,440,791
Metropolitan Transportation Authority, NY Revenue
3.38% 11/15/37	135,000	120,273
5.25% 11/15/55	1,000,000	1,043,022
New York City Municipal Water Finance Authority, NY Revenue
4.00% 06/15/41 - 06/15/52	10,130,000	9,849,457
5.00% 06/15/35 - 06/15/41	8,255,000	8,551,118
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Revenue
5.00% 11/01/32	2,135,000	2,342,175
New York City Transitional Finance Authority, NY Revenue
4.00% 11/01/42	1,000,000	993,702
5.00% 11/01/35 (c)	1,000,000	1,139,597
5.00% 05/01/36 - 05/01/38	2,000,000	2,256,117
5.50% 05/01/53	2,500,000	2,765,872
New York Power Authority, NY Revenue
4.00% 11/15/50	3,355,000	3,229,780
New York Power Authority, NY Revenue, AGM
5.13% 11/15/58	2,020,000	2,172,379
New York State Dormitory Authority, NY Revenue
4.00% 03/15/35 - 03/15/47	9,225,000	9,071,226
5.00% 03/15/36	1,000,000	1,125,827
5.50% 07/01/54	1,500,000	1,682,489
New York State Environmental Facilities Corp., NY Revenue
5.00% 06/15/42	5,000,000	5,166,448
New York State Thruway Authority, NY Revenue
4.00% 03/15/44	2,000,000	1,942,379
5.00% 01/01/32	1,000,000	1,129,415
New York Transportation Development Corp., NY Revenue, AGC
4.50% 12/31/54	500,000	491,015
New York Transportation Development Corp., NY Revenue
5.00% 12/01/31 - 12/01/37	2,480,000	2,630,542
5.50% 06/30/39	1,000,000	1,074,968
Port Authority of New York & New Jersey, NY Revenue
5.00% 12/01/28 - 07/15/38	2,000,000	2,124,490
Utility Debt Securitization Authority, NY Revenue
5.00% 12/15/40 - 12/15/50	3,250,000	3,646,454
		90,244,648

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	45

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
North Carolina - 1.4%
City of Charlotte Airport Revenue, NC Revenue
4.00% 07/01/36	$1,500,000	$1,508,017
5.00% 07/01/48	3,000,000	3,208,570
City of Durham, NC Revenue
4.00% 04/01/37	3,000,000	3,002,414
County of Guilford, NC GO
4.00% 03/01/40	1,000,000	1,016,859
County of Wake, NC GO
3.50% 04/01/32	2,250,000	2,248,563
North Carolina Turnpike Authority, NC Revenue, AGM
5.00% 01/01/29	1,190,000	1,228,109
		12,212,532
Ohio - 1.0%
City of Cleveland, OH GO
5.00% 12/01/29	1,250,000	1,271,252
City of Columbus, OH GO
5.00% 04/01/35	1,020,000	1,093,167
Dublin City School District, OH GO
4.00% 12/01/30	1,010,000	1,043,703
Ohio Turnpike & Infrastructure Commission, OH Revenue
5.00% 02/15/51	1,000,000	1,053,115
Ohio Water Development Authority Water Pollution Control Loan Fund, OH Revenue
5.00% 12/01/44	1,000,000	1,101,989
Shaker Heights City School District, OH GO
5.25% 12/15/59	2,900,000	3,151,724
		8,714,950
Oklahoma - 1.2%
City of Broken Arrow, OK GO
4.00% 11/01/42	1,235,000	1,210,229
City of Oklahoma City, OK GO
4.00% 03/01/37	1,000,000	1,020,721
Oklahoma Water Resources Board, OK Revenue
4.00% 04/01/41 - 04/01/48	3,000,000	2,953,914
4.25% 10/01/48	1,000,000	1,005,914
5.00% 04/01/40	600,000	668,012
Tulsa Metropolitan Utility Authority, OK Revenue
4.00% 04/01/39	1,000,000	1,007,387
Washington County Rural Water District No. 3, OK Revenue
3.00% 09/15/41	3,000,000	2,545,103
		10,411,280
Oregon - 2.0%
City of Eugene Water Utility System Revenue, OR Revenue
5.00% 08/01/48	4,900,000	5,243,309
Clackamas County School District No. 7J Lake Oswego, OR GO, School Bond Guaranty
4.00% 06/01/33	1,000,000	1,014,564
	Principal Amount	Fair Value
Multnomah-Clackamas Counties Centennial School District No. 28JT, OR GO, School Bond Guaranty
5.00% 06/15/45	$4,000,000	$4,209,451
Oregon State Lottery, OR Revenue
5.00% 04/01/29 - 04/01/42	3,380,000	3,597,386
Port of Portland Airport Revenue, OR Revenue
5.00% 07/01/29 - 07/01/38	4,070,000	4,184,757
		18,249,467
Pennsylvania - 6.2%
Allegheny County Sanitary Authority, PA Revenue
5.00% 06/01/43	1,245,000	1,296,807
Bucks County Water & Sewer Authority, PA Revenue, AGM
5.25% 12/01/47	1,700,000	1,854,799
Chester County Industrial Development Authority, PA Revenue, BAM
5.00% 08/01/32	1,000,000	1,085,599
City of Philadelphia Airport Revenue, PA Revenue
4.00% 07/01/40	3,000,000	2,986,250
5.00% 07/01/28 - 07/01/35	3,695,000	3,899,243
City of Philadelphia Water & Wastewater Revenue, PA Revenue, AGM
5.00% 09/01/30	1,000,000	1,097,373
City of Philadelphia Water & Wastewater Revenue, PA Revenue, AGC
5.00% 09/01/35	500,000	573,835
City of Philadelphia Water & Wastewater Revenue, PA Revenue
5.00% 10/01/43 - 10/01/48	11,000,000	11,435,142
City of Pittsburgh, PA GO
5.00% 09/01/32	750,000	818,687
Commonwealth of Pennsylvania, PA GO
3.50% 03/01/31	2,000,000	1,997,170
4.00% 09/15/34 - 09/01/43	3,575,000	3,562,867
County of Allegheny, PA GO
5.00% 12/01/37	630,000	701,218
Delaware Valley Regional Finance Authority, PA Revenue
4.00% 09/01/35	625,000	645,124
Lehigh County General Purpose Authority, PA Revenue
5.00% 02/01/29	750,000	795,267
Middletown Area School District, PA GO, AGM, State Aid Withholding
4.00% 03/01/36	1,000,000	1,003,698
Pennsylvania Higher Educational Facilities Authority, PA Revenue
4.00% 02/15/43 - 08/15/49	3,500,000	3,410,697
5.00% 05/01/41	1,000,000	1,005,337
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Revenue
4.00% 12/01/51	2,500,000	2,359,623
5.25% 12/01/44	7,500,000	7,871,853
Pennsylvania Turnpike Commission, PA Revenue
5.00% 12/01/32	1,110,000	1,202,963

See Notes to Schedules of Investments and Notes to Financial Statements.
46	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Philadelphia Gas Works Co., PA Revenue
5.00% 08/01/33	$3,300,000	$3,428,407
Phoenixville Area School District, PA GO, State Aid Withholding
4.00% 11/15/38	1,000,000	1,017,472
Upper Merion Area School District, PA GO, State Aid Withholding
4.00% 01/15/46	1,450,000	1,402,790
		55,452,221
Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp., RI Revenue
4.00% 09/15/37	1,000,000	998,465
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund, RI Revenue
5.00% 10/01/26	2,000,000	2,029,838
		3,028,303
South Carolina - 1.4%
Anderson County School District No. 5, SC GO
5.00% 03/01/30	2,000,000	2,040,583
Beaufort County School District, SC GO
4.00% 03/01/33	2,200,000	2,268,383
City of Columbia Waterworks & Sewer System Revenue, SC Revenue
5.00% 02/01/47 - 02/01/48	3,525,000	3,793,003
South Carolina Ports Authority, SC Revenue
5.00% 07/01/33	1,800,000	1,884,162
Spartanburg County School District No. 4, SC GO
5.00% 03/01/47	2,745,000	2,924,254
		12,910,385
Tennessee - 1.8%
City of Columbia, TN GO
4.00% 12/01/44	1,000,000	985,665
City of Knoxville Electric System Revenue, TN Revenue
5.00% 07/01/41	1,000,000	1,072,775
City of Knoxville Wastewater System Revenue, TN Revenue
3.50% 04/01/38	3,000,000	2,792,642
City of Memphis Electric System Revenue, TN Revenue
5.00% 12/01/28	500,000	537,485
City of Memphis, TN GO
4.00% 05/01/38	2,345,000	2,344,263
County of Montgomery, TN GO
4.00% 06/01/36	1,250,000	1,266,381
County of Rutherford, TN GO
3.00% 04/01/35	2,000,000	1,863,747
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, TN Revenue
5.00% 07/01/46	2,000,000	2,047,147
	Principal Amount	Fair Value
Tennessee State School Bond Authority, TN Revenue, State Intercept
5.00% 11/01/52	$3,280,000	$3,486,483
		16,396,588
Texas - 7.1%
Arlington Higher Education Finance Corp., TX Revenue, Permanent School Fund
5.00% 02/15/35	1,550,000	1,553,239
Austin Independent School District, TX GO, Permanent School Fund
5.25% 08/01/49	1,000,000	1,099,117
Azle Independent School District, TX GO, Permanent School Fund
5.00% 02/15/32	1,000,000	1,122,793
Barbers Hill Independent School District, TX GO, Permanent School Fund
4.00% 02/15/49	1,500,000	1,433,041
Board of Regents of the University of Texas System, TX Revenue
5.00% 08/15/40	500,000	559,045
Central Texas Turnpike System, TX Revenue
5.00% 08/15/38	1,000,000	1,113,002
City of Austin Airport System Revenue, TX Revenue
5.00% 11/15/33	1,000,000	1,074,846
City of Austin Electric Utility Revenue, TX Revenue
5.00% 11/15/40	500,000	554,996
City of Austin Water & Wastewater System Revenue, TX Revenue
5.00% 11/15/35	1,000,000	1,143,468
City of Dallas Waterworks & Sewer System Revenue, TX Revenue
4.00% 10/01/52	2,500,000	2,357,888
City of Fort Worth Water & Sewer System Revenue, TX Revenue
4.00% 02/15/35	2,530,000	2,555,855
City of Frisco, TX GO
5.00% 02/15/41	1,000,000	1,091,845
City of Galveston Wharves & Terminal Revenue, TX Revenue
5.00% 08/01/27 - 08/01/34	1,500,000	1,561,796
City of Garland Electric Utility System Revenue, TX Revenue, AGC
5.00% 03/01/44	1,400,000	1,496,777
City of Houston Airport System Revenue, TX Revenue
5.00% 07/01/28	1,500,000	1,569,502
City of Houston Combined Utility System Revenue, TX Revenue
5.00% 11/15/35	1,000,000	1,132,082
City of McKinney, TX GO
4.00% 08/15/44	1,000,000	991,074
City of Tyler Water & Sewer System Revenue, TX Revenue
5.00% 09/01/30	1,245,000	1,366,731

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	47

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Conroe Independent School District, TX GO, Permanent School Fund
5.00% 02/15/44	$1,075,000	$1,167,784
County of El Paso, TX GO
5.00% 02/15/32	1,025,000	1,069,294
County of Harris Toll Road Revenue, TX Revenue
5.00% 08/15/35	1,500,000	1,696,551
Crowley Independent School District, TX GO, Permanent School Fund
5.25% 02/01/53	1,500,000	1,625,279
Dallas Area Rapid Transit, TX Revenue
4.00% 12/01/38	500,000	500,041
Dallas Fort Worth International Airport, TX Revenue
5.00% 11/01/27	500,000	526,747
Dallas Independent School District, TX GO, Permanent School Fund
5.00% 02/15/34	595,000	638,045
Dickinson Independent School District, TX GO, Permanent School Fund
4.00% 02/15/43	1,000,000	997,660
Fort Bend County Texas Public Facility Corp., TX Revenue
5.00% 03/01/42	1,500,000	1,617,495
Fort Bend Independent School District, TX GO, Permanent School Fund
4.00% 08/15/36	1,200,000	1,211,549
Grand Parkway Transportation Corp., TX Revenue
5.00% 10/01/37	2,145,000	2,244,639
Katy Independent School District, TX GO, Permanent School Fund
5.00% 02/15/43	750,000	809,914
Lamar Consolidated Independent School District, TX GO, Permanent School Fund
4.00% 02/15/40	1,000,000	994,124
5.00% 02/15/37 - 02/15/39	1,000,000	1,113,528
Lower Colorado River Authority, TX Revenue
5.00% 05/15/32 - 05/15/37	2,500,000	2,623,305
Mount Vernon Independent School District, TX GO, Permanent School Fund
5.00% 08/15/30	500,000	550,992
North Texas Municipal Water District, TX Revenue
5.00% 06/01/35	1,000,000	1,111,547
North Texas Tollway Authority, TX Revenue
5.00% 01/01/48	2,000,000	2,036,458
Northside Independent School District, TX GO, Permanent School Fund
5.00% 08/15/40	625,000	687,792
Permanent University Fund - University of Texas System, TX Revenue
4.00% 07/01/41	1,000,000	1,005,044
5.00% 07/01/36	865,000	1,005,994
Pittsburg Independent School District, TX GO, Permanent School Fund
4.00% 02/15/49	1,250,000	1,188,789
	Principal Amount	Fair Value
Port Authority of Houston of Harris County Texas, TX Revenue
5.00% 10/01/51	$1,025,000	$1,072,022
Prosper Independent School District, TX GO, Permanent School Fund
5.00% 02/15/41	1,000,000	1,104,716
Red River Education Finance Corp., TX Revenue
5.00% 03/15/35	1,000,000	1,145,360
State of Texas, TX GO
4.00% 10/01/44	1,985,000	1,922,672
Tarrant Regional Water District Water Supply System Revenue, TX Revenue
5.00% 03/01/38	500,000	558,496
Texas A&M University, TX Revenue
5.00% 05/15/28 - 05/15/35	1,500,000	1,673,280
Texas Water Development Board, TX Revenue
5.25% 10/15/51	1,500,000	1,634,383
Tomball Independent School District, TX GO, Permanent School Fund
4.00% 02/15/44	1,000,000	977,533
5.00% 02/15/48	1,700,000	1,813,300
Trinity River Authority Central Regional Wastewater System Revenue, TX Revenue
5.00% 08/01/40	500,000	551,955
Trinity River Authority Denton Creek Wastewater Treatment System Revenue, TX Revenue
4.00% 02/01/43	500,000	479,770
Upper Trinity Regional Water District, TX Revenue, BAM
5.00% 08/01/27	530,000	554,900
		63,688,055
Utah - 2.5%
Alpine School District, UT GO, School Bond Guaranty
4.00% 03/15/31	1,500,000	1,527,284
Central Valley Water Reclamation Facility, UT Revenue
3.00% 03/01/30 - 03/01/35	2,225,000	2,138,978
4.00% 03/01/47	1,000,000	962,493
City of Salt Lake City Airport Revenue, UT Revenue
5.00% 07/01/46 - 07/01/48	4,000,000	4,118,029
City of Salt Lake City Public Utilities Revenue, UT Revenue
4.00% 02/01/45	1,220,000	1,188,837
5.00% 02/01/50	4,080,000	4,224,954
County of Utah, UT Revenue
4.00% 05/15/47	1,255,000	1,159,714
Ogden City Redevelopment Agency, UT Revenue
5.00% 01/15/48 - 01/15/53	2,925,000	3,084,096
University of Utah, UT Revenue
4.00% 08/01/51	1,500,000	1,438,532
5.00% 08/01/42	1,685,000	1,828,559
Weber School District, UT GO, School Bond Guaranty
4.00% 06/15/43	1,000,000	994,200
		22,665,676

See Notes to Schedules of Investments and Notes to Financial Statements.
48	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Virginia - 4.3%
Alexandria Sanitation Authority, VA Revenue
5.00% 07/15/44	$580,000	$641,792
Chesapeake Bay Bridge & Tunnel District, VA Revenue
5.00% 07/01/46 - 07/01/51	4,000,000	4,022,140
City of Alexandria, VA GO, State Aid Withholding
4.00% 12/15/48 - 12/15/53	7,500,000	7,347,024
City of Charlottesville, VA GO, State Aid Withholding
4.00% 06/15/44	1,000,000	1,000,277
City of Richmond Public Utility Revenue, VA Revenue
4.00% 01/15/36	4,350,000	4,360,313
4.25% 01/15/53	2,500,000	2,523,183
County of Chesterfield, VA GO, State Aid Withholding
4.00% 01/01/42	1,385,000	1,407,151
County of Fairfax Sewer Revenue, VA Revenue
5.00% 07/15/54	3,125,000	3,365,251
County of Fairfax, VA GO, State Aid Withholding
4.00% 10/01/35 - 10/01/43	6,500,000	6,618,789
Fairfax County Water Authority, VA Revenue
4.00% 04/01/43	1,000,000	1,005,091
Virginia College Building Authority, VA Revenue, State Intercept
4.00% 09/01/35	1,000,000	1,012,498
Virginia Commonwealth Transportation Board, VA Revenue
4.00% 05/15/44	1,000,000	1,000,247
Virginia Resources Authority, VA Revenue
4.00% 11/01/41	3,000,000	2,956,305
5.00% 11/01/35	1,000,000	1,150,632
		38,410,693
Washington - 4.9%
City of Seattle Drainage & Wastewater Revenue, WA Revenue
4.00% 07/01/36 - 09/01/51	6,275,000	6,209,757
City of Seattle Municipal Light & Power Revenue, WA Revenue
4.00% 01/01/39 - 09/01/40	4,540,000	4,540,802
5.00% 07/01/52	3,000,000	3,181,357
City of Seattle, WA GO
4.00% 12/01/31	2,500,000	2,506,482
City of Spokane, WA GO
3.13% 12/01/33	1,260,000	1,172,194
City of Tacoma Electric System Revenue, WA Revenue
5.00% 01/01/36 - 01/01/46	2,500,000	2,676,983
County of King, WA GO
4.00% 07/01/29 - 12/01/34	4,650,000	4,707,043
Grant County Public Utility District No. 2 Electric Revenue, WA Revenue
5.00% 01/01/44	1,345,000	1,451,915
Port of Seattle, WA Revenue
5.00% 08/01/28 - 08/01/42	5,985,000	6,242,658
Spokane County School District No. 356 Central Valley, WA GO, School Bond Guaranty
4.00% 12/01/31	2,605,000	2,664,986
	Principal Amount	Fair Value
State of Washington, WA GO
4.00% 06/01/34	$1,330,000	$1,379,183
5.00% 02/01/36 - 02/01/48	5,300,000	5,713,870
Vancouver Library Capital Facilities Area, WA GO
4.00% 12/01/27	1,000,000	1,018,820
Washington Health Care Facilities Authority, WA Revenue
5.00% 08/01/35	750,000	789,541
		44,255,591
Wisconsin - 0.5%
County of Dane, WI GO
5.00% 06/01/28	2,340,000	2,438,957
Public Finance Authority, WI Revenue
5.00% 07/01/27	500,000	511,165
State of Wisconsin, WI GO
4.00% 05/01/40	2,000,000	2,007,436
		4,957,558
Total Municipal Bonds and Notes (Cost $888,489,603)		889,483,252
Short-Term Investments - 0.3%
State Street Institutional Treasury Plus Fund - Premier Class 4.42% (d)(e) (Cost $2,198,910)	2,198,910	2,198,910
Total Investments (Cost $890,688,513)		891,682,162
Other Assets and Liabilities, net - 0.8%		7,409,964
NET ASSETS - 100.0%		$899,092,126
Notes to Schedule of Investments – December 31, 2024
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	49

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2024
(b)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2024.
Abbreviations:
AGC - Assured Guaranty Corporation
BAM - Build America Mutual Assurance Company

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds and Notes	$—	$889,483,252	$—	$889,483,252
Short-Term Investments	2,198,910	—	—	2,198,910
Total Investments in Securities	$2,198,910	$889,483,252	$—	$891,682,162

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	4,577,263	$4,577,263	$261,384,225	$263,762,578	$—	$—	2,198,910	$2,198,910	$520,346
See Notes to Schedules of Investments and Notes to Financial Statements.
50	Elfun Tax-Exempt Income Fund

Elfun Income Fund
Schedule of Investments — December 31, 2024
	Principal Amount	Fair Value
Bonds and Notes - 98.3% †
U.S. Treasuries - 28.0%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$1,566,000	$1,011,294
3.00%, 08/15/48 (a)	2,935,000	2,145,760
4.13%, 08/15/53 (a)	433,000	386,250
4.38%, 08/15/43 (a)	1,431,000	1,347,376
U.S. Treasury Inflation-Indexed Notes
1.63%, 10/15/29	2,332,169	2,293,862
1.88%, 07/15/34	3,453,461	3,348,373
U.S. Treasury Notes
0.75%, 01/31/28 (a)	3,446,000	3,096,554
1.63%, 05/15/31 (a)	892,000	752,695
2.63%, 02/15/29 (a)	1,566,000	1,464,332
3.88%, 12/31/27 - 08/15/34 (a)	2,975,100	2,865,869
4.00%, 07/31/29 (a)	1,042,000	1,025,800
4.13%, 07/31/31 (a)	1,830,000	1,793,972
4.25%, 10/15/25 - 12/31/25 (a)	3,158,900	3,159,640
4.44%, 07/31/25 (a)	1,943,400	1,899,066
4.50%, 05/15/27 (a)	2,105,000	2,115,854
4.63%, 10/15/26 - 05/31/31 (a)	5,778,000	5,827,267
5.00%, 09/30/25 (a)	3,022,000	3,037,582
		37,571,546
Agency Mortgage Backed - 29.3%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	3,662,158	3,196,559
4.50%, 06/01/33 - 02/01/35 (a)	3,000	2,956
5.00%, 07/01/35 (a)	37,392	37,394
5.50%, 01/01/38 - 04/01/39 (a)	56,513	57,542
6.00%, 06/01/33 - 11/01/37 (a)	128,383	133,166
7.00%, 01/01/27 - 08/01/36 (a)	26,550	28,273
7.50%, 11/01/29 - 09/01/33 (a)	4,360	4,507
8.00%, 11/01/30 (a)	1,314	1,357
Federal National Mortgage Association
2.50%, 03/01/51 (a)	2,802,300	2,283,508
3.50%, 08/01/45 - 01/01/48 (a)	3,023,532	2,726,706
4.00%, 01/01/41 - 01/01/50 (a)	1,560,213	1,451,664
4.50%, 07/01/33 - 12/01/48 (a)	787,357	757,109
	Principal Amount	Fair Value
5.00%, 03/01/34 - 05/01/39 (a)	$80,819	$80,530
5.50%, 12/01/32 - 01/01/39 (a)	210,481	213,988
6.00%, 01/01/29 - 05/01/41 (a)	466,709	481,261
6.50%, 08/01/28 - 08/01/36 (a)	19,269	20,082
7.00%, 10/01/32 - 12/01/33 (a)	4,966	5,272
7.50%, 12/01/26 - 03/01/33 (a)	13,337	13,715
8.00%, 09/01/25 - 10/01/31 (a)	753	767
8.50%, 04/01/30 (a)	571	603
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.97%, 04/01/37 (a)(b)	994	1,003
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45 (a)	3,065,590	2,718,452
3.50%, 08/20/48 (a)	568,141	513,446
4.00%, 01/20/41 - 04/20/43 (a)	497,601	471,968
4.50%, 08/15/33 - 03/20/41 (a)	225,351	219,687
5.00%, 08/15/33 (a)	11,814	11,865
6.00%, 04/15/27 - 04/15/35 (a)	70,158	72,340
6.50%, 04/15/28 - 09/15/36 (a)	26,744	27,704
7.00%, 03/15/28 - 10/15/36 (a)	14,385	15,174
7.50%, 10/15/28 (a)	3,713	3,775
8.00%, 09/15/27 - 06/15/30 (a)	9,523	9,625
Government National Mortgage Association REMICS 30 day USD SOFR Average + 5.85%
1.25%, 05/20/64 (b)(c)	3,703,085	92,337
Uniform Mortgage-Backed Security, TBA
2.00%, 01/01/55 (d)	4,401,092	3,422,144
2.50%, 01/01/55 (d)	5,850,047	4,762,997
3.00%, 01/01/55 (d)	3,061,199	2,597,271
3.50%, 01/01/55 (d)	3,442,180	3,043,417
6.00%, 01/01/55 (d)	5,999,537	6,027,855
6.50%, 01/01/55 (d)	3,599,722	3,675,748
		39,183,767

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	51

Elfun Income Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Agency Collateralized Mortgage Obligations - 0.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29	$745,000	$678,285
4.05%, 09/25/28 (b)	300,000	293,631
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (c)	10,439	1,241
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (e)	119	112
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (b)(c)	455,932	12,037
Federal National Mortgage Association Interest STRIPS
0.00%, 12/25/34 (e)	12,102	9,701
4.50%, 08/25/35 - 01/25/36 (c)	21,232	2,715
5.00%, 03/25/38 - 05/25/38 (c)	13,806	2,165
5.50%, 12/25/33 (c)	3,958	636
6.00%, 01/25/35 (c)	15,002	2,487
Federal National Mortgage Association REMICS
1.14%, 12/25/42 (b)(c)	88,806	2,209
5.00%, 02/25/40 - 09/25/40 (c)	15,972	1,403
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 5.89%
1.32%, 07/25/38 (b)(c)	12,634	864
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 6.44%
1.87%, 11/25/41 (b)(c)	1,304,653	127,003
		1,134,489
Asset Backed - 0.0%*
Chase Funding Trust
4.99%, 11/25/33 (f)	35,048	34,551
Corporate Notes - 33.0%
3M Co.
3.13%, 09/19/46 (a)	11,000	7,540
7-Eleven, Inc.
0.95%, 02/10/26 (a)(g)	127,000	121,497
Abbott Laboratories
3.75%, 11/30/26 (a)	17,000	16,799
4.90%, 11/30/46 (a)	41,000	38,237
	Principal Amount	Fair Value
AbbVie, Inc.
3.20%, 05/14/26 - 11/21/29 (a)	$89,000	$84,526
4.05%, 11/21/39 (a)	28,000	23,942
4.25%, 11/21/49 (a)	45,000	36,649
4.30%, 05/14/36 (a)	26,000	23,738
4.40%, 11/06/42 (a)	24,000	20,765
4.63%, 10/01/42 (a)	3,000	2,653
4.70%, 05/14/45 (a)	9,000	7,958
4.88%, 11/14/48 (a)	4,000	3,593
5.05%, 03/15/34 (a)	76,000	75,117
5.40%, 03/15/54 (a)	30,000	28,904
5.50%, 03/15/64 (a)	35,000	33,486
Accenture Capital, Inc.
4.50%, 10/04/34	90,000	85,557
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	38,000	31,762
AEP Texas, Inc.
3.45%, 05/15/51 (a)	70,000	46,483
5.70%, 05/15/34 (a)	99,000	99,641
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	32,000	30,508
Aircastle Ltd.
4.25%, 06/15/26 (a)	38,000	37,620
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(g)	203,000	203,585
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	239,000	211,075
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	22,000	16,954
2.95%, 03/15/34 (a)	37,000	30,482
3.55%, 03/15/52 (a)	34,000	23,121
4.70%, 07/01/30 (a)	9,000	8,779
Allstate Corp.
4.20%, 12/15/46 (a)	36,000	28,990
Allstate Corp. (7.72% fixed rate until 01/31/25; 3.20% + 3 mo. Term SOFR thereafter)
7.72%, 08/15/53 (a)(b)	53,000	52,917
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41 (a)	28,000	21,393
4.00%, 02/04/61 (a)	9,000	6,271
4.25%, 08/09/42 (a)	2,000	1,593
4.45%, 05/06/50 (a)	16,000	12,380
4.50%, 05/02/43 (a)	11,000	8,980
Amazon.com, Inc.
1.50%, 06/03/30 (a)	17,000	14,420
2.50%, 06/03/50 (a)	21,000	12,517
2.70%, 06/03/60 (a)	16,000	9,167
2.88%, 05/12/41 (a)	37,000	27,186
3.15%, 08/22/27 (a)	5,000	4,835

See Notes to Schedules of Investments and Notes to Financial Statements.
52	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
3.25%, 05/12/61 (a)	$24,000	$15,637
4.05%, 08/22/47 (a)	8,000	6,582
4.25%, 08/22/57 (a)	2,000	1,635
Ameren Corp.
3.65%, 02/15/26 (a)	19,000	18,758
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	22,000	19,131
3.25%, 03/01/50 (a)	9,000	5,789
American Honda Finance Corp.
5.85%, 10/04/30 (a)	135,000	140,543
American Tower Corp.
1.50%, 01/31/28 (a)	69,000	62,237
2.90%, 01/15/30 (a)	24,000	21,606
3.70%, 10/15/49 (a)	16,000	11,533
3.80%, 08/15/29 (a)	29,000	27,461
American Water Capital Corp.
2.95%, 09/01/27 (a)	20,000	19,113
5.45%, 03/01/54 (a)	97,000	92,993
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	70,000	66,994
Amgen, Inc.
2.00%, 01/15/32 (a)	43,000	34,892
2.45%, 02/21/30 (a)	11,000	9,720
3.00%, 01/15/52 (a)	27,000	17,056
3.15%, 02/21/40 (a)	48,000	35,678
5.51%, 03/02/26 (a)	69,000	68,979
5.60%, 03/02/43 (a)	40,000	38,931
5.65%, 03/02/53 (a)	37,000	35,668
5.75%, 03/02/63 (a)	35,000	33,574
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	183,826
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	62,000	58,792
4.90%, 02/01/46 (a)	30,000	27,319
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	33,000	30,923
5.55%, 01/23/49 (a)	33,000	32,591
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	43,000	26,159
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)(g)	75,000	77,468
Apple, Inc.
2.65%, 02/08/51 (a)	62,000	38,224
2.80%, 02/08/61 (a)	28,000	16,601
2.95%, 09/11/49 (a)	18,000	12,007
3.35%, 02/09/27 (a)	8,000	7,837
	Principal Amount	Fair Value
3.45%, 02/09/45 (a)	$37,000	$28,323
3.85%, 08/04/46 (a)	27,000	21,731
3.95%, 08/08/52 (a)	36,000	28,632
4.85%, 05/10/53 (a)	104,000	98,280
Applied Materials, Inc.
4.35%, 04/01/47 (a)	16,000	13,544
4.80%, 06/15/29 (a)	135,000	135,487
Aptiv Swiss Holdings Ltd.
4.40%, 10/01/46 (a)	11,000	8,291
4.65%, 09/13/29 (a)	200,000	194,186
ArcelorMittal SA
4.55%, 03/11/26 (a)	161,000	160,011
6.00%, 06/17/34 (a)	59,000	59,827
6.35%, 06/17/54 (a)	100,000	98,836
6.80%, 11/29/32 (a)	22,000	23,514
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	12,000	11,607
ARES Capital Corp.
2.88%, 06/15/28 (a)	82,000	75,565
3.25%, 07/15/25 (a)	168,000	166,327
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	28,000	19,290
Ascension Health
4.85%, 11/15/53 (a)	44,000	39,333
Ashtead Capital, Inc.
1.50%, 08/12/26 (a)(g)	200,000	188,946
5.55%, 05/30/33 (a)(g)	245,000	241,080
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	61,000	55,314
5.00%, 02/26/34 (a)	50,000	49,454
AstraZeneca PLC
3.00%, 05/28/51 (a)	32,000	20,966
4.00%, 01/17/29 (a)	7,000	6,811
4.38%, 08/17/48 (a)	3,000	2,539
AT&T, Inc.
2.75%, 06/01/31 (a)	265,000	230,542
3.55%, 09/15/55	19,000	12,816
3.65%, 06/01/51 (a)	128,000	90,307
3.85%, 06/01/60 (a)	45,000	31,206
4.35%, 03/01/29 (a)	36,000	35,236
4.50%, 05/15/35 (a)	33,000	30,533
4.55%, 03/09/49 (a)	16,000	13,285
4.75%, 05/15/46 (a)	8,000	6,947
4.85%, 03/01/39 (a)	26,000	24,100
5.40%, 02/15/34 (a)	99,000	99,449
Athene Holding Ltd.
4.13%, 01/12/28 (a)	17,000	16,581
6.15%, 04/03/30 (a)	37,000	38,431
Atmos Energy Corp.
6.20%, 11/15/53 (a)	41,000	43,752
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	54,000	52,416

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	53

Elfun Income Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Bank of America Corp.
3.25%, 10/21/27 (a)	$27,000	$26,027
4.18%, 11/25/27 (a)	53,000	52,049
4.25%, 10/22/26 (a)	41,000	40,639
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	87,000	78,868
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	62,000	39,354
Bank of America Corp. (3.37% fixed rate until 01/23/25; 1.07% + 3 mo. Term SOFR thereafter)
3.37%, 01/23/26 (a)(b)	16,000	15,981
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42%, 12/20/28 (a)(b)	21,000	20,135
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (a)(b)	56,000	54,528
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85%, 03/08/37 (a)(b)	57,000	50,482
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95%, 01/23/49 (a)(b)	33,000	25,244
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24%, 04/24/38 (a)(b)	27,000	23,934
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27%, 07/23/29 (a)(b)	5,000	4,869
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3 mo. Term SOFR thereafter)
4.30%, 01/28/25 (a)(b)	58,000	57,804
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(b)	160,000	158,813
	Principal Amount	Fair Value
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (a)(b)	$164,000	$164,487
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87%, 09/15/34 (a)(b)	133,000	136,663
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63%, 09/20/26 (a)(b)	27,000	26,327
BAT Capital Corp.
2.73%, 03/25/31 (a)	36,000	31,082
4.39%, 08/15/37 (a)	24,000	20,716
4.54%, 08/15/47 (a)	8,000	6,313
6.00%, 02/20/34 (a)	60,000	61,633
7.08%, 08/02/53 (a)	34,000	37,332
Baxter International, Inc.
1.92%, 02/01/27 (a)	116,000	109,362
2.27%, 12/01/28 (a)	42,000	37,866
2.54%, 02/01/32 (a)	19,000	15,838
3.95%, 04/01/30 (a)	34,000	32,097
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	7,000	4,440
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	22,000	21,466
4.67%, 06/06/47 (a)	5,000	4,272
4.69%, 12/15/44 (a)	3,000	2,596
5.11%, 02/08/34 (a)	99,000	97,547
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	9,000	8,570
3.70%, 07/15/30 (a)	36,000	33,881
3.80%, 07/15/48 (a)	11,000	8,167
4.25%, 10/15/50 (a)	32,000	25,276
6.13%, 04/01/36 (a)	2,000	2,103
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	80,000	50,105
4.25%, 01/15/49 (a)	16,000	13,348
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	37,000	36,893
BHP Billiton Finance USA Ltd.
5.25%, 09/08/33 (a)	44,000	44,174
5.50%, 09/08/53 (a)	13,000	12,707
Biogen, Inc.
2.25%, 05/01/30 (a)	12,000	10,370
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	105,000	109,372
Block Financial LLC
2.50%, 07/15/28 (a)	34,000	30,924
3.88%, 08/15/30 (a)	10,000	9,233

See Notes to Schedules of Investments and Notes to Financial Statements.
54	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	$24,000	$23,669
Boeing Co.
2.20%, 02/04/26 (a)	70,000	67,873
2.70%, 02/01/27 (a)	61,000	58,157
2.95%, 02/01/30 (a)	15,000	13,382
3.25%, 03/01/28 (a)	3,000	2,817
3.55%, 03/01/38 (a)	2,000	1,512
3.75%, 02/01/50 (a)	18,000	12,259
5.04%, 05/01/27 (a)	89,000	89,213
5.15%, 05/01/30 (a)	49,000	48,358
5.81%, 05/01/50 (a)	90,000	83,547
Boston Properties LP
3.40%, 06/21/29 (a)	58,000	53,250
Boston Scientific Corp.
4.70%, 03/01/49 (a)	2,000	1,762
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	32,000	20,366
3.38%, 02/08/61 (a)	40,000	25,394
4.81%, 02/13/33 (a)	52,000	50,173
5.23%, 11/17/34 (a)	175,000	172,296
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 yr. CMT thereafter)
4.38%, 06/22/25 (a)(b)	12,000	11,904
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (a)(b)	37,000	35,382
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	28,000	23,182
2.35%, 11/13/40 (a)	17,000	11,266
3.20%, 06/15/26 (a)	15,000	14,735
3.40%, 07/26/29 (a)	8,000	7,544
3.55%, 03/15/42 (a)	20,000	15,471
4.13%, 06/15/39 (a)	23,000	19,838
4.25%, 10/26/49 (a)	23,000	18,629
4.35%, 11/15/47 (a)	2,000	1,648
4.55%, 02/20/48 (a)	2,000	1,701
5.20%, 02/22/34 (a)	90,000	89,769
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	49,000	44,797
3.90%, 03/15/27 (a)	10,000	9,789
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	17,000	13,887
3.19%, 11/15/36 (a)(g)	2,000	1,611
3.42%, 04/15/33 (a)(g)	117,000	102,449
3.47%, 04/15/34 (a)(g)	2,000	1,733
4.15%, 11/15/30 (a)	19,000	18,197
4.30%, 11/15/32 (a)	27,000	25,474
	Principal Amount	Fair Value
4.93%, 05/15/37 (a)(g)	$22,000	$20,941
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	1,747
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	2,000	1,948
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	25,000	20,096
4.55%, 09/01/44 (a)	36,000	31,353
Cameron LNG LLC
3.30%, 01/15/35 (a)(g)	3,000	2,471
Campbell's Co.
5.40%, 03/21/34 (a)	50,000	49,812
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	18,000	17,612
4.95%, 06/01/47 (a)	16,000	13,733
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	58,000	54,921
3.10%, 12/02/51 (a)	19,000	12,361
3.50%, 05/01/50 (a)	21,000	14,902
Capital One Financial Corp.
3.75%, 07/28/26 (a)	47,000	46,151
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	54,000	44,077
Carlyle Secured Lending, Inc.
6.75%, 02/18/30	25,000	25,491
Carrier Global Corp.
2.72%, 02/15/30 (a)	28,000	25,049
3.58%, 04/05/50 (a)	23,000	16,524
5.90%, 03/15/34 (a)	67,000	69,341
CDW LLC/CDW Finance Corp.
5.10%, 03/01/30 (a)	125,000	123,279
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	24,000	19,964
3.75%, 02/15/52 (a)	32,000	22,106
Centene Corp.
3.00%, 10/15/30 (a)	24,000	20,708
4.25%, 12/15/27 (a)	135,000	130,688
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	51,000	43,832
Charles Schwab Corp.
2.45%, 03/03/27 (a)	301,000	287,332
2.90%, 03/03/32 (a)	22,000	18,968
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (a)(b)	62,000	53,469
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(b)	113,000	115,283

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	55

Elfun Income Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (a)(b)	$89,000	$93,303
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	37,000	25,369
3.70%, 04/01/51 (a)	125,000	78,451
4.80%, 03/01/50 (a)	57,000	42,824
6.55%, 06/01/34 (a)	145,000	148,254
Cheniere Energy, Inc.
5.65%, 04/15/34	90,000	90,156
Chevron Corp.
2.24%, 05/11/30 (a)	11,000	9,687
Chevron USA, Inc.
3.85%, 01/15/28 (a)	46,000	45,375
Chubb INA Holdings LLC
4.35%, 11/03/45 (a)	20,000	17,047
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	122,000	102,147
Cigna Group
2.40%, 03/15/30 (a)	21,000	18,360
3.25%, 04/15/25 (a)	23,000	22,884
3.40%, 03/01/27 - 03/15/50 (a)	25,000	21,786
4.38%, 10/15/28 (a)	9,000	8,820
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	73,000	70,884
5.35%, 02/26/64 (a)	73,000	70,095
5.90%, 02/15/39 (a)	14,000	14,753
Citigroup, Inc.
4.45%, 09/29/27 (a)	7,000	6,903
4.65%, 07/23/48 (a)	58,000	49,767
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	60,000	50,842
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	21,000	18,957
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88%, 01/24/39 (a)(b)	13,000	10,855
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 01/30/25 (a)(b)	82,000	81,628
	Principal Amount	Fair Value
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17%, 05/25/34 (a)(b)	$53,000	$53,976
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	77,000	74,156
Clorox Co.
1.80%, 05/15/30 (a)	33,000	28,080
CME Group, Inc.
2.65%, 03/15/32 (a)	26,000	22,397
CMS Energy Corp.
4.88%, 03/01/44 (a)	52,000	46,114
Coca-Cola Co.
2.60%, 06/01/50 (a)	27,000	16,300
2.75%, 06/01/60 (a)	19,000	11,109
Comcast Corp.
2.65%, 08/15/62 (a)	21,000	10,980
2.80%, 01/15/51 (a)	23,000	13,677
2.89%, 11/01/51 (a)	21,000	12,659
2.94%, 11/01/56 (a)	29,000	16,907
2.99%, 11/01/63 (a)	21,000	11,841
3.20%, 07/15/36 (a)	25,000	20,172
3.25%, 11/01/39 (a)	33,000	25,036
3.97%, 11/01/47 (a)	30,000	22,803
4.15%, 10/15/28 (a)	23,000	22,439
5.65%, 06/01/54 (a)	85,000	82,209
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	9,000	8,471
ConocoPhillips Co.
5.55%, 03/15/54 (a)	52,000	49,957
5.70%, 09/15/63 (a)	52,000	49,823
Consolidated Edison Co. of New York, Inc.
2.90%, 12/01/26 (a)	27,000	26,085
3.35%, 04/01/30 (a)	13,000	12,088
3.88%, 06/15/47 (a)	15,000	11,395
3.95%, 04/01/50 (a)	11,000	8,587
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	59,000	54,348
3.70%, 12/06/26 (a)	25,000	24,573
4.50%, 05/09/47 (a)	23,000	19,065
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	34,000	36,156
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	40,000	32,826
COPT Defense Properties LP
2.00%, 01/15/29 (a)	41,000	36,079
2.25%, 03/15/26 (a)	32,000	30,965
2.75%, 04/15/31 (a)	96,000	81,930
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	116,000	105,615

See Notes to Schedules of Investments and Notes to Financial Statements.
56	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Corning, Inc.
4.38%, 11/15/57 (a)	$13,000	$9,974
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	146,000	144,655
5.90%, 02/15/55	75,000	70,805
Crown Castle, Inc.
2.90%, 03/15/27 (a)	94,000	90,302
3.30%, 07/01/30 (a)	77,000	69,982
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	58,000	54,483
5.11%, 04/03/34 (a)(g)	19,000	18,685
5.42%, 04/03/54 (a)(g)	10,000	9,419
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	44,000	37,075
CubeSmart LP
4.38%, 02/15/29 (a)	32,000	31,077
CVS Health Corp.
3.00%, 08/15/26 (a)	31,000	30,040
3.63%, 04/01/27 (a)	29,000	28,127
3.75%, 04/01/30 (a)	22,000	20,170
3.88%, 07/20/25 (a)	16,000	15,887
4.30%, 03/25/28 (a)	2,000	1,939
4.78%, 03/25/38 (a)	17,000	14,694
5.13%, 07/20/45 (a)	20,000	16,821
5.30%, 06/01/33 - 12/05/43 (a)	80,000	73,650
5.70%, 06/01/34	63,000	61,923
5.88%, 06/01/53 (a)	11,000	10,091
6.00%, 06/01/63 (a)	8,000	7,303
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00%, 03/10/55 (b)	52,000	52,203
Daimler Truck Finance North America LLC
2.38%, 12/14/28 (a)(g)	155,000	140,692
2.50%, 12/14/31 (a)(g)	155,000	130,214
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)	2,000	2,029
8.35%, 07/15/46 (a)	2,000	2,540
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (a)(b)	320,000	304,138
Deutsche Bank AG (6.82% fixed rate until 11/20/28; 2.51% + SOFR thereafter)
6.82%, 11/20/29 (a)(b)	180,000	188,316
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	191,000	136,552
	Principal Amount	Fair Value
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	$24,000	$21,708
3.25%, 11/15/39 (a)	16,000	12,465
3.40%, 11/15/49 (a)	4,000	2,832
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	32,000	28,319
4.40%, 03/24/51 (a)	15,000	11,645
5.40%, 04/18/34 (a)	125,000	122,991
5.75%, 04/18/54 (a)	45,000	42,238
Dick's Sporting Goods, Inc.
4.10%, 01/15/52	156,000	113,947
Digital Realty Trust LP
3.60%, 07/01/29 (a)	40,000	37,788
Discovery Communications LLC
3.95%, 03/20/28 (a)	16,000	15,151
5.00%, 09/20/37 (a)	2,000	1,663
Dollar General Corp.
3.50%, 04/03/30 (a)	16,000	14,677
4.13%, 04/03/50 (a)	23,000	16,933
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	24,000	23,901
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	48,000	44,158
Dover Corp.
2.95%, 11/04/29 (a)	24,000	21,870
Dow Chemical Co.
2.10%, 11/15/30 (a)	19,000	16,128
3.60%, 11/15/50 (a)	21,000	14,428
4.25%, 10/01/34 (a)	11,000	9,986
5.15%, 02/15/34 (a)	47,000	45,968
5.55%, 11/30/48 (a)	14,000	13,093
6.30%, 03/15/33 (a)	44,000	46,636
DTE Energy Co.
2.85%, 10/01/26 (a)	15,000	14,533
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	17,000	13,039
Duke Energy Corp.
2.55%, 06/15/31 (a)	71,000	60,694
3.30%, 06/15/41 (a)	65,000	47,639
3.50%, 06/15/51 (a)	55,000	37,193
3.75%, 09/01/46 (a)	93,000	68,469
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	21,000	17,062
DuPont de Nemours, Inc.
5.42%, 11/15/48 (a)	2,000	1,989
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	40,000	38,497
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	60,000	56,660
Eastman Chemical Co.
4.65%, 10/15/44 (a)	27,000	22,800

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	57

Elfun Income Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Eaton Corp.
3.10%, 09/15/27 (a)	$12,000	$11,559
Edison International
4.95%, 04/15/25 (a)	76,000	75,926
5.75%, 06/15/27 (a)	11,000	11,183
EIDP, Inc.
2.30%, 07/15/30 (a)	18,000	15,727
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	33,000	27,403
Elevance Health, Inc.
2.88%, 09/15/29 (a)	14,000	12,732
3.60%, 03/15/51 (a)	16,000	11,089
3.70%, 09/15/49 (a)	16,000	11,376
5.13%, 02/15/53 (a)	12,000	10,635
5.65%, 06/15/54 (a)	34,000	32,603
6.10%, 10/15/52 (a)	22,000	22,267
Eli Lilly & Co.
5.00%, 02/09/54 (a)	18,000	16,559
5.10%, 02/09/64 (a)	71,000	64,939
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	70,000	59,155
Emerson Electric Co.
1.80%, 10/15/27 (a)	17,000	15,802
2.75%, 10/15/50 (a)	19,000	11,826
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	2,000	1,910
Enbridge, Inc.
1.60%, 10/04/26 (a)	104,000	98,485
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (a)(b)	63,000	60,862
Energy Transfer LP
5.25%, 07/01/29 (a)	330,000	331,653
5.30%, 04/01/44 - 04/15/47 (a)	46,000	40,842
5.35%, 05/15/45 (a)	37,000	33,284
5.75%, 02/15/33 (a)	64,000	64,787
5.95%, 05/15/54 (a)	22,000	21,221
6.10%, 12/01/28 (a)	89,000	92,434
6.40%, 12/01/30 (a)	36,000	38,011
6.50%, 02/01/42 (a)	23,000	23,819
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 yr. CMT thereafter)
6.75%, 05/15/25 (a)(b)	251,000	249,057
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	40,000	32,040
4.85%, 01/31/34 (a)	149,000	144,207
	Principal Amount	Fair Value
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (a)(b)	$11,000	$10,729
EOG Resources, Inc.
4.15%, 01/15/26 (a)	3,000	2,985
5.10%, 01/15/36 (a)	5,000	4,880
Equinix, Inc.
1.25%, 07/15/25 (a)	53,000	51,967
2.15%, 07/15/30 (a)	40,000	34,408
ERP Operating LP
4.50%, 07/01/44 (a)	13,000	11,189
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	16,000	9,900
Eversource Energy
3.45%, 01/15/50 (a)	31,000	21,233
Exelon Corp.
4.05%, 04/15/30 (a)	48,000	45,743
4.45%, 04/15/46 (a)	32,000	26,615
4.70%, 04/15/50 (a)	32,000	27,052
5.60%, 03/15/53 (a)	90,000	86,775
Expand Energy Corp.
6.75%, 04/15/29 (a)(g)	294,000	297,084
Extra Space Storage LP
2.20%, 10/15/30 (a)	33,000	28,130
3.90%, 04/01/29 (a)	22,000	21,014
5.90%, 01/15/31 (a)	97,000	100,065
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	47,000	41,867
3.45%, 04/15/51 (a)	53,000	37,271
FedEx Corp.
4.10%, 02/01/45 (a)	55,000	43,033
Fidelity National Financial, Inc.
3.20%, 09/17/51 (a)	43,000	26,495
Fidelity National Information Services, Inc.
3.10%, 03/01/41 (a)	3,000	2,180
FirstEnergy Corp.
3.40%, 03/01/50 (a)	40,000	27,105
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	53,000	44,399
Fiserv, Inc.
3.50%, 07/01/29 (a)	11,000	10,323
4.40%, 07/01/49 (a)	11,000	8,988
Florida Power & Light Co.
2.85%, 04/01/25 (a)	83,000	82,607
4.13%, 02/01/42 (a)	22,000	18,332
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	27,000	22,864
Flowserve Corp.
2.80%, 01/15/32 (a)	39,000	33,099

See Notes to Schedules of Investments and Notes to Financial Statements.
58	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Ford Motor Credit Co. LLC
6.13%, 03/08/34	$250,000	$244,395
Fox Corp.
6.50%, 10/13/33 (a)	99,000	104,201
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	100,000	95,229
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	46,000	44,449
General Dynamics Corp.
4.25%, 04/01/50 (a)	20,000	16,505
General Mills, Inc.
3.00%, 02/01/51 (a)	19,000	12,001
General Motors Co.
5.20%, 04/01/45 (a)	2,000	1,732
5.40%, 04/01/48 (a)	4,000	3,515
6.13%, 10/01/25 (a)	29,000	29,224
6.80%, 10/01/27 (a)	19,000	19,839
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	56,000	53,954
2.35%, 01/08/31 (a)	24,000	20,117
5.25%, 03/01/26 (a)	19,000	19,056
5.85%, 04/06/30 (a)	156,000	159,471
6.10%, 01/07/34 (a)	140,000	142,127
Genuine Parts Co.
2.75%, 02/01/32 (a)	24,000	20,252
Georgia Power Co.
5.25%, 03/15/34 (a)	194,000	192,696
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	64,000	62,653
3.60%, 03/01/25 (a)(g)	104,000	103,755
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	22,000	15,226
2.95%, 03/01/27 (a)	2,000	1,932
3.50%, 02/01/25 (a)	12,000	11,982
3.65%, 03/01/26 (a)	12,000	11,865
4.15%, 03/01/47 (a)	13,000	10,410
4.60%, 09/01/35 (a)	26,000	24,502
5.25%, 10/15/33 (a)	25,000	25,071
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	32,000	30,265
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25 (a)	32,000	31,872
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	121,000	118,786
4.25%, 10/21/25 (a)	3,000	2,985
5.15%, 05/22/45 (a)	14,000	12,889
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	52,000	49,174
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	$27,000	$22,552
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	22,000	15,275
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	33,000	24,056
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(b)	53,000	39,442
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (a)(b)	14,000	13,462
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (a)(b)	16,000	13,548
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (a)(b)	23,000	22,391
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	37,000	35,267
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)(g)	58,000	56,889
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	250,000	242,740
Halliburton Co.
3.80%, 11/15/25 (a)	2,000	1,983
5.00%, 11/15/45 (a)	14,000	12,540
Harley-Davidson Financial Services, Inc.
5.95%, 06/11/29 (a)(g)	198,000	198,220
Hartford Financial Services Group, Inc. (6.91% fixed rate until 01/31/25; 2.39% + 3 mo. Term SOFR thereafter)
6.91%, 02/12/67 (a)(b)(g)	37,000	34,023
HCA, Inc.
3.13%, 03/15/27 (a)	81,000	77,957

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	59

Elfun Income Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
3.38%, 03/15/29 (a)	$49,000	$45,517
3.50%, 09/01/30 (a)	27,000	24,515
3.63%, 03/15/32 (a)	24,000	21,138
4.63%, 03/15/52 (a)	52,000	40,627
5.38%, 02/01/25 (a)	338,000	337,787
5.60%, 04/01/34 (a)	124,000	122,157
6.00%, 04/01/54 (a)	30,000	28,613
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	33,000	28,485
3.20%, 06/01/50 (a)(g)	15,000	9,627
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	19,000	15,542
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	19,000	15,817
Hess Corp.
5.60%, 02/15/41 (a)	3,000	2,959
5.80%, 04/01/47 (a)	2,000	2,004
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	2,000	2,072
Highwoods Realty LP
4.13%, 03/15/28 (a)	14,000	13,392
4.20%, 04/15/29 (a)	33,000	31,326
7.65%, 02/01/34 (a)	6,000	6,663
Home Depot, Inc.
2.70%, 04/15/30 (a)	14,000	12,605
3.35%, 04/15/50 (a)	27,000	18,865
3.50%, 09/15/56 (a)	16,000	11,126
3.90%, 12/06/28 - 06/15/47 (a)	22,000	19,329
4.50%, 12/06/48 (a)	11,000	9,391
4.95%, 06/25/34 - 09/15/52 (a)	53,000	50,898
5.30%, 06/25/54 (a)	15,000	14,388
5.40%, 06/25/64 (a)	60,000	57,470
Honeywell International, Inc.
1.75%, 09/01/31 (a)	37,000	30,310
2.70%, 08/15/29 (a)	3,000	2,750
5.25%, 03/01/54 (a)	172,000	161,417
Hormel Foods Corp.
1.80%, 06/11/30 (a)	50,000	42,629
Howmet Aerospace, Inc.
5.95%, 02/01/37 (a)	74,000	76,649
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	330,000	304,045
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (a)(b)	200,000	168,700
	Principal Amount	Fair Value
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.61% + 3 mo. Term SOFR thereafter)
4.29%, 09/12/26 (a)(b)	$423,000	$420,872
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + 5 yr. USD ICE Swap thereafter)
6.00%, 05/22/27 (a)(b)	465,000	456,128
HSBC Holdings PLC (6.88% fixed rate until 09/11/29; 3.30% + 5 yr. CMT thereafter)
6.88%, 09/11/29 (a)(b)	210,000	208,963
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	56,000	49,237
Huntington Bancshares, Inc. (5.27% fixed rate until 01/15/30; 1.28% + SOFR thereafter)
5.27%, 01/15/31 (b)	145,000	145,010
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14%, 11/18/39 (b)	55,000	55,195
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	47,000	42,220
Hyundai Capital America
5.40%, 01/08/31 (a)(g)	311,000	310,823
Imperial Brands Finance PLC
3.50%, 07/26/26 (a)(g)	200,000	195,722
5.50%, 02/01/30 (a)(g)	289,000	291,731
5.88%, 07/01/34 (a)(g)	233,000	232,119
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	32,000	21,012
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	73,000	74,656
Ingredion, Inc.
3.90%, 06/01/50 (a)	13,000	9,588
Intel Corp.
2.00%, 08/12/31 (a)	43,000	34,632
2.80%, 08/12/41 (a)	49,000	31,235
3.10%, 02/15/60 (a)	19,000	10,131
5.63%, 02/10/43 (a)	16,000	14,625
5.70%, 02/10/53 (a)	16,000	14,168
Intercontinental Exchange, Inc.
2.65%, 09/15/40 (a)	14,000	9,775
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	117,000	115,860
Intuit, Inc.
5.50%, 09/15/53 (a)	52,000	51,006

See Notes to Schedules of Investments and Notes to Financial Statements.
60	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	$80,000	$71,498
J.M. Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	104,000	111,340
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	116,000	117,518
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.13%, 02/01/28 (a)	85,000	84,575
5.75%, 04/01/33 (a)	22,000	21,925
6.75%, 03/15/34	81,000	85,748
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	89,000	90,989
Johnson & Johnson
3.63%, 03/03/37 (a)	13,000	11,254
Johnson Controls International PLC
4.50%, 02/15/47 (a)	6,000	4,976
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	93,000	89,304
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (a)(b)	54,000	48,257
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(b)	44,000	32,225
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (a)(b)	19,000	16,131
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (a)(b)	120,000	92,351
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3 mo. Term SOFR thereafter)
3.96%, 01/29/27 (a)(b)	56,000	55,514
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (a)(b)	22,000	21,326
	Principal Amount	Fair Value
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (a)(b)	$13,000	$10,234
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (a)(b)	120,000	116,860
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3 mo. Term SOFR thereafter)
4.60%, 02/01/25 (a)(b)	97,000	96,612
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (a)(b)	155,000	154,137
Kaiser Foundation Hospitals
3.27%, 11/01/49 (a)	154,000	106,700
Kenvue, Inc.
4.90%, 03/22/33 (a)	28,000	27,526
5.05%, 03/22/53 (a)	33,000	30,601
5.20%, 03/22/63 (a)	20,000	18,432
Keurig Dr. Pepper, Inc.
3.20%, 05/01/30 (a)	27,000	24,682
3.80%, 05/01/50 (a)	23,000	16,900
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	3,000	2,524
5.00%, 03/01/43 (a)	13,000	11,335
6.38%, 03/01/41 (a)	13,000	13,251
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	115,000	109,018
5.05%, 02/15/46 (a)	12,000	10,422
5.20%, 06/01/33 (a)	24,000	23,448
KLA Corp.
3.30%, 03/01/50 (a)	27,000	18,674
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	50,000	45,295
Kroger Co.
2.20%, 05/01/30 (a)	22,000	19,080
4.65%, 01/15/48 (a)	6,000	5,034
5.00%, 09/15/34 (a)	40,000	38,766
5.50%, 09/15/54 (a)	20,000	18,819
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	53,000	50,399
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	19,000	18,699
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	115,000	116,667
6.20%, 08/15/34 (a)	65,000	65,371

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	61

Elfun Income Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Leidos, Inc.
3.63%, 05/15/25 (a)	$22,000	$21,891
4.38%, 05/15/30 (a)	100,000	95,630
5.75%, 03/15/33 (a)	50,000	50,738
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(g)	11,000	7,376
Lincoln National Corp.
4.35%, 03/01/48 (a)	43,000	33,334
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	2,000	1,980
4.50%, 05/15/36 (a)	22,000	20,652
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	16,000	14,306
1.70%, 09/15/28 - 10/15/30 (a)	51,000	44,966
3.00%, 10/15/50 (a)	27,000	16,809
3.70%, 04/15/46 (a)	2,000	1,477
4.05%, 05/03/47 (a)	21,000	16,276
5.63%, 04/15/53 (a)	40,000	38,501
LYB International Finance III LLC
1.25%, 10/01/25 (a)	18,000	17,519
3.63%, 04/01/51 (a)	27,000	18,119
3.80%, 10/01/60 (a)	10,000	6,613
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05%, 01/27/34 (a)(b)	187,000	178,942
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51 (a)	27,000	16,766
Marvell Technology, Inc.
5.95%, 09/15/33	63,000	65,441
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	17,000	14,072
3.25%, 11/15/25 (a)	174,000	171,425
McDonald's Corp.
3.60%, 07/01/30 (a)	37,000	34,684
3.63%, 09/01/49 (a)	9,000	6,486
4.88%, 12/09/45 (a)	12,000	10,763
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	50,000	47,791
Medtronic, Inc.
4.63%, 03/15/45 (a)	2,000	1,779
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	56,000	45,316
Mercedes-Benz Finance North America LLC
5.38%, 11/26/25 (a)(g)	245,000	246,615
Merck & Co., Inc.
1.90%, 12/10/28 (a)	73,000	65,850
2.45%, 06/24/50 (a)	40,000	23,053
2.75%, 12/10/51 (a)	26,000	15,711
	Principal Amount	Fair Value
2.90%, 12/10/61 (a)	$12,000	$6,879
4.00%, 03/07/49 (a)	8,000	6,287
4.50%, 05/17/33 (a)	49,000	47,220
5.00%, 05/17/53 (a)	10,000	9,112
Meritage Homes Corp.
3.88%, 04/15/29 (a)(g)	194,000	181,503
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	97,000	90,166
4.45%, 08/15/52 (a)	53,000	44,624
MetLife, Inc.
4.72%, 12/15/44 (a)	19,000	16,806
Micron Technology, Inc.
3.37%, 11/01/41 (a)	36,000	26,245
3.48%, 11/01/51 (a)	49,000	32,970
5.30%, 01/15/31 (a)	102,000	101,936
Microsoft Corp.
2.40%, 08/08/26 (a)	20,000	19,410
2.68%, 06/01/60 (a)	6,000	3,508
2.92%, 03/17/52 (a)	53,000	35,110
3.45%, 08/08/36 (a)	2,000	1,741
3.50%, 02/12/35 (a)	17,000	15,391
Mid-America Apartments LP
2.88%, 09/15/51 (a)	42,000	25,856
Mizuho Financial Group, Inc.
2.84%, 09/13/26 (a)	489,000	474,702
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	6,000	4,796
Morgan Stanley
3.97%, 07/22/38 (a)(b)	19,000	16,153
4.35%, 09/08/26 (a)	57,000	56,600
4.38%, 01/22/47 (a)	18,000	15,034
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	43,000	40,920
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(b)	168,000	136,643
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	120,000	73,390
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (a)(b)	46,000	45,764
MPLX LP
2.65%, 08/15/30 (a)	27,000	23,624
5.20%, 12/01/47 (a)	6,000	5,302
Mylan, Inc.
5.20%, 04/15/48 (a)	13,000	10,752
Nasdaq, Inc.
5.95%, 08/15/53 (a)	19,000	19,153

See Notes to Schedules of Investments and Notes to Financial Statements.
62	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
6.10%, 06/28/63 (a)	$24,000	$24,327
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 yr. CMT thereafter)
3.35%, 01/12/37 (a)(b)(g)	254,000	218,630
Netflix, Inc.
4.90%, 08/15/34 (a)	50,000	49,049
5.40%, 08/15/54 (a)	30,000	29,263
Nevada Power Co.
6.00%, 03/15/54 (a)	31,000	31,687
NewMarket Corp.
2.70%, 03/18/31 (a)	24,000	20,400
Newmont Corp.
4.88%, 03/15/42 (a)	19,000	17,328
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (a)(b)	27,000	26,358
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	49,000	42,211
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (a)(g)	42,000	40,746
NIKE, Inc.
3.38%, 03/27/50 (a)	11,000	7,759
NNN REIT, Inc.
4.00%, 11/15/25 (a)	22,000	21,832
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	22,000	17,701
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	68,000	46,526
NOV, Inc.
3.60%, 12/01/29 (a)	37,000	34,526
Novant Health, Inc.
3.32%, 11/01/61 (a)	28,000	17,890
Novartis Capital Corp.
2.20%, 08/14/30 (a)	42,000	36,745
3.00%, 11/20/25 (a)	2,000	1,976
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	143,000	140,914
5.40%, 06/21/34 (a)	198,000	196,848
NVIDIA Corp.
3.50%, 04/01/50 (a)	20,000	14,843
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	96,000	98,237
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	27,000	24,751
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	4,000	3,038
	Principal Amount	Fair Value
ONEOK, Inc.
4.35%, 03/15/29 (a)	$22,000	$21,421
6.10%, 11/15/32 (a)	75,000	77,675
6.63%, 09/01/53 (a)	66,000	69,516
Oracle Corp.
2.30%, 03/25/28 (a)	19,000	17,569
2.65%, 07/15/26 (a)	27,000	26,195
2.95%, 04/01/30 (a)	42,000	37,920
3.60%, 04/01/50 (a)	27,000	18,881
3.95%, 03/25/51 (a)	17,000	12,575
4.00%, 07/15/46 - 11/15/47 (a)	36,000	27,543
4.10%, 03/25/61 (a)	36,000	25,777
5.55%, 02/06/53 (a)	24,000	22,710
6.15%, 11/09/29 (a)	31,000	32,501
6.90%, 11/09/52 (a)	24,000	26,834
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	43,000	42,679
2.57%, 02/15/30 (a)	16,000	14,220
3.36%, 02/15/50 (a)	19,000	13,040
Owens Corning
3.88%, 06/01/30 (a)	106,000	99,805
5.70%, 06/15/34 (a)	85,000	86,368
5.95%, 06/15/54 (a)	25,000	24,770
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	33,000	30,776
2.50%, 02/01/31 (a)	57,000	48,791
3.00%, 06/15/28 (a)	153,000	143,395
3.30%, 08/01/40 (a)	57,000	42,597
3.50%, 08/01/50 (a)	23,000	15,787
4.30%, 03/15/45 (a)	38,000	30,284
PacifiCorp
2.70%, 09/15/30 (a)	28,000	24,735
2.90%, 06/15/52 (a)	62,000	36,951
5.80%, 01/15/55 (a)	42,000	40,943
6.25%, 10/15/37 (a)	2,000	2,095
Packaging Corp. of America
3.05%, 10/01/51 (a)	37,000	23,789
Paramount Global
2.90%, 01/15/27 (a)	6,000	5,737
3.70%, 06/01/28 (a)	11,000	10,374
5.25%, 04/01/44 (a)	2,000	1,563
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	22,000	20,586
4.50%, 09/15/29 (a)	36,000	35,506
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	46,000	48,217
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	36,000	34,859
3.25%, 06/01/50 (a)	20,000	13,544
PepsiCo, Inc.
1.63%, 05/01/30 (a)	23,000	19,601
2.63%, 07/29/29 (a)	32,000	29,333

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	63

Elfun Income Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
2.75%, 10/21/51 (a)	$65,000	$40,438
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	146,000	144,722
4.75%, 05/19/33 (a)	49,000	47,467
5.30%, 05/19/53 (a)	20,000	18,766
5.34%, 05/19/63 (a)	33,000	30,287
Pfizer, Inc.
2.70%, 05/28/50 (a)	58,000	35,731
3.90%, 03/15/39 (a)	16,000	13,527
4.13%, 12/15/46 (a)	14,000	11,260
4.40%, 05/15/44 (a)	3,000	2,592
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	27,000	26,712
2.10%, 05/01/30 (a)	11,000	9,507
3.38%, 08/15/29 (a)	18,000	16,893
4.13%, 03/04/43 (a)	10,000	8,108
5.13%, 02/15/30 (a)	71,000	71,404
5.25%, 02/13/34 (a)	130,000	128,608
5.63%, 11/17/29 (a)	38,000	39,142
Phillips 66 Co.
2.15%, 12/15/30 (a)	136,000	115,361
3.15%, 12/15/29 (a)	67,000	61,463
3.30%, 03/15/52 (a)	46,000	29,597
3.75%, 03/01/28 (a)	2,000	1,936
4.68%, 02/15/45 (a)	17,000	14,241
Pilgrim's Pride Corp.
6.25%, 07/01/33 (a)	14,000	14,282
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	45,000	43,432
2.15%, 01/15/31 (a)	25,000	21,230
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	27,000	25,117
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	34,000	33,208
Precision Castparts Corp.
4.38%, 06/15/45 (a)	18,000	15,291
Progressive Corp.
3.00%, 03/15/32 (a)	47,000	41,262
3.70%, 03/15/52 (a)	15,000	11,103
Prologis LP
3.05%, 03/01/50 (a)	12,000	7,772
3.25%, 06/30/26 (a)	9,000	8,839
5.00%, 03/15/34 (a)	25,000	24,409
5.25%, 03/15/54 (a)	17,000	15,892
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	27,000	20,425
	Principal Amount	Fair Value
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (a)(b)	$22,000	$21,815
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	27,000	26,065
Public Storage Operating Co.
5.35%, 08/01/53 (a)	23,000	21,904
PVH Corp.
4.63%, 07/10/25 (a)	70,000	69,728
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	3,000	2,480
4.50%, 05/20/52 (a)	53,000	44,363
Quanta Services, Inc.
2.35%, 01/15/32 (a)	40,000	33,110
3.05%, 10/01/41 (a)	52,000	36,559
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	9,000	8,083
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	50,000	41,627
Regions Financial Corp.
1.80%, 08/12/28 (a)	108,000	96,214
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72%, 06/06/30 (a)(b)	355,000	359,572
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	59,000	59,196
Republic Services, Inc.
5.00%, 04/01/34 (a)	45,000	43,917
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	70,000	42,727
Rockwell Automation, Inc.
2.80%, 08/15/61 (a)	14,000	7,862
4.20%, 03/01/49 (a)	20,000	16,478
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	2,000	1,772
Ross Stores, Inc.
4.70%, 04/15/27 (a)	6,000	5,952
Royalty Pharma PLC
1.20%, 09/02/25 (a)	43,000	41,922
1.75%, 09/02/27 (a)	21,000	19,347
2.20%, 09/02/30 (a)	5,000	4,245
3.30%, 09/02/40 (a)	3,000	2,170
RPM International, Inc.
3.75%, 03/15/27 (a)	9,000	8,799
RTX Corp.
1.90%, 09/01/31 (a)	56,000	45,798
2.82%, 09/01/51 (a)	57,000	34,566
3.13%, 05/04/27 (a)	37,000	35,702
3.50%, 03/15/27 (a)	15,000	14,623

See Notes to Schedules of Investments and Notes to Financial Statements.
64	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
3.95%, 08/16/25 (a)	$11,000	$10,944
4.15%, 05/15/45 (a)	16,000	12,926
4.45%, 11/16/38 (a)	13,000	11,576
6.10%, 03/15/34 (a)	62,000	65,273
6.40%, 03/15/54 (a)	44,000	47,810
Ryder System, Inc.
2.90%, 12/01/26 (a)	65,000	62,712
Salesforce, Inc.
1.95%, 07/15/31 (a)	34,000	28,547
2.70%, 07/15/41 (a)	46,000	32,440
Sands China Ltd.
5.13%, 08/08/25 (a)	280,000	278,964
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	19,000	18,441
Schlumberger Investment SA
5.00%, 06/01/34 (a)	198,000	194,571
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	168,000	158,083
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	11,000	10,034
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (a)(b)	76,000	72,784
Shell Finance U.S., Inc.
2.38%, 11/07/29	82,000	73,535
3.25%, 04/06/50	24,000	16,166
3.75%, 09/12/46	11,000	8,260
Shell International Finance BV
3.13%, 11/07/49 (a)	32,000	21,081
Simon Property Group LP
3.38%, 06/15/27 (a)	14,000	13,609
SK Hynix, Inc.
5.50%, 01/16/29 (a)(g)	200,000	200,778
Smith & Nephew PLC
5.40%, 03/20/34 (a)	35,000	34,733
Sonoco Products Co.
4.60%, 09/01/29 (a)	125,000	121,802
5.00%, 09/01/34 (a)	110,000	104,327
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (a)(g)	187,000	181,895
Southern California Edison Co.
4.00%, 04/01/47 (a)	58,000	44,669
4.20%, 03/01/29 (a)	41,000	39,733
5.65%, 10/01/28 (a)	270,000	276,407
Southern Co.
3.25%, 07/01/26 (a)	6,000	5,879
3.70%, 04/30/30 (a)	73,000	68,504
Southwest Airlines Co.
2.63%, 02/10/30 (a)	37,000	32,744
	Principal Amount	Fair Value
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	$21,000	$20,250
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	2,000	1,953
4.50%, 03/15/45 (a)	3,000	2,460
Starbucks Corp.
4.00%, 11/15/28 (a)	9,000	8,723
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	86,000	74,244
Stryker Corp.
1.95%, 06/15/30 (a)	57,000	48,997
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43 (a)	101,000	107,761
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(g)	484,000	457,244
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	2,000	1,482
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 yr. CMT thereafter)
1.42%, 06/11/27 (a)(b)(g)	250,000	237,892
Sysco Corp.
5.95%, 04/01/30 (a)	2,000	2,083
6.60%, 04/01/50 (a)	3,000	3,294
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (a)	200,000	172,346
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	130,000	126,876
4.00%, 04/14/32 (a)	27,000	24,936
Tampa Electric Co.
2.40%, 03/15/31 (a)	61,000	52,137
3.45%, 03/15/51 (a)	37,000	25,203
4.35%, 05/15/44 (a)	40,000	33,020
Tanger Properties LP
2.75%, 09/01/31	122,000	102,962
Tapestry, Inc.
3.05%, 03/15/32 (a)	50,000	42,585
4.13%, 07/15/27 (a)	3,000	2,941
5.10%, 03/11/30	180,000	178,088
5.50%, 03/11/35	110,000	106,990
Targa Resources Corp.
6.50%, 03/30/34 (a)	140,000	148,067
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	111,000	109,811

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	65

Elfun Income Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Target Corp.
1.95%, 01/15/27 (a)	$18,000	$17,129
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	21,000	18,030
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	36,000	25,322
Time Warner Cable LLC
6.55%, 05/01/37 (a)	12,000	11,565
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	190,000	172,265
3.75%, 04/15/27 (a)	73,000	71,319
4.50%, 04/15/50 (a)	15,000	12,313
4.80%, 07/15/28 (a)	179,000	178,015
5.50%, 01/15/55 (a)	35,000	32,978
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	128,000	111,859
4.46%, 06/08/32 (a)	58,000	54,967
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63%, 09/15/31 (a)(b)	21,000	20,407
Toronto-Dominion Bank (7.25% fixed rate until 07/31/29; 2.98% + 5 yr. CMT thereafter)
7.25%, 07/31/84 (a)(b)	233,000	236,632
TotalEnergies Capital International SA
2.83%, 01/10/30 (a)	242,000	220,242
Tractor Supply Co.
5.25%, 05/15/33 (a)	47,000	46,953
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	2,000	1,917
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	32,000	31,238
4.88%, 01/15/26 (a)	7,000	6,995
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 mo. Term SOFR thereafter)
5.63%, 05/20/75 (a)(b)	70,000	69,374
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	14,000	13,599
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	69,000	40,742
Truist Financial Corp. (6.67% fixed rate until 03/01/25; 3.00% + 5 yr. CMT thereafter)
6.67%, 03/01/25 (a)(b)	109,000	108,756
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	3,000	2,467
	Principal Amount	Fair Value
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	$16,000	$15,389
Tyson Foods, Inc.
5.40%, 03/15/29 (a)	49,000	49,554
5.70%, 03/15/34 (a)	55,000	55,654
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(b)	121,000	116,045
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (a)(b)	180,000	181,678
UDR, Inc.
2.10%, 08/01/32 (a)	32,000	25,419
3.00%, 08/15/31 (a)	19,000	16,681
Union Pacific Corp.
3.55%, 05/20/61 (a)	32,000	21,378
3.60%, 09/15/37 (a)	6,000	5,024
3.80%, 04/06/71 (a)	17,000	11,527
4.10%, 09/15/67 (a)	13,000	9,472
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	40,000	34,450
4.20%, 05/15/32 (a)	40,000	37,688
4.45%, 12/15/48 (a)	27,000	22,241
4.75%, 07/15/45 - 05/15/52 (a)	45,000	38,682
5.05%, 04/15/53 (a)	33,000	29,549
5.20%, 04/15/63 (a)	54,000	48,477
6.05%, 02/15/63 (a)	16,000	16,332
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	120,000	118,207
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	97,000	97,808
6.40%, 06/28/54 (a)	60,000	58,773
Ventas Realty LP
3.25%, 10/15/26 (a)	19,000	18,487
5.63%, 07/01/34 (a)	50,000	50,287
Verisk Analytics, Inc.
5.25%, 06/05/34 (a)	105,000	103,846
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	76,000	62,990
2.55%, 03/21/31 (a)	120,000	103,394
3.00%, 03/22/27 (a)	101,000	97,538
3.40%, 03/22/41 (a)	37,000	28,006
3.55%, 03/22/51 (a)	27,000	19,056
3.70%, 03/22/61 (a)	22,000	14,923
4.40%, 11/01/34 (a)	78,000	72,219
4.86%, 08/21/46 (a)	62,000	55,326
Viatris, Inc.
4.00%, 06/22/50 (a)	27,000	18,412
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	35,000	27,143

See Notes to Schedules of Investments and Notes to Financial Statements.
66	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Visa, Inc.
2.70%, 04/15/40 (a)	$27,000	$19,697
Vistra Operations Co. LLC
6.00%, 04/15/34 (a)(g)	50,000	50,575
Viterra Finance BV
2.00%, 04/21/26 (a)(g)	373,000	357,610
VMware LLC
4.70%, 05/15/30	125,000	122,419
Vontier Corp.
2.40%, 04/01/28 (a)	65,000	58,982
2.95%, 04/01/31 (a)	50,000	42,908
Vornado Realty LP
2.15%, 06/01/26 (a)	69,000	65,738
3.50%, 01/15/25 (a)	13,000	12,984
Walmart, Inc.
1.80%, 09/22/31 (a)	32,000	26,728
2.50%, 09/22/41 (a)	36,000	24,781
2.65%, 09/22/51 (a)	19,000	11,727
Walt Disney Co.
2.65%, 01/13/31 (a)	42,000	37,125
3.38%, 11/15/26 (a)	3,000	2,939
3.60%, 01/13/51 (a)	27,000	19,817
4.75%, 11/15/46 (a)	3,000	2,665
6.65%, 11/15/37 (a)	27,000	30,083
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	190,000	167,396
5.05%, 03/15/42 (a)	17,000	13,644
5.14%, 03/15/52 (a)	17,000	12,657
5.39%, 03/15/62 (a)	17,000	12,512
Waste Connections, Inc.
2.20%, 01/15/32 (a)	43,000	35,455
2.95%, 01/15/52 (a)	49,000	30,555
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	7,000	6,946
Wells Fargo & Co.
4.15%, 01/24/29 (a)	48,000	46,551
4.75%, 12/07/46 (a)	48,000	40,364
5.88%, 06/15/25 (a)(b)	92,000	91,823
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	63,000	62,425
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	115,000	108,298
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	58,000	42,134
	Principal Amount	Fair Value
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR thereafter)
3.20%, 06/17/27 (a)(b)	$170,000	$166,041
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50%, 01/23/35 (a)(b)	68,000	67,595
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (a)(b)	80,000	84,966
Westlake Corp.
2.88%, 08/15/41 (a)	20,000	13,387
3.13%, 08/15/51 (a)	22,000	13,664
3.38%, 08/15/61 (a)	19,000	11,387
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 yr. CMT thereafter)
2.89%, 02/04/30 (a)(b)	45,000	44,899
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (a)(b)	32,000	30,142
Williams Cos., Inc.
3.75%, 06/15/27 (a)	3,000	2,923
4.85%, 03/01/48 (a)	13,000	11,100
4.90%, 01/15/45 (a)	32,000	27,903
5.30%, 08/15/52 (a)	22,000	20,096
5.40%, 03/04/44 (a)	3,000	2,811
Willis North America, Inc.
3.88%, 09/15/49 (a)	27,000	19,799
Workday, Inc.
3.50%, 04/01/27 (a)	47,000	45,794
3.70%, 04/01/29 (a)	94,000	89,422
Zoetis, Inc.
3.00%, 09/12/27 (a)	3,000	2,876
3.90%, 08/20/28 (a)	16,000	15,508
5.60%, 11/16/32 (a)	90,000	92,725
		44,258,473
Non-Agency Collateralized Mortgage Obligations - 6.0%
Bank
3.18%, 09/15/60	2,398,000	2,289,249
4.41%, 11/15/61 (b)	1,001,000	977,495
BPR Trust 1 mo. Term SOFR + 1.90%
6.30%, 04/15/37 (b)(g)	372,398	373,800
Cantor Commercial Real Estate Lending
3.01%, 01/15/53	460,000	414,919

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	67

Elfun Income Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
CD Mortgage Trust
2.91%, 08/15/57	$839,000	$749,964
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (b)	336,823	310,799
COMM Mortgage Trust
3.92%, 10/15/45 (g)	183,662	168,624
GS Mortgage Securities Trust
2.75%, 09/10/52	1,523,000	1,377,172
3.05%, 11/10/52	743,000	675,341
4.14%, 03/10/51 (b)	291,000	268,268
4.42%, 11/10/48 (b)	380,000	304,345
Impac CMB Trust (5.17% fixed rate until 01/25/25; 0.83% + 1 mo. Term SOFR thereafter)
5.17%, 10/25/34 (b)	8,021	7,907
JPMBB Commercial Mortgage Securities Trust
4.65%, 11/15/48 (b)	250,000	99,657
MASTR Alternative Loan Trust
5.00%, 08/25/18 (c)	903	41
Morgan Stanley Bank of America Merrill Lynch Trust
0.74%, 03/15/48 (b)(c)	1,897,963	1,528
Wells Fargo Commercial Mortgage Trust
0.94%, 02/15/48 (b)(c)	266,582	185
4.32%, 08/15/50	61,233	57,144
		8,076,438
Sovereign Bonds - 0.9%
Chile Government International Bonds
3.86%, 06/21/47 (a)	200,000	149,564
Panama Government International Bonds
3.16%, 01/23/30 (a)	200,000	167,029
3.87%, 07/23/60 (a)	200,000	104,648
Peru Government International Bonds
1.86%, 12/01/32 (a)	140,000	106,057
	Principal Amount	Fair Value
2.78%, 12/01/60 (a)	$230,000	$121,391
5.63%, 11/18/50 (a)	105,000	98,233
Philippines Government International Bonds
3.95%, 01/20/40 (a)	200,000	165,991
Qatar Government International Bonds
4.82%, 03/14/49 (a)(g)	258,000	233,613
Uruguay Government International Bonds
5.10%, 06/18/50 (a)	105,744	97,038
		1,243,564
Municipal Bonds and Notes - 0.2%
State of California, CA
4.60%, 04/01/38	200,000	186,132
Total Bonds and Notes (Cost $141,263,824)		131,688,960
Total Investments in Securities (Cost $141,263,824)		131,688,960
	Number of Shares
Short-Term Investments - 18.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.47% (a)(h)(i) (Cost $25,337,938)	25,337,938	25,337,938
Total Investments (Cost $166,601,762)		157,026,898
Liabilities in Excess of Other Assets, net - (17.2)%		(22,993,170)
NET ASSETS - 100.0%		$134,033,728

See Notes to Schedules of Investments and Notes to Financial Statements.
68	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2024
Other Information:
Centrally Cleared Credit Default Swaps:
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$7,200	1.00%/ Quarterly	06/20/29	$(161,679)	$(134,132)	$(27,547)
The Fund had the following long futures contracts open at December 31, 2024:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	March 2025	16	$2,008,656	$1,902,380	$(106,276)
U.S. Long Bond Futures	March 2025	5	591,416	569,219	(22,197)
2 Yr. U.S. Treasury Notes Futures	March 2025	15	3,087,519	3,084,141	(3,378)
5 Yr. U.S. Treasury Notes Futures	March 2025	240	25,737,348	25,513,125	(224,223)
10 Yr. U.S. Treasury Notes Futures	March 2025	3	325,692	326,250	558
10 Yr. U.S. Treasury Ultra Futures	March 2025	25	2,824,342	2,782,812	(41,530)
					$(397,046)
During the year ended December 31, 2024, the average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$37,559,450	$5,816,353	$4,863,909
Notes to Schedule of Investments – December 31, 2024
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At December 31, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Step coupon bond.

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	69

Elfun Income Fund
Schedule of Investments, continued — December 31, 2024
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to $7,098,066 or 5.30% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2024.
*	Less than 0.05%.
Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$37,571,546	$—	$37,571,546
Agency Mortgage Backed	—	39,183,767	—	39,183,767
Agency Collateralized Mortgage Obligations	—	1,134,489	—	1,134,489
Asset Backed	—	34,551	—	34,551
Corporate Notes	—	44,258,473	—	44,258,473
Non-Agency Collateralized Mortgage Obligations	—	8,076,438	—	8,076,438
Sovereign Bonds	—	1,243,564	—	1,243,564
Municipal Bonds and Notes	—	186,132	—	186,132
Short-Term Investments	25,337,938	—	—	25,337,938
Total Investments in Securities	$25,337,938	$131,688,960	$—	$157,026,898
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	$—	$(27,547)	$—	$(27,547)
Long Futures Contracts - Unrealized Appreciation	558	—	—	558
Long Futures Contracts - Unrealized Depreciation	(397,604)	—	—	(397,604)
Total Other Financial Instruments	$(397,046)	$(27,547)	$—	$(424,593)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	20,710,832	$20,710,832	$66,388,133	$61,761,027	$—	$—	25,337,938	$25,337,938	$1,215,450
See Notes to Schedules of Investments and Notes to Financial Statements.
70	Elfun Income Fund

Elfun Government Money Market Fund
Schedule of Investments — December 31, 2024
	Principal Amount	Fair Value
Short-Term Investments - 100.6% †
U.S. Treasuries - 46.9%
U.S. Treasury Bills
3.80% 10/02/25 (a)	$390,000	$378,498
4.14% 07/03/25 (a)	1,000,000	979,095
4.16% 06/20/25 (a)	1,570,000	1,539,291
4.20% 06/12/25 (a)	690,000	677,036
4.22% 04/22/25 (a)	2,000,000	1,974,211
4.23% 04/15/25 (a)	1,360,000	1,343,515
4.24% 04/03/25 (a)	2,080,000	2,057,770
4.24% 04/29/25 (a)	2,000,000	1,972,488
4.26% 03/27/25 (a)	1,250,000	1,237,522
4.26% 05/08/25 (a)	710,000	699,414
4.27% 04/17/25 (a)	1,110,000	1,096,175
4.31% 04/24/25 (a)	1,200,000	1,183,904
4.31% 05/15/25 - 05/22/25 (a)	2,020,000	1,986,726
4.31% 06/05/25 (a)	1,690,000	1,658,937
4.32% 04/08/25 (a)	1,400,000	1,383,886
4.33% 04/10/25 (a)	1,450,000	1,432,913
4.34% 05/01/25 (a)	1,420,000	1,399,649
4.34% 05/29/25 (a)	1,460,000	1,434,183
4.37% 03/18/25 (a)	810,000	802,598
4.37% 04/01/25 (a)	1,200,000	1,186,989
4.39% 03/06/25 (a)	310,000	307,614
4.40% 03/11/25 (a)	740,000	733,843
4.42% 02/04/25 (a)	2,070,000	2,061,623
4.42% 02/18/25 (a)	980,000	974,344
4.42% 02/27/25 (a)	420,000	417,114
4.43% 01/28/25 - 03/04/25 (a)	4,530,000	4,508,260
4.43% 02/13/25 (a)	790,000	785,923
4.45% 02/25/25 (a)	3,410,000	3,387,798
4.51% 01/02/25 (a)	1,010,000	1,010,000
4.54% 03/13/25 (a)	2,050,000	2,032,242
4.66% 01/21/25 (a)	1,410,000	1,406,535
4.72% 01/14/25 (a)	1,430,000	1,427,751
4.77% 01/07/25 (a)	720,000	719,523
4.78% 02/20/25 (a)	1,080,000	1,072,986
4.80% 03/20/25 (a)	515,000	510,227
4.94% 01/30/25 (a)	1,920,000	1,913,118
4.99% 01/16/25 (a)	2,400,000	2,395,600
4.99% 01/23/25 (a)	2,220,000	2,213,873
5.08% 01/09/25 (a)	2,880,000	2,877,292
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.15%
4.43% 04/30/26 (b)	1,100,000	1,099,981
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.17%
4.45% 10/31/25 (b)	430,000	429,719
	Principal Amount	Fair Value
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.18%
4.46% 07/31/26 (b)	$2,080,000	$2,077,597
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.21%
4.48% 10/31/26 (b)	2,100,000	2,100,835
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.25%
4.52% 01/31/26 (b)	634,000	634,059
U.S. Treasury Notes
4.31% 10/31/25	110,000	106,418
4.33% 10/31/25	100,000	100,535
4.44% 07/31/25	1,623,000	1,590,176
4.50% 02/28/25	50,000	50,006
5.02% 07/15/25	340,000	336,476
5.05% 06/30/25	170,000	169,658
5.23% 05/15/25	520,000	514,951
5.24% 04/30/25	220,000	219,063
5.25% 04/30/25	140,000	138,966
		66,748,906
U.S. Government Agency Obligations - 12.4%
Federal Farm Credit Banks Funding Corp. (4.50% fixed rate until 01/16/26; 0.13% + SOFR thereafter)
4.50% 07/16/26 (b)	300,000	300,000
Federal Farm Credit Banks Funding Corp. (4.51% fixed rate until 09/04/25; 0.14% + SOFR thereafter)
4.51% 03/04/26 (b)	200,000	200,040
Federal Farm Credit Banks Funding Corp. Fed Funds Rate + 0.18%
4.51% 11/02/26 (b)	100,000	100,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.10%
4.47% 04/01/26 (b)	1,500,000	1,500,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.11%
4.48% 03/18/26 (b)	300,000	299,968
Federal Farm Credit Banks Funding Corp. SOFR + 0.12%
4.49% 01/27/26 (b)	385,000	385,000
4.49% 04/08/26 (b)	20,000	20,000

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Government Money Market Fund	71

Elfun Government Money Market Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Federal Farm Credit Banks Funding Corp. SOFR + 0.13%
4.50% 07/09/26 - 09/08/26 (b)	$300,000	$300,000
Federal Farm Credit Banks Funding Corp. SOFR + 0.14%
4.51% 09/04/26 - 11/25/26 (b)	774,000	774,000
Federal Farm Credit Discount Notes
4.55% 01/09/25 (a)	300,000	299,735
5.02% 01/15/25 (a)	100,000	99,819
5.10% 01/13/25 (a)	40,000	39,938
Federal Home Loan Bank Discount Notes
4.23% 05/19/25 (a)	100,000	98,390
4.24% 03/28/25 (a)	700,000	692,992
4.25% 05/05/25 (a)	200,000	197,096
4.31% 04/01/25 (a)	200,000	197,869
4.34% 04/04/25 (a)	100,000	98,891
4.38% 03/07/25 (a)	200,000	198,440
4.45% 02/14/25 (a)	300,000	298,405
4.65% 02/03/25 (a)	500,000	497,933
4.76% 02/10/25 (a)	500,000	497,422
5.10% 01/13/25 (a)	100,000	99,844
Federal Home Loan Banks
4.86% 03/03/25	1,100,000	1,099,576
5.26% 04/14/25	240,000	236,925
5.31% 05/12/25	600,000	600,000
Federal Home Loan Banks SOFR + 0.04%
4.41% 03/14/25 (b)	1,000,000	1,000,000
Federal Home Loan Banks SOFR + 0.09%
4.46% 08/15/25 (b)	430,000	430,000
Federal Home Loan Banks SOFR + 0.10%
4.47% 03/19/26 (b)	100,000	100,000
Federal Home Loan Banks SOFR + 0.11%
4.48% 04/10/26 - 04/15/26 (b)	600,000	600,000
Federal Home Loan Banks SOFR + 0.13%
4.50% 01/27/25 - 02/13/26 (b)	1,250,000	1,250,000
Federal Home Loan Banks SOFR + 0.16%
4.53% 07/14/25 (b)	645,000	645,314
	Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. SOFR + 0.11%
4.48% 03/05/26 - 05/07/26 (b)	$800,000	$800,000
Federal Home Loan Mortgage Corp. SOFR + 0.12%
4.49% 04/02/26 (b)	400,000	400,018
Federal Home Loan Mortgage Corp. SOFR + 0.14%
4.51% 09/04/26 - 10/16/26 (b)	1,400,000	1,400,000
Federal National Mortgage Association
5.26% 04/22/25	100,000	98,656
Federal National Mortgage Association SOFR + 0.12%
4.49% 07/29/26 (b)	300,000	299,982
Federal National Mortgage Association SOFR + 0.14%
4.51% 08/21/26 (b)	600,000	600,000
4.51% 09/11/26 - 12/11/26 (b)	800,000	799,998
		17,556,251
Repurchase Agreements - 41.3%
BNP Paribas Securities Corp. U.S. Treasury Repo 4.46% dated 12/31/24, to be repurchased $10,000,000 on 01/02/2025, Collateralized by $10,150,095 U.S. Government Obligation 2.240% to 7.308% Maturing from 11/01/2028 - 11/01/2054, Collateralized by $49,905 U.S. Treasury Strips 0.000% Maturing from 02/15/2027 - 08/15/2043 01/02/25	10,000,000	10,000,000
Citigroup Global Markets, Inc. U.S. Treasury Repo 4.45% dated 12/31/24, to be repurchased $10,000,000 on 01/02/2025, Collateralized by $10,200,083 U.S. Treasury Note 0.500% Maturing on 03/31/2025 01/02/25	10,000,000	10,000,000

See Notes to Schedules of Investments and Notes to Financial Statements.
72	Elfun Government Money Market Fund

Elfun Government Money Market Fund
Schedule of Investments, continued — December 31, 2024
	Principal Amount	Fair Value
Goldman Sachs & Co. U.S. Treasury Repo 4.46% dated 12/31/24, to be repurchased $10,000,000 on 01/02/2025, Collateralized by $3,592,877 U.S. Government Obligation 5.000% to 5.500% Maturing from 11/20/2045 - 11/20/2054, Collateralized by $6,607,123 U.S. Treasury Strip 0.000% Maturing on 02/15/2026 01/02/25	$10,000,000	$10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo 4.45% dated 12/31/24, to be repurchased $8,731,000 on 01/02/2025, Collateralized by $1,513, U.S. Treasury Inflation Index Bond 2.500%, Maturing on 01/15/2029, Collateralized by $1,318,885, U.S. Treasury Inflation Index Note 2.125%, Maturing on 04/15/2029, Collateralized by $702, U.S. Treasury Notes 1.500% to 2.875%, Maturing from 02/15/2030 - 05/15/2032, Collateralized by $7,584,520, U.S. Treasury Strips 0.000%, Maturing from 05/15/2026 - 02/15/2028 01/02/25	8,731,000	8,731,000
	Principal Amount	Fair Value
Mitsubishi UFJ U.S. Treasury Repo 4.46% dated 12/31/24, to be repurchased $10,000,000 on 01/02/2025, Collateralized by $7,537,032 U.S. Government Obligation 1.500% to 6.500% Maturing from 01/01/2036 - 12/20/2054, Collateralized by $34,540 U.S. Treasury Bond 4.125% Maturing on 08/15/2044, Collateralized by $190 U.S. Treasury Inflation Index Bond, 0.875% Maturing on 02/15/2047, Collateralized by $1,642,933 U.S. Treasury Inflation Index Notes 0.125% to 1.625% Maturing from 10/15/2026 - 10/15/2027, Collateralized by $985,396 U.S. Treasury Notes 0.500% to 4.446% Maturing from 10/31/2025 - 01/31/2030
01/02/25	$10,000,000	$10,000,000
Standard Chartered U.S. Treasury Repo 4.45% dated 12/31/24, to be repurchased $10,000,000 on 01/02/2025, Collateralized by $3,137,594 U.S. Government Obligation 2.000% to 6.500% Maturing from 11/01/2029 - 07/01/2054, Collateralized by $73,257 U.S. Treasury Inflation Index Notes 0.125% to 0.625% Maturing from 01/15/2026 - 01/15/2030, Collateralized by $6,989,217 U.S. Treasury Notes 0.500% to 4.500%, Maturing from 02/28/2026 - 12/31/2030 01/02/25	10,000,000	10,000,000
		58,731,000
Total Short-Term Investments (Cost $143,036,157)		143,036,157
Liabilities in Excess of Other Assets, net - (0.6)%		(840,270)
NET ASSETS - 100.0%		$142,195,887

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Government Money Market Fund	73

Elfun Government Money Market Fund
Schedule of Investments, continued — December 31, 2024
Notes to Schedule of Investments – December 31, 2024
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Coupon amount represents effective yield.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
†	Percentages are based on net assets as of December 31, 2024.
Abbreviations:
SOFR - Secured Overnight Financing Rate

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$66,748,906	$—	$66,748,906
U.S. Government Agency Obligations	—	17,556,251	—	17,556,251
Repurchase Agreements	—	58,731,000	—	58,731,000
Total Investments in Securities	$—	$143,036,157	$—	$143,036,157
See Notes to Schedules of Investments and Notes to Financial Statements.
74	Elfun Government Money Market Fund

Elfun International Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date					1/1/88
Net asset value, beginning of period	$24.75	$20.97	$26.73	$26.53	$23.69
Income/(loss) from investment operations:
Net investment income(a)	0.49	0.46	0.56	0.83	0.29
Net realized and unrealized gains/(losses) on investments	0.36	3.80	(4.86)	1.57	2.86
Total income/(loss) from investment operations	0.85	4.26	(4.30)	2.40	3.15
Less distributions from:
Net investment income	(0.41)	(0.48)	(0.55)	(0.86)	(0.31)
Net realized gains	(1.18)	—	(0.91)	(1.34)	—
Total distributions	(1.59)	(0.48)	(1.46)	(2.20)	(0.31)
Net asset value, end of period	$24.01	$24.75	$20.97	$26.73	$26.53
Total Return(b)	3.39%	20.35%	(16.11)%	9.05%	13.31%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$168,329	$173,754	$153,897	$204,799	$201,200
Ratios to average net assets:
Gross expenses	0.38%	0.44%	0.44%	0.37%	0.40%
Net investment income	1.88%	1.99%	2.46%	2.93%	1.31%
Portfolio turnover rate	12%	9%	16%	17%	20%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	75

Elfun Trusts
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date					5/27/35
Net asset value, beginning of period	$76.56	$58.58	$79.73	$71.55	$62.16
Income/(loss) from investment operations:
Net investment income(a)	0.86	0.80	0.72	0.72	0.64
Net realized and unrealized gains/(losses) on investments	19.98	19.40	(16.59)	16.72	14.90
Total income/(loss) from investment operations	20.84	20.20	(15.87)	17.44	15.54
Less distributions from:
Net investment income	(0.89)	(0.82)	(0.75)	(0.74)	(0.69)
Net realized gains	(8.31)	(1.40)	(4.53)	(8.52)	(5.46)
Total distributions	(9.20)	(2.22)	(5.28)	(9.26)	(6.15)
Net asset value, end of period	$88.20	$76.56	$58.58	$79.73	$71.55
Total Return(b)	27.04%	34.49%	(19.87)%	24.28%	25.07%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$4,281,764	$3,636,415	$2,912,901	$3,965,156	$3,419,765
Ratios to average net assets:
Net expenses	0.17%	0.18%	0.18%	0.18%	0.18%
Gross expenses	0.17%	0.18%	0.18%	0.18%	0.18%
Net investment income	0.96%	1.18%	1.03%	0.89%	0.99%
Portfolio turnover rate	25%	22%	29%	26%	25%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
76	Financial Highlights

Elfun Diversified Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date					1/1/88
Net asset value, beginning of period	$19.27	$17.02	$21.68	$20.97	$19.54
Income/(loss) from investment operations:
Net investment income(a)	0.50	0.45	0.35	0.34	0.37
Net realized and unrealized gains/(losses) on investments	1.74	2.29	(3.67)	2.08	2.02
Total income/(loss) from investment operations	2.24	2.74	(3.32)	2.42	2.39
Less distributions from:
Net investment income	(0.60)	(0.41)	(0.42)	(0.42)	(0.38)
Net realized gains	(0.69)	(0.08)	(0.92)	(1.29)	(0.58)
Total distributions	(1.29)	(0.49)	(1.34)	(1.71)	(0.96)
Net asset value, end of period	$20.22	$19.27	$17.02	$21.68	$20.97
Total Return(b)	11.58%	16.13%	(15.31)%	11.56%	12.23%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$177,562	$176,538	$166,006	$211,716	$205,144
Ratios to average net assets:
Net expenses	0.32%	0.32%	0.33%	0.30%	0.31%
Gross expenses	0.33%	0.34%	0.34%	0.30%	0.31%
Net investment income	2.44%	2.47%	1.83%	1.53%	1.88%
Portfolio turnover rate	27%(c)	45%(c)	49%(c)	41%(c)	56%(c)
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(c)	The portfolio turnover calculated for the fiscal years ended 12/31/24, 12/31/23, 12/31/22, 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 96%, 125%, 116%, 90% and 136%, respectively.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	77

Elfun Tax-Exempt Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date					1/1/80
Net asset value, beginning of period	$10.26	$10.13	$11.47	$11.67	$11.54
Income/(loss) from investment operations:
Net investment income(a)	0.37	0.34	0.31	0.31	0.37
Net realized and unrealized gains/(losses) on investments	(0.25)	0.18	(1.28)	(0.14)	0.17
Total income/(loss) from investment operations	0.12	0.52	(0.97)	0.17	0.54
Contribution from affiliate (Note 5)	—	0.00(b)	—	—	—
Less distributions from:
Net investment income	(0.40)	(0.39)	(0.37)	(0.37)	(0.41)
Net asset value, end of period	$9.98	$10.26	$10.13	$11.47	$11.67
Total Return(c)	1.18%	5.31%	(8.44)%	1.44%	4.77%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$899,092	$1,009,908	$1,047,236	$1,250,501	$1,341,617
Ratios to average net assets:
Gross expenses	0.21%	0.21%	0.21%	0.21%	0.21%
Net investment income	3.63%	3.37%	2.96%	2.65%	3.24%
Portfolio turnover rate	40%	79%	43%	42%	41%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
78	Financial Highlights

Elfun Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date					12/31/84
Net asset value, beginning of period	$9.85	$9.68	$11.67	$12.25	$11.74
Income/(loss) from investment operations:
Net investment income(a)	0.37	0.34	0.25	0.24	0.29
Net realized and unrealized gains/(losses) on investments	(0.35)	0.19	(1.80)	(0.38)	0.63
Total income/(loss) from investment operations	0.02	0.53	(1.55)	(0.14)	0.92
Less distributions from:
Net investment income	(0.38)	(0.36)	(0.27)	(0.27)	(0.34)
Net realized gains	—	—	(0.17)	(0.17)	(0.07)
Total distributions	(0.38)	(0.36)	(0.44)	(0.44)	(0.41)
Net asset value, end of period	$9.49	$9.85	$9.68	$11.67	$12.25
Total Return(b)	0.26%	5.78%	(13.47)%	(1.19)%	8.03%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$134,034	$146,043	$160,286	$218,824	$244,329
Ratios to average net assets:
Net expenses	0.35%	0.33%	0.32%	0.29%	0.27%
Gross expenses	0.36%	0.34%	0.32%	0.29%	0.27%
Net investment income	3.85%	3.51%	2.41%	2.03%	2.44%
Portfolio turnover rate	48%(c)	53%(c)	40%(c)	71%(c)	108%(c)
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	The portfolio turnover calculated for the fiscal years ended 12/31/24, 12/31/23, 12/31/22, 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 233%, 268%,187%, 184% and 255%, respectively.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	79

Elfun Government Money Market Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Inception date					6/13/90
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(loss) from investment operations:
Net investment income(a)	0.05	0.05	0.01	—	0.00(b)
Total income from investment operations	0.05	0.05	0.01	—	0.00(b)
Less distributions from:
Net investment income	(0.05)	(0.05)	(0.01)	—	(0.00)(b)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c)	5.09%	4.89%	1.45%	—%	0.32%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$142,196	$147,062	$159,127	$142,430	$153,251
Ratios to average net assets:
Net expenses	0.26%	0.26%	0.24%	0.09%	0.19%
Gross expenses	0.26%	0.26%	0.27%	0.26%	0.25%
Net investment income	4.97%	4.77%	1.50%	—%	0.30%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
80	Financial Highlights

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Elfun Funds
Statements of Assets and Liabilities — December 31, 2024
	Elfun International Equity Fund	Elfun Trusts
Assets
Investments in unaffiliated securities, at fair value (cost $116,621,395; $1,752,829,133; $99,474,560; $888,489,603; $141,263,824 and $0, respectively)	$165,525,949	$4,236,407,998
Short-term investments, at fair value (cost $0; $0; $0; $0; $0 and $84,305,157, respectively)	—	—
Investments in affiliated securities, at fair value (cost $2,619,431; $25,605,200; $52,768,404; $2,198,910; $25,337,938 and $0, respectively)	2,619,431	25,605,200
Repurchase agreements	—	—
Cash	—	—
Net cash collateral on deposit with broker for future contracts	9,600	—
Net cash collateral on deposit with broker for swap contracts	—	—
Foreign currency (cost $4,101, $0, $32,020, $0, $0 and $0, respectively)	4,099	—
Receivable for investments sold	—	27,612,094
Income receivables	415,379	1,657,720
Receivable for fund shares sold	619	223,339
Income receivable from affiliated investments	17,776	317,822
Receivable for accumulated variation margin on futures contracts	2,260	—
Prepaid expenses and other assets	415	9,745
Total assets	168,595,528	4,291,833,918
Liabilities
Distribution payable to shareholders	—	—
Payable for investments purchased	—	8,585,268
Payable for fund shares redeemed	66,936	551,228
Payable for accumulated variation margin on swap contracts	—	—
Payable for accumulated variation margin on futures contracts	—	—
Payable to the Adviser	25,251	509,045
Payable for custody, fund accounting and sub-administration fees	21,427	184,814
Accrued other expenses	152,635	239,283
Total liabilities	266,249	10,069,638

Net Assets	$168,329,279	$4,281,764,280
Net Assets Consist of:
Capital paid in	$122,182,091	$1,724,180,789
Total distributable earnings (loss)	46,147,188	2,557,583,491
Net Assets	$168,329,279	$4,281,764,280
Shares outstanding (Par value $10; $10; $10; $10; $10; and $1, respectively; unlimited shares authorized)	7,011,683	48,547,486
Net asset value, offering and redemption price per share	$24.01	$88.20
The accompanying Notes are an integral part of these financial statements.
82	Statements of Assets and Liabilities

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$131,041,806	$889,483,252	$131,688,960	$—
—	—	—	84,305,157
57,245,265	2,198,910	25,337,938	—
—	—	—	58,731,000
18,725	—	21,197	495
176,375	—	709,785	—
62,110	—	162,615	—
34,521	—	—	—
1,439,648	—	2,622,933	—
469,200	11,776,709	976,836	—
106	39,253	24	190,065
61,607	18,608	82,303	191,673
—	—	—	—
417	2,224	327	324
190,549,780	903,518,956	161,602,918	143,418,714

—	848,549	104,656	45,847
12,576,402	2,955,248	26,679,764	979,095
51,886	339,831	108,577	105,870
62,669	—	164,079	—
157,799	—	396,351	—
24,656	122,844	19,463	11,598
25,789	43,027	15,616	22,303
88,796	117,331	80,684	58,114
12,987,997	4,426,830	27,569,190	1,222,827

$177,561,783	$899,092,126	$134,033,728	$142,195,887

$143,674,789	$1,019,172,209	$167,919,854	$142,195,268
33,886,994	(120,080,083)	(33,886,126)	619
$177,561,783	$899,092,126	$134,033,728	$142,195,887
8,780,550	90,071,052	14,123,950	142,195,248
$20.22	$9.98	$9.49	$1.00
The accompanying Notes are an integral part of these financial statements.
Statements of Assets and Liabilities	83

Elfun Funds
Statements of Operations — For the year ended December 31, 2024
	Elfun International Equity Fund	Elfun Trusts
Investment Income
Income
Dividend	$4,175,424	$43,993,150
Interest	1,334	—
Income from affiliated investments	177,821	3,084,325
Less: Foreign taxes withheld	(324,306)	(53,993)
Total income	4,030,273	47,023,482
Expenses
Advisory and administration fees	373,702	5,796,829
Blue Sky fees	30,801	34,220
Transfer agent fees	120,128	594,939
Trustees' fees	22,080	45,163
Custody, fund accounting and sub-administration fees	63,217	537,234
Professional fees	36,489	58,094
Printing and shareholder reports	11,338	67,950
Registration fees	—	2,069
Other expenses	20,161	76,120
Total expenses before waivers	677,916	7,212,618
Fees waived and/or reimbursed by the adviser	—	—
Net expenses	677,916	7,212,618
Net investment income	$3,352,357	$39,810,864
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$6,955,134	$419,087,846
Affiliated investments	—	—
Futures	(232,117)	—
Swap contracts	—	—
Foreign currency transactions	(25,757)	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(3,905,416)	503,622,555
Affiliated investments	—	—
Futures	(18,760)	—
Swap contracts	—	—
Foreign currency translations	(36,921)	—
Net realized and unrealized gain (loss) on investments	2,736,163	922,710,401
Net Increase in Net Assets Resulting from Operations	$6,088,520	$962,521,265
The accompanying Notes are an integral part of these financial statements.
84	Statements of Operations

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$1,189,538	$—	$—	$4,727
1,888,504	36,477,363	4,753,831	7,425,184
1,867,557	520,346	1,215,450	—
(262)	—	—	—
4,945,337	36,997,709	5,969,281	7,429,911

305,594	1,542,341	242,139	142,056
30,341	32,752	30,168	31,962
103,802	215,452	110,133	78,074
22,094	27,079	21,889	21,900
76,946	144,016	53,462	67,206
45,207	42,540	37,548	24,816
2,037	14,585	2,153	494
—	616	—	—
9,220	20,795	8,664	1,975
595,241	2,040,176	506,156	368,483
(25,346)	—	(14,528)	—
569,895	2,040,176	491,628	368,483
$4,375,442	$34,957,533	$5,477,653	$7,061,428

$5,214,400	$(690,313)	$(1,677,735)	$272
2,029,290	—	—	—
49,335	—	(112,713)	—
64,557	—	181,274	—
—	—	—	—

9,804,734	(22,718,200)	(1,348,719)	—
(1,096,686)	—	—	—
(646,674)	—	(1,786,037)	—
(82,962)	—	(229,638)	—
(2,649)	—	—	—
15,333,345	(23,408,513)	(4,973,568)	272
$19,708,787	$11,549,020	$504,085	$7,061,700
The accompanying Notes are an integral part of these financial statements.
Statements of Operations	85

Elfun Funds
Statements of Changes in Net Assets
	Elfun International Equity Fund		Elfun Trusts
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$3,352,357	$3,280,655	$39,810,864	$38,520,323
Net realized gain (loss) on investments, futures, swap contracts and foreign currency transactions	6,697,260	694,246	419,087,846	66,873,485
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures, swap contracts and foreign currency translations	(3,961,097)	26,402,462	503,622,555	864,081,688
Net increase (decrease) from operations	6,088,520	30,377,363	962,521,265	969,475,496
Distributions to shareholders:
Total distributions	(10,557,447)	(3,335,403)	(412,538,777)	(103,313,728)
Increase (decrease) in assets from operations and distributions	(4,468,927)	27,041,960	549,982,488	866,161,768
Share transactions:
Proceeds from sale of shares	747,754	1,123,363	61,546,234	29,812,242
Value of distributions reinvested	9,055,979	2,845,714	334,638,035	83,869,293
Cost of shares redeemed	(10,759,561)	(11,153,754)	(300,817,070)	(256,330,188)
Net increase (decrease) from share transactions	(955,828)	(7,184,677)	95,367,199	(142,648,653)
Contribution from affiliate (Note 5)	—	—	—	—
Total increase (decrease) in net assets	(5,424,755)	19,857,283	645,349,687	723,513,115
Net Assets
Beginning of year	173,754,034	153,896,751	3,636,414,593	2,912,901,478
End of year	$168,329,279	$173,754,034	$4,281,764,280	$3,636,414,593
Changes in Fund Shares
Shares sold	29,019	48,534	682,781	431,748
Issued for distributions reinvested	374,678	116,342	3,738,550	1,095,731
Shares redeemed	(413,317)	(481,778)	(3,370,924)	(3,752,164)
Net increase (decrease) in fund shares	(9,620)	(316,902)	1,050,407	(2,224,685)
The accompanying Notes are an integral part of these financial statements.
86	Statements of Changes in Net Assets

Elfun Diversified Fund		Elfun Tax-Exempt Income Fund
Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023

$4,375,442	$4,263,218	$34,957,533	$34,460,274
7,357,582	(16,623)	(690,313)	(22,004,512)
7,975,763	21,358,866	(22,718,200)	39,230,213
19,708,787	25,605,461	11,549,020	51,685,975

(10,737,322)	(4,450,469)	(37,990,494)	(39,868,126)
8,971,465	21,154,992	(26,441,474)	11,817,849

2,647,115	3,675,600	21,755,107	17,516,652
9,508,613	3,924,811	27,365,381	28,676,526
(20,103,531)	(18,223,226)	(133,494,479)	(95,357,812)
(7,947,803)	(10,622,815)	(84,373,991)	(49,164,634)
—	—	—	17,942
1,023,662	10,532,177	(110,815,465)	(37,328,843)

176,538,121	166,005,944	1,009,907,591	1,047,236,434
$177,561,783	$176,538,121	$899,092,126	$1,009,907,591

129,277	200,733	2,152,242	1,723,651
467,254	204,524	2,714,009	2,844,784
(978,412)	(993,874)	(13,224,428)	(9,471,668)
(381,881)	(588,617)	(8,358,177)	(4,903,233)
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	87

Elfun Funds
Statements of Changes in Net Assets
	Elfun Income Fund		Elfun Government Money Market Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$5,477,653	$5,332,780	$7,061,428	$7,151,168
Net realized gain (loss) on investments, futures and swap contracts	(1,609,174)	(8,327,799)	272	28
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	(3,364,394)	11,185,860	—	—
Net increase (decrease) from operations	504,085	8,190,841	7,061,700	7,151,196
Distributions to shareholders:
Total distributions	(5,673,412)	(5,736,339)	(7,061,113)	(7,151,430)
Increase (decrease) in assets from operations and distributions	(5,169,327)	2,454,502	587	(234)
Share transactions:
Proceeds from sale of shares	16,020,019	3,850,491	43,556,772	49,228,579
Value of distributions reinvested	4,555,921	4,551,271	6,685,196	6,813,329
Cost of shares redeemed	(27,415,988)	(25,099,421)	(55,108,250)	(68,107,558)
Net increase (decrease) from share transactions	(6,840,048)	(16,697,659)	(4,866,282)	(12,065,650)
Total increase (decrease) in net assets	(12,009,375)	(14,243,157)	(4,865,695)	(12,065,884)
Net Assets
Beginning of year	146,043,103	160,286,260	147,061,582	159,127,466
End of year	$134,033,728	$146,043,103	$142,195,887	$147,061,582
Changes in Fund Shares
Shares sold	1,657,470	402,137	43,556,772	49,228,578
Issued for distributions reinvested	472,720	472,181	6,685,196	6,813,329
Shares redeemed	(2,836,208)	(2,610,193)	(55,108,250)	(68,107,558)
Net increase (decrease) in fund shares	(706,018)	(1,735,875)	(4,866,282)	(12,065,651)
The accompanying Notes are an integral part of these financial statements.
88	Statements of Changes in Net Assets

Elfun Funds
Notes to Financial Statements — December 31, 2024
1.Organization of the Funds
The Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.
Under each Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2.Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair
Notes to Financial Statements	89

Elfun Funds
Notes to Financial Statements, continued — December 31, 2024 valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
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•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2024 is disclosed in each Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Certain Funds may invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or the Adviser’s estimates of such re-designations for which actual information has not yet been reported.
Expenses Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not Fund specific are allocated pro rata across the Funds.
Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Distributions Distributions from net investment income, if any, are declared daily and paid monthly for the Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund and declared and paid annually for the Eflun International Equity Fund, Elfun Trusts and Elfun Diversified Income Fund.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
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4.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period, the Elfun Diversified Fund and Elfun Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the applicable Fund’s Schedule of Investments. A Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, a Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions Certain Funds may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
A Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll”. In a TBA roll, a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Repurchase Agreements Certain Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s the principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2024, the Elfun Government Money Market Fund had invested in repurchase agreements with the gross values of $ 58,731,000 and associated collateral equal to $59,905,862.
5.Derivative Financial Instruments
Futures Contracts Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made
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or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
During the fiscal year ended December 31, 2024, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
Elfun International Equity Fund	Equitization of Cash
Elfun Diversified Fund	Management of Interest Rate Risk and Equitization of Cash
Elfun Income Fund	Management of Interest Rate Risk
Credit Default Swaps During the fiscal year ended December 31, 2024, the Elfun Diversified Fund and Elfun Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation.
As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a
Notes to Financial Statements	93

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Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
The following tables summarize the value of the Funds’ derivative instruments as of December 31, 2024 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$2,260	$—	$2,260

Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun Diversified Fund
Futures Contracts	$178,719	$—	$—	$(20,920)	$—	$157,799
Swap Contracts	—	—	62,669	—	—	62,669
Elfun Income Fund
Futures Contracts	$396,351	$—	$—	$—	$—	$396,351
Swap Contracts	—	—	164,079	—	—	164,079

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	(232,117)	$—	$(232,117)
Elfun Diversified Fund
Futures Contracts	$(75,318)	$—	$—	$124,653	$—	$49,335
Swap Contracts	—	—	64,557	—	—	64,557
Elfun Income Fund
Futures Contracts	$(112,713)	$—	$—	$—	$—	$(112,713)
Swap Contracts	—	—	181,274	—	—	181,274

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$(18,760)	$—	$(18,760)
Elfun Diversified Fund
Futures Contracts	$(607,902)	$—	$—	$(38,772)	$—	$(646,674)
Swap Contracts	—	—	(82,962)	—	—	(82,962)
Elfun Income Fund
Futures Contracts	$(1,786,037)	$—	$—	$$—	$—	$(1,786,037)
Swap Contracts	—	—	(229,638)	—	—	(229,638)
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6.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Management Fee
Elfun International Equity Fund	0.21%
Elfun Trusts	0.14%
Elfun Diversified Fund	0.17%
Elfun Tax-Exempt Income Fund	0.16%
Elfun Income Fund	0.17%
Elfun Government Money Market Fund	0.10%
SSGA FM is contractually obligated until April 30, 2025 to waive its Management Fee and/or reimburse certain expenses for the Elfun Diversified Fund and Elfun Income Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from each Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to April 30, 2025 except with approval of the Board.
Amounts waived or reimbursed are included in the respective Statement of Operations.
Each of the Adviser and certain of its affiliates (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Elfun Government Money Market Fund to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Elfun Government Money Market Fund has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Elfun Government Money Market Fund. A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Elfun Government Money Market Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Elfun Government Money Market Fund will be able to avoid a negative yield. Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the year ended December 31, 2024 were $0.
As of December 31, 2024, SSGA FM has not recouped any expenses from the Elfun Government Money Market Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2025	$43,973
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statements of Operations.
Other Transactions with Affiliates The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2024 are disclosed in the Schedules of Investments.
During the fiscal year ended December 31, 2023, SSGA FM made a contribution of $17,942 to the Elfun Tax-Exempt Income Fund related to a trading matter.
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7.Trustees' Fees
The fees and expenses of each Fund’s trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the year ended December 31, 2024 were as follows:
	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Elfun International Equity Fund	$—	$—	$20,929,712	$29,368,535
Elfun Trusts	—	—	1,001,130,194	1,275,673,381
Elfun Diversified Fund	18,861,285	17,281,970	24,809,901	49,909,825
Elfun Tax-Exempt Income Fund	—	—	377,978,638	469,522,285
Elfun Income Fund	38,791,098	40,485,238	17,707,300	23,633,944
9.Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to the federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM analyzed the Funds' tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, paydown gains and losses, futures contracts, swap contracts, foreign currency gains and losses, straddle loss deferrals, REITs, return of capital adjustments, wash sale loss deferrals, and amortization and accretion of premium and discount for financial statement purposes.
The tax character of distributions paid during the fiscal year ended December 31, 2024 were as follows:
Fund	Exempt Income	Ordinary Income	Long-Term Capital Gains	Total
Elfun International Equity Fund	$—	$2,749,198	$7,808,249	$10,557,447
Elfun Trusts	—	81,274,288	331,264,489	412,538,777
Elfun Diversified Fund	—	5,279,393	5,457,929	10,737,322
Elfun Tax-Exempt Income Fund	37,302,983	687,511	—	37,990,494
Elfun Income Fund	—	5,673,412	—	5,673,412
Elfun Government Money Market Fund	—	7,061,105	8	7,061,113
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The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:
Fund	Exempt Income	Ordinary Income	Long-Term Capital Gains	Total
Elfun International Equity Fund	$—	$3,335,403	$—	$3,335,403
Elfun Trusts	—	56,486,542	46,827,186	103,313,728
Elfun Diversified Fund	—	3,740,490	709,979	4,450,469
Elfun Tax-Exempt Income Fund	39,197,233	670,893	—	39,868,126
Elfun Income Fund	—	5,736,339	—	5,736,339
Elfun Government Money Market Fund	—	7,151,430	—	7,151,430
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
Elfun International Equity Fund	$635,636	$—	$—	$—	$47,645,901	$(2,134,349)	$46,147,188
Elfun Trusts	1,268,844	—	—	81,531,514	2,474,783,133	—	2,557,583,491
Elfun Diversified Fund	—	—	—	751,493	33,135,501	—	33,886,994
Elfun Tax-Exempt Income Fund	—	61,597	(115,846,287)	—	(4,295,393)	—	(120,080,083)
Elfun Income Fund	1,200	—	(23,872,880)	—	(10,014,446)	—	(33,886,126)
Elfun Government Money Market Fund	619	—	—	—	—	—	619
As of December 31, 2024, the Funds had capital loss carryforwards available to offset future realized capital gains as follows:
Fund	Non-Expiring Short Term	Non-Expiring Long Term
Elfun Tax-Exempt Income Fund	$(47,563,779)	$(68,282,508)
Elfun Income Fund	(7,621,924)	(16,250,956)
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As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Elfun International Equity Fund	$120,488,597	$54,451,402	$6,792,368	$47,659,034
Elfun Trusts	1,787,230,065	2,506,121,964	31,338,831	2,474,783,133
Elfun Diversified Fund	154,986,322	37,268,749	4,135,748	33,133,001
Elfun Tax-Exempt Income Fund	895,977,555	6,762,472	11,057,865	(4,295,393)
Elfun Income Fund	166,616,751	397,657	10,412,103	(10,014,446)
Elfun Government Money Market Fund	143,036,157	—	—	—
10.Line of Credit
The Funds (excluding the Elfun Government Money Market Fund) and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of $960 million prior to October 3, 2024) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds had no outstanding loans as of December 31, 2024.
11.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Interest Rate Risk The risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Russian Sanctions Risk Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse
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consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
Credit Risk A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk A Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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Elfun Funds
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund (collectively referred to as the “Funds”), including the schedules of investments, as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds at December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2025
100

Elfun Funds
Other Information — December 31, 2024
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for their fiscal year ended December 31, 2024.
Dividends Received Deduction
The Funds report the maximum amount allowable of their net taxable income as eligible for the corporate dividends received deduction.
Interest Dividends
The Funds report the maximum amount allowable as Section 163(j) Interest Dividends.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2024 is considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Long Term Capital Gains Distributions
Long term capital gain dividends were paid from the Funds during the year ended December 31, 2024:
Amount
Elfun International Equity Fund	$7,808,249
Elfun Trusts	331,264,489
Elfun Diversified Fund	5,457,929
Elfun Government Money Market Fund	8
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the year ended December 31, 2024, the total amount of foreign taxes that will be passed through are:
Amount
Elfun International Equity Fund	$316,959
The amount of foreign source income earned on the following Fund during the year ended December 31, 2024 was as follows:
Amount
Elfun International Equity Fund	$4,208,750
Tax-Exempt Income
For the fiscal year ended December 31, 2024, the following Fund hereby designates as exempt-interest dividends the amounts set forth, or the amount ultimately treated as exempt-interest dividends:
Amount
Elfun Tax-Exempt Income Fund	$37,302,983
Other Information	101

Elfun Funds
Proxy Disclosure for Open-End Management Investment Companies — December 31, 2024 (Unaudited)
Shareholder Meeting Results
Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on December 6, 2024 (the “Shareholder Meeting”). The final results of the Shareholder Meeting are reported in the tables below.
Elfun Diversified Fund
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	4,762,347.571	158,272.971
Donna M. Rapaccioli	4,758,559.048	162,061.494
Margaret K. McLaughlin	4,776,543.328	144,077.214
George M. Pereira	4,773,732.578	146,887.964
Mark E. Swanson	4,776,165.848	144,454.694
Jeanne LaPorta	4,769,213.969	151,406.573

Elfun Government Money Market Fund
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	84,501,163.644	558,257.172
Donna M. Rapaccioli	84,523,858.301	535,562.515
Margaret K. McLaughlin	84,523,858.301	535,562.515
George M. Pereira	84,501,163.644	558,257.172
Mark E. Swanson	84,523,858.301	535,562.515
Jeanne LaPorta	84,515,106.484	544,314.332

Elfun Income Fund
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	9,654,477.024	279,321.597
Donna M. Rapaccioli	9,598,109.077	335,689.544
Margaret K. McLaughlin	9,673,978.089	259,820.532
George M. Pereira	9,670,903.277	262,895.344
Mark E. Swanson	9,670,903.277	262,895.344
Jeanne LaPorta	9,647,357.967	286,440.654

102

Elfun Funds
Proxy Disclosure for Open-End Management Investment Companies, continued — December 31, 2024 (Unaudited)
Elfun International Equity Fund
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	3,714,604.906	74,350.796
Donna M. Rapaccioli	3,702,895.575	86,060.127
Margaret K. McLaughlin	3,716,593.082	72,362.620
George M. Pereira	3,715,702.244	73,253.458
Mark E. Swanson	3,716,001.660	72,954.042
Jeanne LaPorta	3,711,151.095	77,804.607

Elfun Tax-Exempt Income Fund
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	49,334,083.797	975,408.663
Donna M. Rapaccioli	49,308,526.014	1,000,966.446
Margaret K. McLaughlin	49,470,952.142	838,540.318
George M. Pereira	49,427,380.647	882,111.813
Mark E. Swanson	49,493,290.882	816,201.578
Jeanne LaPorta	49,181,924.546	1,127,567.914

Elfun Trusts
Proposal 1: To elect the following as Trustees of the Trust:
Proposed Trustee	Shares For	Shares Withheld
Patrick J. Riley	24,087,429.325	441,329.468
Donna M. Rapaccioli	24,127,075.758	401,683.035
Margaret K. McLaughlin	24,212,984.209	315,774.584
George M. Pereira	24,139,175.937	389,582.856
Mark E. Swanson	24,158,826.416	369,932.377
Jeanne LaPorta	24,117,172.200	411,586.593
103

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Not applicable to the Registrant.

(a)(3) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELFUN TRUSTS

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	March 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	March 6, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 6, 2025